UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2021

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Letter from the Chairman and CEO
June 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded AlphaDEX® Fund II (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2021.
Since December of 2008, the Federal Reserve (the “Fed”) has largely maintained an extremely accommodating stance on monetary policy. In other words, it has kept interest rates at very low levels, and has done so on purpose. From December 2008 through June 2021 (a period that captured a portion of the financial crisis of 2007-2008 and the entire coronavirus (“COVID-19”) pandemic), the Federal Funds target rate (upper bound) stood at 0.25% for approximately eight years and three months of that 12.5-year period. That is an aggressive posture to hold for such a long duration. For comparative purposes, the Federal Funds target rate averaged 4.50% for the 20-year period ended December 31, 2008. All along, the Fed has been signaling to savers, investors, and businesses alike that it wanted them to assume more risk. The Fed did not want money just sitting idle on the sidelines. It wanted the money to be put to work, so to speak, in such a way that it would stimulate U.S. economic growth and stave off any deflationary pressures potentially looming. It has been a tough road to hoe, as I’m sure those investors who follow the economy closely have noticed.
Why am I taking this trip down memory lane? It is because the Federal Funds target rate currently stands at 0.25%, just like it did back in December 2008. We can cite the severe hit to many parts of the U.S. economy from the COVID-19 pandemic, such as the leisure and travel industry, as to why the target rate has returned to such a low level. For all intents and purposes, until the economy reaches full employment (4% unemployment rate) and a 2% plus inflation rate for a sustained period, the Fed has stated that it intends to maintain the status quo. Since inflation has risen notably in recent months, the Fed is now forecasting a couple of rate hikes in 2023. At a minimum, that is still 18 months away. Keep in mind, however, the Fed reserves the right to change its posture at any time.
As previously noted, the Fed has been encouraging savers and investors to assume more risk for over a decade. One of the best barometers of risk in the securities markets is the default rate on speculative-grade (below investment-grade) debt, in my opinion. High yield corporate bonds behave like a hybrid security between other fixed-income securities and stocks. They share behavioral characteristics of both, and they are economically sensitive. Moody’s reported that its global speculative-grade default rate stood at 4.0% in June 2021, according to its own release. Moody’s puts the historical average default rate at 4.2%. Its baseline scenario sees the default rate declining to 1.7% by December 2021. Moody’s recorded 28 defaults over the first six months of 2021, down from 114 defaults over the same period a year ago. I believe that investors should take some comfort in knowing that defaults are trending lower, not higher, in the current economic climate.
Companies have heeded the Fed’s call for risk-taking, as measured by this year’s robust global mergers and acquisitions (“M&A”) activity. Global M&A activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to data from Refinitiv. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.
In closing, we welcome the reopening of the U.S. economy and, hopefully, the global economy shortly thereafter. We encourage investors to stay the course even though the markets could experience some turbulence in the months ahead. The potential for additional volatility represents an opportunity for investors to check their asset allocation levels to determine if they are suitable for an extended inflationary climate.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2021
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy/Investing
We have learned recently that the reopening process for the economy from the coronavirus (“COVID-19”) pandemic, while underway, is likely to be more of a work in progress than a foregone conclusion. It has to do with the spread of the highly contagious Delta variant, now found in all 50 states in the U.S. and overseas. The Delta variant, which was first identified in India in 2020, appears to be more problematic for those individuals who have yet to be vaccinated. Cases are rising rapidly. The Centers for Disease Control and Prevention expects the Delta variant to account for approximately 80% of new cases moving forward. The concern has elevated quickly, and some state and local governments, such as Los Angeles County, are contemplating reinstating the mask mandate for businesses and other public venues. This is something we intend to monitor moving forward to assess its potential near-term impact on the global economy.
The global growth forecast from the International Monetary Fund (“IMF”) released in April 2021 projected a rate of 6.0% for real gross domestic product growth for 2021, up from -3.3% in 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from -3.5% from the previous year. Advanced Economies are expected to register a 5.1% growth rate, up from -4.7% for the previous year. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies in 2021. Their 2021 growth rate estimate is 6.7%, up from -2.2% a year ago.
Many foreign economies, especially those in the emerging markets, that possess, mine and produce energy and raw materials caught a nice tailwind from the spike in commodity prices in the first half of 2021, in our opinion. Overall, commodity prices rose 27.17%, as measured by the Refinitiv/CC CRB Excess Return Index, according to Bloomberg. The price of crude oil surged over the same period. The price of Brent crude oil increased by 45.04% to $75.13 per barrel during the first half of 2021. While production limits from the Organization of the Petroleum Exporting Countries (“OPEC”) were still being honored by its members and allies, investors viewed the rollout of the COVID-19 vaccines as a reason to be more optimistic about the growth prospects for the global economy moving forward, according to CNBC. We also learned in the first half of the year that demand for oil has picked up. OPEC, the International Energy Agency and the U.S. Energy Information Administration are all calling for a demand-led rally in crude oil in the second half of 2021.
Data from Refinitiv, a global provider of financial market data and infrastructure, indicates that global mergers and acquisitions (“M&A”) activity set a record high in the first half of 2021, with announced deals valued at $2.8 trillion, according to CFO Dive. U.S. M&A activity also reached a record high, coming in at $1.3 trillion for the same period, or around 46% of the global total. Private equity firms announced more than 6,500 deals totaling $533.3 billion, double the value over the same period a year ago. M&A specialists expect deal-making to remain robust for the rest of 2021, due to low borrowing costs and stronger economic growth.
The marketplace for exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”) continues to set records, both domestically and abroad. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $6.51 trillion at the close of June 2021, according to its own release. In the first half of 2021, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $472.18 billion, with $327.44 billion of it flowing to equity funds. Total assets invested in ETFs/ETPs listed globally stood at an all-time high of $9.35 trillion for the same period. In the first half of this year, net inflows to ETFs/ETPs listed globally totaled a record high $660.73 billion, with $460.73 billion of it flowing to equity funds.
Foreign Stocks and Bonds
The U.S. dollar rose by 2.78% against a basket of major currencies in the first half of 2021, as measured by the U.S. Dollar Index (“DXY”), according to Bloomberg. The DXY Index closed at a reading of 92.44 on June 30, 2021, above its 20-year average of 89.41. The stronger U.S. dollar likely had a bit of a negative influence on the returns of foreign securities held by U.S. investors, providing they were unhedged. The strength in the dollar was more noticeable with respect to bond returns due to the low interest rate levels persisting in many foreign debt markets, in our opinion.
The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.97% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt declined by 3.21% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of 7.45% (USD), while the MSCI World ex USA Index was up 9.92% (USD) on a total return basis, according to Bloomberg.

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	14.52%	52.21%	8.60%	4.63%	4.71%	51.05%	57.27%	59.91%
Market Price	15.05%	52.89%	8.65%	4.45%	4.67%	51.40%	54.56%	59.23%
Index Performance
NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index(1)	15.81%	55.06%	9.93%	N/A	N/A	60.56%	N/A	N/A
NASDAQ DM Asia Pacific Ex-Japan Index(1)	9.19%	45.46%	11.86%	N/A	N/A	75.16%	N/A	N/A
MSCI Pacific ex-Japan Index	9.60%	34.19%	10.43%	5.54%	5.19%	64.25%	71.42%	67.52%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	20.5%
Materials	18.1
Financials	12.3
Consumer Discretionary	12.3
Real Estate	11.2
Communication Services	8.5
Consumer Staples	5.9
Information Technology	4.2
Utilities	3.8
Energy	2.9
Health Care	0.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
HMM Co., Ltd.	2.3%
Kakao Corp.	2.0
Hopson Development Holdings Ltd.	2.0
LG Uplus Corp.	1.9
SK Telecom Co., Ltd.	1.8
CK Asset Holdings Ltd.	1.7
KT Corp.	1.7
Hyundai Steel Co.	1.7
Mineral Resources Ltd.	1.7
LG Corp.	1.7
Total	18.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	12.23%	43.98%	11.73%	6.06%	6.21%	74.16%	80.12%	84.83%
Market Price	13.77%	45.08%	11.85%	6.03%	6.26%	75.08%	79.67%	85.79%
Index Performance
NASDAQ AlphaDEX® Europe Index(1)	12.43%	44.92%	12.56%	N/A	N/A	80.68%	N/A	N/A
NASDAQ DM Europe Index(1)	11.80%	36.68%	10.50%	N/A	N/A	64.78%	N/A	N/A
MSCI Europe Index	11.80%	35.09%	10.34%	5.58%	5.80%	63.58%	72.12%	77.65%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Europe Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	22.8%
Materials	15.0
Industrials	12.7
Communication Services	11.3
Consumer Discretionary	9.8
Real Estate	6.8
Utilities	5.7
Information Technology	5.5
Consumer Staples	4.6
Health Care	4.3
Energy	1.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Kinnevik AB, Class B	1.1%
Sofina S.A.	1.0
Signify N.V.	1.0
Ipsen S.A.	1.0
Valmet OYJ	1.0
Kuehne + Nagel International AG	1.0
Segro PLC	0.9
Investor AB, Class B	0.9
Entain PLC	0.9
Kingfisher PLC	0.9
Total	9.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	5.47%	41.41%	8.16%	-0.68%	-0.56%	48.01%	-6.60%	-5.53%
Market Price	5.12%	40.50%	8.11%	-0.79%	-0.60%	47.70%	-7.66%	-5.92%
Index Performance
NASDAQ AlphaDEX® Latin America Index(1)	5.75%	43.70%	9.74%	N/A	N/A	59.16%	N/A	N/A
NASDAQ Latin America Index(1)	9.08%	46.76%	6.54%	N/A	N/A	37.28%	N/A	N/A
MSCI EM Latin America Index	8.89%	44.92%	5.89%	-2.45%	-2.37%	33.13%	-21.97%	-21.66%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Latin America Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	28.1%
Financials	18.6
Consumer Staples	15.7
Utilities	14.9
Communication Services	6.7
Energy	6.2
Industrials	3.3
Real Estate	2.8
Consumer Discretionary	2.3
Health Care	1.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Braskem S.A., Class A (Preference Shares)	5.1%
Centrais Eletricas Brasileiras S.A.	4.3
Cia Siderurgica Nacional S.A.	4.0
Itausa S.A. (Preference Shares)	3.7
Cemex S.A.B. de C.V., Series CPO	3.6
Gerdau S.A. (Preference Shares)	3.3
JBS S.A.	3.3
Petroleo Brasileiro S.A. (Preference Shares)	3.3
Vale S.A.	3.2
TIM S.A.	3.1
Total	36.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	13.09%	41.60%	12.11%	-1.14%	-1.23%	77.10%	-10.82%	-11.84%
Market Price	13.55%	41.42%	12.04%	-1.40%	-1.19%	76.53%	-13.17%	-11.50%
Index Performance
NASDAQ AlphaDEX® Brazil Index(1)	12.81%	43.92%	14.31%	N/A	N/A	95.16%	N/A	N/A
NASDAQ Brazil Index(1)	10.55%	48.04%	10.97%	N/A	N/A	68.26%	N/A	N/A
MSCI Brazil Index	10.65%	46.55%	9.69%	-2.43%	-2.46%	58.78%	-21.84%	-22.42%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Brazil Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	23.0%
Financials	21.2
Utilities	19.8
Consumer Staples	10.6
Consumer Discretionary	6.9
Industrials	4.6
Communication Services	3.6
Health Care	3.2
Information Technology	3.1
Energy	2.2
Real Estate	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Banco Inter S.A. (Preference Shares)	7.4%
Cia Siderurgica Nacional S.A.	4.3
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	4.0
Vale S.A.	4.0
Centrais Eletricas Brasileiras S.A.	3.6
Suzano S.A.	3.2
Neoenergia S.A.	3.1
Metalurgica Gerdau S.A. (Preference Shares)	3.0
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	2.8
Cia Brasileira de Distribuicao	2.7
Total	38.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	9.48%	34.13%	14.71%	4.36%	3.57%	98.63%	53.29%	42.95%
Market Price	10.31%	35.21%	14.70%	4.08%	3.50%	98.56%	49.16%	42.10%
Index Performance
NASDAQ AlphaDEX® China Index(1)	9.90%	36.74%	16.39%	N/A	N/A	113.63%	N/A	N/A
NASDAQ China Index(1)	4.33%	20.21%	13.96%	N/A	N/A	92.17%	N/A	N/A
MSCI China Index	1.83%	27.39%	16.59%	7.71%	7.10%	115.41%	110.11%	101.34%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® China Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	19.1%
Consumer Discretionary	18.7
Industrials	15.3
Energy	11.4
Information Technology	11.2
Real Estate	9.4
Utilities	8.1
Health Care	4.4
Financials	2.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
COSCO SHIPPING Holdings Co., Ltd., Class H	7.3%
Yanzhou Coal Mining Co., Ltd., Class H	4.6
Beijing Enterprises Holdings Ltd.	3.7
China Overseas Land & Investment Ltd.	3.6
Jiangxi Copper Co., Ltd., Class H	3.6
Yadea Group Holdings Ltd.	3.6
Brilliance China Automotive Holdings Ltd.	3.6
China Resources Power Holdings Co., Ltd.	3.5
Chongqing Changan Automobile Co., Ltd., Class B	3.5
Zijin Mining Group Co., Ltd., Class H	3.3
Total	40.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	0.79%	12.89%	4.08%	3.27%	3.91%	22.16%	37.91%	47.90%
Market Price	0.53%	13.63%	4.24%	3.17%	3.92%	23.05%	36.59%	47.96%
Index Performance
NASDAQ AlphaDEX® Japan Index(1)	1.14%	14.19%	5.05%	N/A	N/A	27.93%	N/A	N/A
NASDAQ Japan Index(1)	1.50%	23.60%	9.63%	N/A	N/A	58.39%	N/A	N/A
MSCI Japan Index	1.28%	24.84%	10.19%	7.15%	7.34%	62.42%	99.57%	105.86%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	19.8%
Industrials	18.5
Consumer Discretionary	13.1
Financials	11.8
Materials	9.2
Utilities	8.8
Communication Services	8.4
Real Estate	3.7
Health Care	3.5
Consumer Staples	3.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Rakus Co., Ltd.	1.9%
Tokyo Electron Ltd.	1.9
Ibiden Co., Ltd.	1.9
Food & Life Cos., Ltd.	1.9
Tosoh Corp.	1.8
Shimizu Corp.	1.7
KDDI Corp.	1.7
Renesas Electronics Corp.	1.7
Open House Co., Ltd.	1.7
Iida Group Holdings Co., Ltd.	1.7
Total	17.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	11.63%	37.20%	9.09%	4.40%	4.52%	54.51%	53.75%	57.05%
Market Price	12.30%	37.67%	9.19%	4.35%	4.53%	55.22%	53.09%	57.06%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Index(1)	12.29%	38.78%	10.21%	N/A	N/A	62.56%	N/A	N/A
NASDAQ Developed Markets Ex-US Index(1)	9.67%	35.65%	10.49%	N/A	N/A	64.67%	N/A	N/A
MSCI World ex USA Index	9.92%	33.60%	10.36%	5.70%	5.78%	63.70%	74.03%	77.37%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Developed Markets Ex-US Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	18.7%
Industrials	18.6
Financials	15.1
Consumer Discretionary	13.0
Communication Services	7.8
Real Estate	7.1
Information Technology	6.8
Utilities	5.5
Consumer Staples	2.9
Health Care	2.4
Energy	2.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
HMM Co., Ltd.	0.8%
Tourmaline Oil Corp.	0.8
Nippon Yusen KK	0.8
Kinnevik AB, Class B	0.7
Hopson Development Holdings Ltd.	0.7
Sofina S.A.	0.7
Signify N.V.	0.7
Valmet OYJ	0.6
Segro PLC	0.6
Onex Corp.	0.6
Total	7.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21	5 Years Ended 6/30/21	10 Years Ended 6/30/21	Inception (4/18/11) to 6/30/21
Fund Performance
NAV	12.04%	36.22%	11.06%	2.68%	2.41%	68.93%	30.24%	27.47%
Market Price	11.73%	37.63%	10.99%	2.47%	2.38%	68.46%	27.63%	27.07%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Index(1)	12.69%	38.85%	12.61%	N/A	N/A	81.08%	N/A	N/A
NASDAQ Emerging Markets Index(1)	9.29%	38.45%	12.10%	N/A	N/A	77.01%	N/A	N/A
MSCI Emerging Markets Index	7.45%	40.90%	13.03%	4.28%	4.14%	84.47%	52.12%	51.28%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Emerging Markets Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	26.5%
Information Technology	12.9
Industrials	12.4
Utilities	10.2
Energy	9.6
Consumer Discretionary	7.1
Financials	7.0
Real Estate	6.1
Communication Services	2.9
Health Care	2.9
Consumer Staples	2.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Evergreen Marine Corp. Taiwan Ltd.	3.7%
Braskem S.A., Class A (Preference Shares)	1.8
momo.com, Inc.	1.6
Cia Siderurgica Nacional S.A.	1.4
China Coal Energy Co., Ltd., Class H	1.3
Polski Koncern Naftowy ORLEN S.A.	1.3
Gudang Garam Tbk PT	1.3
COSCO SHIPPING Holdings Co., Ltd., Class H	1.2
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1.2
Yanzhou Coal Mining Co., Ltd., Class H	1.2
Total	16.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21
Fund Performance
NAV	11.38%	42.43%	12.40%	8.98%	79.42%	123.98%
Market Price	12.74%	42.88%	12.48%	9.02%	80.02%	124.60%
Index Performance
NASDAQ AlphaDEX® Germany Index(1)	11.48%	42.91%	12.98%	N/A	84.05%	N/A
NASDAQ Germany Index(1)	9.57%	33.16%	9.86%	N/A	60.02%	N/A
MSCI Germany Index	9.13%	31.79%	10.27%	7.49%	63.07%	96.72%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Germany Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	34.1%
Materials	14.1
Real Estate	12.1
Health Care	11.0
Communication Services	11.0
Industrials	7.9
Information Technology	3.8
Financials	3.3
Utilities	2.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Porsche Automobil Holding SE (Preference Shares)	5.9%
HelloFresh SE	4.7
1&1 AG	4.6
HeidelbergCement AG	4.3
Jungheinrich AG (Preference Shares)	4.1
Zalando SE	4.1
Wacker Chemie AG	4.1
Volkswagen AG (Preference Shares)	4.0
Daimler AG	3.8
Bayerische Motoren Werke AG	3.6
Total	43.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21
Fund Performance
NAV	16.43%	52.51%	9.02%	7.21%	54.02%	92.05%
Market Price	18.25%	53.60%	9.15%	7.29%	54.96%	93.31%
Index Performance
NASDAQ AlphaDEX® United Kingdom Index(1)	16.96%	52.80%	10.18%	N/A	62.34%	N/A
NASDAQ United Kingdom Index(1)	12.33%	34.56%	6.59%	N/A	37.58%	N/A
MSCI United Kingdom Index	12.52%	31.29%	5.70%	4.10%	31.93%	45.67%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® United Kingdom Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	20.1%
Industrials	20.0
Consumer Discretionary	16.1
Materials	15.6
Consumer Staples	11.9
Communication Services	8.2
Information Technology	2.7
Utilities	2.2
Health Care	1.9
Real Estate	1.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Royal Mail PLC	3.4%
Investec PLC	3.0
BT Group PLC	2.9
Wm Morrison Supermarkets PLC	2.7
Glencore PLC	2.6
Evraz PLC	2.5
Ashtead Group PLC	2.5
Entain PLC	2.4
B&M European Value Retail S.A.	2.3
Spectris PLC	2.3
Total	26.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21
Fund Performance
NAV	16.19%	60.68%	10.03%	6.39%	61.31%	78.75%
Market Price	16.89%	60.38%	10.19%	6.42%	62.48%	79.16%
Index Performance
NIFTY 50 Equal Weight Index*	19.87%	71.54%	N/A	N/A	N/A	N/A
NIFTY 50 Index	11.25%	57.03%	12.93%	8.60%	83.63%	116.66%
(See Notes to Fund Performance Overview Page 34.)

*	On April 17, 2018, the Fund’s underlying index changed from the NASDAQ AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the NASDAQ AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	21.3%
Materials	17.6
Consumer Discretionary	13.5
Information Technology	10.2
Energy	9.9
Consumer Staples	9.5
Health Care	8.6
Utilities	3.9
Industrials	3.7
Communication Services	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Tata Steel Ltd.	2.8%
JSW Steel Ltd.	2.7
Wipro Ltd.	2.4
Bajaj Finserv Ltd.	2.3
UPL Ltd.	2.3
Divi’s Laboratories Ltd.	2.2
Asian Paints Ltd.	2.2
Dr. Reddy’s Laboratories Ltd.	2.2
Cipla Ltd.	2.2
Tata Consumer Products Ltd.	2.2
Total	23.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21	5 Years Ended 6/30/21	Inception (2/14/12) to 6/30/21
Fund Performance
NAV	10.40%	37.30%	13.41%	10.91%	87.59%	163.95%
Market Price	10.89%	37.90%	13.35%	10.89%	87.10%	163.54%
Index Performance
NASDAQ AlphaDEX® Switzerland Index(1)	10.60%	39.70%	14.04%	N/A	92.86%	N/A
NASDAQ Switzerland Index(1)	9.25%	25.12%	11.85%	N/A	75.05%	N/A
MSCI Switzerland Index	9.31%	24.33%	12.16%	10.14%	77.47%	147.26%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Switzerland Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	24.0%
Industrials	22.4
Materials	12.9
Health Care	10.3
Information Technology	6.6
Real Estate	6.0
Consumer Discretionary	5.6
Consumer Staples	4.7
Communication Services	4.0
Utilities	3.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
VAT Group AG	5.1%
Logitech International S.A.	4.8
ABB Ltd.	4.6
Kuehne + Nagel International AG	4.6
SIG Combibloc Group AG	4.5
Swisscom AG	4.0
Swiss Prime Site AG	3.9
SFS Group AG	3.7
Sika AG	3.6
Dufry AG	3.6
Total	42.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (2/15/12) to 6/30/21	5 Years Ended 6/30/21	Inception (2/15/12) to 6/30/21
Fund Performance
NAV	12.94%	49.19%	10.39%	7.28%	63.94%	93.26%
Market Price	14.12%	49.19%	10.63%	7.28%	65.68%	93.15%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	13.79%	51.64%	11.44%	N/A	71.86%	N/A
NASDAQ Developed Markets Ex-US Small Cap Index(1)	9.93%	43.04%	10.25%	N/A	62.89%	N/A
MSCI World ex-USA Small Cap Index	9.92%	42.28%	11.88%	9.29%	75.31%	129.95%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	21.8%
Consumer Discretionary	19.2
Materials	18.3
Financials	9.7
Information Technology	8.7
Consumer Staples	6.0
Real Estate	5.5
Energy	3.8
Health Care	2.8
Communication Services	2.5
Utilities	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
AutoCanada, Inc.	0.6%
Dongkuk Steel Mill Co., Ltd.	0.6
LX Semicon Co., Ltd.	0.6
SL Corp.	0.6
Hyosung TNC Corp.	0.6
KCC Corp.	0.6
Hanmi Semiconductor Co., Ltd.	0.5
Samhallsbyggnadsbolaget i Norden AB	0.5
Osstem Implant Co., Ltd.	0.5
Total Produce PLC	0.5
Total	5.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (2/15/12) to 6/30/21	5 Years Ended 6/30/21	Inception (2/15/12) to 6/30/21
Fund Performance
NAV	15.71%	47.64%	13.84%	8.24%	91.17%	109.93%
Market Price	16.25%	49.42%	13.72%	8.23%	90.20%	109.89%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Small Cap Index(1)	16.49%	50.14%	15.83%	N/A	108.54%	N/A
NASDAQ Emerging Markets Small Cap Index(1)	18.13%	54.40%	12.71%	N/A	81.88%	N/A
MSCI Emerging Markets Small Cap Index	19.78%	63.75%	11.86%	6.08%	75.14%	73.81%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Emerging Markets Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	17.9%
Materials	17.2
Industrials	15.5
Consumer Discretionary	12.2
Utilities	8.1
Consumer Staples	7.2
Real Estate	6.5
Financials	5.5
Communication Services	5.2
Energy	3.2
Health Care	1.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Yang Ming Marine Transport Corp.	2.3%
Wan Hai Lines Ltd.	1.8
Chung Hung Steel Corp.	1.5
Xtep International Holdings Ltd.	1.4
Unipar Carbocloro S.A. (Preference Shares)	1.2
GCL-Poly Energy Holdings Ltd.	1.2
Elite Semiconductor Microelectronics Technology, Inc.	1.2
Embraer S.A.	1.1
China Dongxiang Group Co., Ltd.	1.1
Banco Pan S.A.	1.1
Total	13.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/21	1 Year Ended 6/30/21	5 Years Ended 6/30/21	Inception (10/21/14) to 6/30/21	5 Years Ended 6/30/21	Inception (10/21/14) to 6/30/21
Fund Performance
NAV	11.43%	39.10%	11.41%	8.30%	71.64%	70.48%
Market Price	12.92%	40.36%	11.46%	8.33%	72.01%	70.85%
Index Performance
NASDAQ AlphaDEX® Eurozone Index	11.48%	40.03%	12.09%	8.91%	76.94%	76.96%
NASDAQ Eurozone Index	11.85%	38.30%	11.40%	7.44%	71.55%	61.64%
MSCI EMU Index	11.73%	37.48%	11.55%	7.27%	72.72%	59.96%
(See Notes to Fund Performance Overview Page 34.)

Nasdaq® and NASDAQ AlphaDEX® Eurozone Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	22.4%
Communication Services	11.9
Materials	11.5
Industrials	11.3
Utilities	11.0
Consumer Discretionary	7.9
Real Estate	6.5
Information Technology	6.4
Health Care	5.9
Consumer Staples	3.2
Energy	2.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Deutsche Wohnen SE	1.4%
Sofina S.A.	1.4
Signify N.V.	1.4
Valmet OYJ	1.3
Banco BPM S.p.A.	1.2
OCI N.V.	1.2
LEG Immobilien SE	1.2
Telekom Austria AG	1.2
ING Groep N.V.	1.2
Enagas S.A.	1.1
Total	12.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
June 30, 2021 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$1,145.20	0.80%	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$1,122.30	0.80%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$1,054.70	0.80%	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$1,130.90	0.80%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$1,094.80	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
June 30, 2021 (Unaudited)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$1,007.90	0.80%	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$1,116.30	0.80%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$1,120.40	0.80%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$1,113.80	0.80%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$1,164.30	0.80%	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$1,161.90	0.80%	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$1,104.00	0.80%	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$1,129.40	0.80%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$1,157.10	0.80%	$4.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$1,114.30	0.80%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (January 1, 2021 through June 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.8%
	Australia – 18.0%
2,569	Aristocrat Leisure Ltd.	$83,018
67,889	Aurizon Holdings Ltd.	189,397
48,096	AusNet Services Ltd.	63,122
6,264	Australia & New Zealand Banking Group Ltd.	132,240
1,948	BHP Group Ltd.	70,956
13,683	BlueScope Steel Ltd.	225,344
16,076	Boral Ltd. (b)	88,613
1,834	Domino’s Pizza Enterprises Ltd.	165,750
43,262	Evolution Mining Ltd.	146,000
13,245	Fortescue Metals Group Ltd.	231,838
61,609	Harvey Norman Holdings Ltd.	253,196
60,657	Incitec Pivot Ltd.	108,266
3,409	JB Hi-Fi Ltd.	129,312
9,285	Mineral Resources Ltd.	374,137
3,394	National Australia Bank Ltd.	66,739
10,842	Newcrest Mining Ltd.	205,551
15,456	OZ Minerals Ltd.	260,571
1,594	Rio Tinto Ltd.	151,388
12,430	Santos Ltd.	66,092
3,914	Seven Group Holdings Ltd.	59,733
2,515	Sonic Healthcare Ltd.	72,427
31,408	South32 Ltd.	69,014
8,915	Suncorp Group Ltd.	74,279
37,716	Tabcorp Holdings Ltd.	146,517
25,957	Telstra Corp., Ltd.	73,194
11,179	Washington H Soul Pattinson & Co., Ltd. (c)	282,782
1,676	Wesfarmers Ltd.	74,284
3,616	Westpac Banking Corp.	69,992
		3,933,752
	Bermuda – 9.0%
22,455	CK Infrastructure Holdings Ltd.	133,903
27,400	Hongkong Land Holdings Ltd.	130,424
93,273	Hopson Development Holdings Ltd.	427,665
2,100	Jardine Matheson Holdings Ltd.	134,232
112,227	Kerry Logistics Network Ltd.	340,397
104,377	Kerry Properties Ltd.	344,146
64,836	Man Wah Holdings Ltd.	155,821
229,139	Nine Dragons Paper Holdings Ltd.	293,938
		1,960,526
	Cayman Islands – 7.6%
55,124	CK Asset Holdings Ltd.	380,543
41,938	CK Hutchison Holdings Ltd.	326,784
64,500	Shimao Group Holdings, Ltd.	158,170
79,273	SITC International Holdings Co., Ltd.	331,312
248,818	WH Group Ltd. (d) (e)	223,684
60,943	Xinyi Glass Holdings Ltd.	248,425
		1,668,918
Shares	Description	Value

	Hong Kong – 6.1%
31,600	Bank of East Asia (The) Ltd.	$58,688
13,955	CLP Holdings, Ltd.	138,035
29,817	Henderson Land Development Co., Ltd.	141,322
1,100	Hong Kong Exchanges & Clearing Ltd.	65,567
22,818	Power Assets Holdings Ltd.	140,035
13,331	Sun Hung Kai Properties Ltd.	198,652
18,000	Swire Pacific Ltd., Class A	122,059
15,772	Techtronic Industries Co., Ltd.	275,451
51,000	Wharf Holdings (The) Ltd.	194,428
		1,334,237
	New Zealand – 1.0%
2,766	Mainfreight Ltd.	148,778
21,424	Spark New Zealand Ltd.	71,882
		220,660
	Singapore – 5.7%
48,000	CapitaLand Ltd.	132,431
3,100	DBS Group Holdings Ltd.	68,722
12,000	Jardine Cycle & Carriage Ltd.	190,615
157,500	Olam International Ltd.	187,402
15,400	Oversea-Chinese Banking Corp., Ltd.	136,856
48,800	Singapore Airlines Ltd. (b)	176,010
37,000	Singapore Telecommunications Ltd.	63,010
4,500	Venture Corp. Ltd.	64,286
67,500	Wilmar International Ltd.	225,887
		1,245,219
	South Korea – 51.4%
740	CJ CheilJedang Corp.	302,926
3,484	Coway Co., Ltd.	243,476
7,110	Hana Financial Group, Inc.	290,739
6,204	Hankook Tire & Technology Co., Ltd.	284,817
4,555	Hanwha Solutions Corp. (b)	180,194
13,116	HMM Co., Ltd. (b) (c)	511,293
6,908	Hyundai Engineering & Construction Co., Ltd.	357,622
1,623	Hyundai Glovis Co., Ltd.	301,209
1,047	Hyundai Motor Co.	222,667
7,916	Hyundai Steel Co.	377,471
33,221	Industrial Bank of Korea	309,746
3,055	Kakao Corp.	442,184
6,768	KB Financial Group, Inc.	335,350
4,588	Kia Corp.	365,036
16,431	Korea Electric Power Corp.	362,572
2,666	Korea Investment Holdings Co., Ltd.	243,838
2,279	Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	271,177
745	Korea Zinc Co., Ltd.	285,457
8,391	Korean Air Lines Co., Ltd. (b)	234,708

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
13,465	KT Corp.	$380,222
4,673	KT&G Corp.	350,221
1,435	Kumho Petrochemical Co., Ltd.	279,061
4,053	LG Corp.	368,896
16,720	LG Display Co., Ltd. (b)	363,753
2,536	LG Electronics, Inc.	368,189
1,481	LG Innotek Co., Ltd.	293,267
31,051	LG Uplus Corp.	423,241
951	POSCO	293,876
2,454	POSCO Chemical Co., Ltd.	313,791
1,201	Samsung Fire & Marine Insurance Co., Ltd.	235,156
8,126	Shinhan Financial Group Co., Ltd.	292,959
1,722	SK Hynix, Inc.	194,961
1,042	SK Innovation Co., Ltd. (b)	273,419
1,383	SK Telecom Co., Ltd.	392,985
809	SK, Inc.	202,941
30,129	Woori Financial Group, Inc.	306,333
		11,255,753
	Total Common Stocks	21,619,065
	(Cost $17,186,488)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.0%
	Singapore – 1.0%
85,200	Mapletree Commercial Trust	136,857
33,000	Mapletree Industrial Trust	69,451
	Total Real Estate Investment Trusts	206,308
	(Cost $179,050)
RIGHTS (a) – 0.0%
	Singapore – 0.0%
23,625	Olam International Ltd., expiring 7/19/21 (b) (f)	6,149
	(Cost $0)
MONEY MARKET FUNDS – 3.0%
660,964	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (g) (h)	660,964
	(Cost $660,964)
	Total Investments – 102.8%	22,492,486
	(Cost $18,026,502) (i)
	Net Other Assets and Liabilities – (2.8)%	(612,199)
	Net Assets – 100.0%	$21,880,287

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $629,668 and the total value of the collateral held by the Fund is $660,964.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Rate shown reflects yield as of June 30, 2021.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,798,811 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $332,827. The net unrealized appreciation was $4,465,984.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,619,065	$ 21,619,065	$ —	$ —
Real Estate Investment Trusts*	206,308	206,308	—	—
Rights*	6,149	—	6,149	—
Money Market Funds	660,964	660,964	—	—
Total Investments	$ 22,492,486	$ 22,486,337	$ 6,149	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$629,668
Non-cash Collateral (2)	(629,668)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
South Korean Won	50.0%
Hong Kong Dollar	20.9
Australian Dollar	17.5
Singapore Dollar	6.5
United States Dollar	4.1
New Zealand Dollar	1.0
Total	100.0%
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.5%
	Austria – 2.9%
43,629	Erste Group Bank AG	$1,600,622
58,333	OMV AG	3,318,006
101,048	Raiffeisen Bank International AG	2,288,517
469,399	Telekom Austria AG	4,007,447
53,570	voestalpine AG	2,181,298
		13,395,890
	Belgium – 3.9%
4,653	Ackermans & van Haaren N.V.	785,663
24,471	Ageas S.A./N.V.	1,357,972
30,222	D’ieteren Group	3,655,245
37,212	Etablissements Franz Colruyt N.V.	2,080,894
169,955	Proximus S.A.D.P.	3,282,828
10,934	Sofina S.A.	4,716,663
41,844	Umicore S.A.	2,555,251
		18,434,516
	Denmark – 1.6%
15,750	Ambu A.S., Class B	605,513
1,274	AP Moller - Maersk A.S., Class B	3,661,766
39,528	Danske Bank A.S.	695,542
11,311	DSV Panalpina A.S.	2,637,805
		7,600,626
	Finland – 2.7%
138,592	Fortum OYJ	3,822,443
72,570	Kesko OYJ, Class B	2,680,454
37,822	Kojamo OYJ	864,210
39,665	Stora Enso OYJ, Class R	723,599
101,721	Valmet OYJ	4,436,244
		12,526,950
	France – 11.8%
6,104	Arkema S.A.	765,761
37,936	Atos SE	2,307,608
27,567	AXA S.A.	699,024
36,481	BNP Paribas S.A.	2,287,016
612,795	Bollore S.A.	3,284,330
55,356	Bouygues S.A.	2,047,261
13,043	Capgemini SE	2,505,449
122,539	Carrefour S.A. (b)	2,409,811
50,149	Cie de Saint-Gobain	3,302,640
9,884	Cie Generale des Etablissements Michelin SCA	1,576,334
20,194	Cie Plastic Omnium S.A.	630,712
122,800	CNP Assurances	2,089,505
51,104	Credit Agricole S.A.	715,888
7,391	Eiffage S.A.	751,941
165,439	Electricite de France S.A. (b)	2,259,870
19,459	Iliad S.A. (b)	2,847,271
43,122	Ipsen S.A.	4,485,291
303,938	Orange S.A.	3,465,193
60,614	Publicis Groupe S.A.	3,876,832
Shares	Description	Value

	France (Continued)
17,083	Renault S.A. (c)	$690,431
186,649	Rexel S.A.	3,904,068
15,616	Rubis SCA	694,190
37,441	Sanofi	3,922,801
21,679	SCOR SE (b) (c)	689,432
84,814	Societe Generale S.A.	2,500,125
3,620	SOITEC (c)	797,960
		55,506,744
	Germany – 14.4%
52,638	1&1 AG	1,610,320
2,906	Allianz SE	724,650
8,906	BASF SE	701,626
28,524	Bayerische Motoren Werke AG	3,020,672
17,332	Brenntag SE	1,611,642
11,002	Covestro AG (d) (e)	710,465
41,499	Daimler AG	3,705,320
61,923	Deutsche Bank AG (c)	806,649
40,510	Deutsche Post AG	2,755,272
73,486	Deutsche Telekom AG	1,552,067
63,436	Deutsche Wohnen SE	3,879,808
30,176	Fresenius Medical Care AG & Co., KGaA	2,506,115
49,832	Fresenius SE & Co., KGaA	2,599,589
32,578	HeidelbergCement AG	2,794,448
9,919	HelloFresh SE (c)	964,204
52,348	Infineon Technologies AG	2,099,263
30,774	Jungheinrich AG (Preference Shares)	1,504,129
50,181	LANXESS AG	3,440,413
28,124	LEG Immobilien SE	4,050,119
34,886	Porsche Automobil Holding SE (Preference Shares)	3,737,838
180,922	ProSiebenSat.1 Media SE	3,598,712
56,631	RWE AG	2,052,110
17,447	Talanx AG	713,315
1,009,396	Telefonica Deutschland Holding AG	2,663,083
277,063	thyssenkrupp AG (c)	2,887,756
146,354	TUI AG (b) (c)	748,058
40,859	Uniper SE	1,504,812
36,893	United Internet AG	1,508,358
13,220	Volkswagen AG (Preference Shares)	3,310,690
45,305	Vonovia SE	2,928,836
5,199	Wacker Chemie AG	801,721
		67,492,060
	Greece – 0.3%
92,233	Hellenic Telecommunications Organization S.A.	1,547,519
	Ireland – 2.0%
1,125,553	AIB Group PLC (c)	2,900,139
596,570	Bank of Ireland Group PLC (c)	3,195,249
31,567	CRH PLC	1,590,799

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
99,272	Glanbia PLC	$1,611,474
		9,297,661
	Isle Of Man (U.K.) – 0.9%
177,012	Entain PLC (c)	4,274,043
	Italy – 6.6%
1,625,960	A2A S.p.A.	3,323,841
67,690	ACEA S.p.A.	1,564,334
110,939	Assicurazioni Generali S.p.A.	2,223,784
1,036,341	Banco BPM S.p.A.	3,333,847
142,281	Buzzi Unicem S.p.A	3,774,036
54,954	De’ Longhi S.p.A.	2,394,041
579,136	Hera S.p.A.	2,392,499
227,958	Italgas S.p.A.	1,489,900
365,511	Leonardo S.p.A. (c)	2,952,353
200,150	Mediobanca Banca di Credito Finanziario S.p.A. (c)	2,337,679
116,397	Poste Italiane S.p.A. (d) (e)	1,538,898
6,839,469	Telecom Italia S.p.A.	3,397,237
		30,722,449
	Jersey – 1.7%
756,250	Glencore PLC	3,237,220
151,436	Polymetal International PLC	3,256,388
116,752	WPP PLC	1,573,363
		8,066,971
	Luxembourg – 1.7%
102,456	ArcelorMittal S.A.	3,140,444
15,480	Eurofins Scientific SE (c)	1,769,462
88,606	Grand City Properties S.A.	2,393,371
65,634	Tenaris S.A.	715,372
		8,018,649
	Netherlands – 6.9%
29,207	Aalberts N.V.	1,569,531
623,084	Aegon N.V.	2,585,138
10,175	ASM International N.V.	3,342,007
3,661	ASML Holding N.V.	2,515,193
33,021	ASR Nederland N.V.	1,276,050
44,154	BE Semiconductor Industries N.V.	3,745,520
241,899	ING Groep N.V.	3,195,305
26,563	Koninklijke Ahold Delhaize N.V.	789,632
29,723	Koninklijke Vopak N.V.	1,349,847
45,397	NN Group N.V.	2,141,337
171,154	OCI N.V. (c)	4,164,449
10,518	Randstad N.V.	804,426
73,741	Signify N.V. (d) (e)	4,663,964
		32,142,399
	Norway – 2.7%
48,353	Aker ASA, Class A	3,566,042
577,922	Norsk Hydro ASA	3,687,628
Shares	Description	Value

	Norway (Continued)
75,494	Orkla ASA	$768,956
367,390	Storebrand ASA	3,328,214
28,459	Yara International ASA	1,497,955
		12,848,795
	Portugal – 0.0%
1,811,371	Banco Espirito Santo S.A. (c) (f) (g) (h)	0
	Spain – 2.8%
4,415	Acciona S.A.	666,427
22,324	ACS Actividades de Construccion y Servicios S.A. (b)	597,973
288,828	Bankinter S.A.	1,451,763
478,115	CaixaBank S.A. (b)	1,470,603
136,257	Enagas S.A. (b)	3,148,128
74,220	Grupo Catalana Occidente S.A.	2,864,607
355,221	Mapfre S.A.	750,795
125,339	Red Electrica Corp. S.A. (b)	2,326,657
		13,276,953
	Sweden – 11.9%
71,439	Avanza Bank Holding AB	2,227,956
101,506	Boliden AB	3,902,207
134,223	Castellum AB	3,415,918
53,368	Electrolux AB, Class B	1,479,794
89,918	EQT AB	3,263,403
25,128	Evolution AB (d) (e)	3,970,871
109,772	Fabege AB	1,761,103
14,939	Fastighets AB Balder, Class B (c)	937,386
154,121	Husqvarna AB, Class B	2,047,599
63,667	Industrivarden AB, Class C	2,330,015
32,058	Indutrade AB	820,358
185,607	Investor AB, Class B	4,277,933
127,690	Kinnevik AB, Class B	5,111,718
47,105	Lundin Energy AB	1,666,654
168,302	Sinch AB (c) (d) (e)	2,831,877
118,042	Skanska AB, Class B	3,131,014
612,154	SSAB AB, Class B (c)	2,677,338
185,114	Swedish Orphan Biovitrum AB (c)	3,375,403
274,313	Tele2 AB, Class B (b)	3,737,383
34,087	Thule Group AB (d) (e)	1,511,154
58,224	Trelleborg AB, Class B	1,351,832
		55,828,916
	Switzerland – 5.8%
24,434	ABB Ltd.	828,947
13,576	BKW AG	1,412,990
146,449	Clariant AG	2,912,361
211,421	Credit Suisse Group AG	2,214,636
25,129	Holcim Ltd.	1,507,333
23,091	Julius Baer Group Ltd.	1,506,873

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
12,937	Kuehne + Nagel International AG	$4,426,754
21,117	Logitech International S.A.	2,558,461
32,029	Swiss Prime Site AG	3,177,803
4,129	Swisscom AG	2,357,133
95,365	UBS Group AG	1,459,463
7,906	VAT Group AG (d) (e)	2,628,355
		26,991,109
	United Kingdom – 16.9%
139,768	3i Group PLC	2,267,891
75,991	Anglo American PLC	3,019,525
95,398	Antofagasta PLC	1,894,344
37,260	Ashtead Group PLC	2,764,700
19,422	ASOS PLC (c)	1,332,576
394,961	Aviva PLC	2,217,633
1,445,272	Barclays PLC	3,421,108
12,106	Berkeley Group Holdings PLC	769,489
77,493	British American Tobacco PLC	3,001,490
1,388,657	BT Group PLC (c)	3,726,603
343,064	Direct Line Insurance Group PLC	1,352,497
131,815	DS Smith PLC	761,997
54,120	Electrocomponents PLC	770,353
278,933	Evraz PLC	2,284,220
124,372	Fresnillo PLC	1,327,490
23,612	Hikma Pharmaceuticals PLC	798,924
238,584	IG Group Holdings PLC	2,795,381
36,020	Imperial Brands PLC	775,798
980,675	Investec PLC	3,910,985
443,225	J Sainsbury PLC	1,666,441
89,182	Johnson Matthey PLC	3,791,020
844,188	Kingfisher PLC	4,256,504
1,263,453	Lloyds Banking Group PLC	816,017
777,353	M&G PLC	2,461,390
29,049	Mondi PLC	763,888
139,298	Pearson PLC	1,599,335
36,558	Persimmon PLC	1,495,881
38,732	Rio Tinto PLC	3,187,354
532,511	Royal Mail PLC (c)	4,253,258
118,568	Softcat PLC	2,912,908
926,888	Standard Life Aberdeen PLC	3,474,665
210,145	Tate & Lyle PLC	2,146,481
469,661	Tesco PLC	1,448,466
36,924	Travis Perkins PLC (c)	862,690
1,629,997	Vodafone Group PLC	2,735,944
589,104	Wm Morrison Supermarkets PLC	2,010,377
		79,075,623
	Total Common Stocks	457,047,873
	(Cost $410,604,328)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.8%
	United Kingdom – 1.8%
286,588	Segro PLC	4,339,005
Shares	Description	Value

	United Kingdom (Continued)
1,496,964	Tritax Big Box REIT PLC	$4,064,882
	Total Real Estate Investment Trusts	8,403,887
	(Cost $7,781,429)
MONEY MARKET FUNDS – 3.3%
15,534,480	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (i) (j)	15,534,480
	(Cost $15,534,480)
	Total Investments – 102.6%	480,986,240
	(Cost $433,920,237) (k)
	Net Other Assets and Liabilities – (2.6)%	(12,099,419)
	Net Assets – 100.0%	$468,886,821

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,630,566 and the total value of the collateral held by the Fund is $15,534,480.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of June 30, 2021.
(j)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $60,235,798 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,169,795. The net unrealized appreciation was $47,066,003.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
Other Country Categories*	457,047,873	457,047,873	—	—
Real Estate Investment Trusts*	8,403,887	8,403,887	—	—
Money Market Funds	15,534,480	15,534,480	—	—
Total Investments	$ 480,986,240	$ 480,986,240	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$14,630,566
Non-cash Collateral (2)	(14,630,566)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Euro	54.4%
British Pound Sterling	20.9
Swedish Krona	11.6
Swiss Franc	5.6
United States Dollar	3.2
Norwegian Krone	2.7
Danish Krone	1.6
Total	100.0%

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.7%
	Brazil – 56.7%
24,581	Ambev S.A.	$84,362
48,559	Atacadao S.A.	205,022
15,444	Banco Bradesco S.A. (Preference Shares)	79,893
49,373	Banco do Brasil S.A.	318,942
18,982	Banco Santander Brasil S.A.	154,564
15,499	BB Seguridade Participacoes S.A.	71,983
47,348	Braskem S.A., Class A (Preference Shares) (b)	566,885
54,836	Centrais Eletricas Brasileiras S.A.	475,948
27,368	Cia de Saneamento Basico do Estado de Sao Paulo	201,279
49,584	Cia Siderurgica Nacional S.A.	438,538
32,890	Cosan S.A.	158,439
61,777	CPFL Energia S.A.	334,235
26,955	Engie Brasil Energia S.A.	212,169
62,185	Gerdau S.A. (Preference Shares)	370,199
50,517	Hapvida Participacoes e Investimentos S.A. (c) (d)	156,514
13,438	Itau Unibanco Holding S.A. (Preference Shares)	80,512
182,097	Itausa S.A. (Preference Shares)	408,215
63,191	JBS S.A.	369,709
7,807	Natura & Co. Holding S.A. (b)	89,061
62,381	Petroleo Brasileiro S.A. (Preference Shares)	369,109
14,998	Raia Drogasil S.A.	74,511
21,931	Suzano S.A. (b)	263,721
148,322	TIM S.A.	343,832
15,345	Vale S.A.	349,395
20,164	WEG S.A.	136,581
		6,313,618
	Chile – 12.8%
563,389	Banco de Chile	55,611
3,768	Banco de Credito e Inversiones S.A.	159,059
4,253,211	Banco Santander Chile	210,289
62,851	Cencosud S.A.	125,045
41,556	Empresas CMPC S.A.	99,025
16,132	Empresas COPEC S.A.	158,818
1,610,742	Enel Americas S.A.	236,438
58,518	Falabella S.A.	260,474
2,485	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	117,078
		1,421,837
	Colombia – 1.7%
32,636	Interconexion Electrica S.A. ESP	192,616
Shares	Description	Value

	Mexico – 25.5%
97,619	America Movil S.A.B. de C.V., Series L	$73,457
54,051	Arca Continental S.A.B. de C.V.	312,798
472,524	Cemex S.A.B. de C.V., Series CPO (b)	397,760
8,844	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	74,806
11,291	Gruma S.A.B. de C.V., Class B	126,912
63,532	Grupo Bimbo S.A.B. de C.V., Series A	139,915
73,162	Grupo Carso S.A.B. de C.V., Series A1	227,773
35,510	Grupo Financiero Banorte S.A.B. de C.V., Class O	228,658
293,540	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	289,211
50,726	Grupo Mexico S.A.B. de C.V., Series B	239,100
112,377	Grupo Televisa S.A.B., Series CPO	321,109
5,169	Industrias Penoles S.A.B. de C.V. (b)	71,566
74,918	Orbia Advance Corp. S.A.B. de C.V.	195,845
42,276	Wal-Mart de Mexico S.A.B. de C.V.	138,085
		2,836,995
	Total Common Stocks	10,765,066
	(Cost $8,313,085)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.7%
	Mexico – 2.7%
285,215	Fibra Uno Administracion S.A. de C.V.	307,621
	(Cost $350,875)
	Total Investments – 99.4%	11,072,687
	(Cost $8,663,960) (e)
	Net Other Assets and Liabilities – 0.6%	62,620
	Net Assets – 100.0%	$11,135,307

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,653,396 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $244,669. The net unrealized appreciation was $2,408,727.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,765,066	$ 10,765,066	$ —	$ —
Real Estate Investment Trusts*	307,621	307,621	—	—
Total Investments	$ 11,072,687	$ 11,072,687	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.6%
	Airlines – 0.7%
9,741	Azul S.A. (Preference Shares) (a)	$85,957
	Banks – 13.4%
15,517	Banco Bradesco S.A. (Preference Shares)	80,271
29,598	Banco do Brasil S.A.	191,199
174,526	Banco Inter S.A. (Preference Shares) (b) (c)	917,930
17,080	Banco Santander Brasil S.A.	139,077
12,103	Itau Unibanco Holding S.A. (Preference Shares)	72,514
130,539	Itausa S.A. (Preference Shares)	292,635
		1,693,626
	Beverages – 0.7%
24,461	Ambev S.A.	83,950
	Capital Markets – 2.9%
18,733	B3 S.A. - Brasil Bolsa Balcao	63,350
12,219	Banco BTG Pactual S.A.	299,861
		363,211
	Diversified Telecommunication Services – 1.7%
695,999	Oi S.A. (a)	211,299
	Electric Utilities – 18.8%
52,193	Centrais Eletricas Brasileiras S.A.	453,008
68,821	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	347,163
117,253	Cia Energetica de Minas Gerais (Preference Shares)	285,954
255,406	Cia Paranaense de Energia, Class B (Preference Shares)	304,507
77,925	EDP - Energias do Brasil S.A.	276,994
66,114	Equatorial Energia S.A.	329,653
108,628	Neoenergia S.A.	379,362
		2,376,641
	Electrical Equipment – 2.2%
40,431	WEG S.A.	273,859
	Food & Staples Retailing – 4.0%
39,487	Atacadao S.A.	166,719
42,895	Cia Brasileira de Distribuicao	333,411
		500,130
	Food Products – 3.8%
34,735	BRF S.A. (a)	190,862
49,420	JBS S.A.	289,139
		480,001
Shares	Description	Value

	Health Care Providers & Services – 1.9%
50,169	Hapvida Participacoes e Investimentos S.A. (b) (c)	$155,435
4,884	Notre Dame Intermedica Participacoes S.A.	83,397
		238,832
	Household Durables – 2.4%
64,925	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	304,666
	Independent Power & Renewable Electricity Producers – 0.7%
24,655	Eneva S.A. (a)	84,169
	Insurance – 4.5%
12,920	BB Seguridade Participacoes S.A.	60,005
24,152	Porto Seguro S.A.	259,642
36,615	Sul America S.A.	256,035
		575,682
	IT Services – 3.0%
2,589	Pagseguro Digital, Ltd., Class A (a)	144,777
3,515	StoneCo Ltd., Class A (a)	235,716
		380,493
	Metals & Mining – 18.8%
12,018	Bradespar S.A. (Preference Shares)	179,601
60,094	Cia Siderurgica Nacional S.A.	531,492
46,970	Gerdau S.A. (Preference Shares)	279,621
135,985	Metalurgica Gerdau S.A. (Preference Shares)	378,116
131,005	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	503,075
21,884	Vale S.A.	498,284
		2,370,189
	Multiline Retail – 2.2%
8,791	Lojas Renner S.A.	78,175
46,031	Magazine Luiza S.A.	195,737
		273,912
	Oil, Gas & Consumable Fuels – 2.2%
27,014	Petroleo Brasileiro S.A. (Preference Shares)	159,842
32,249	Ultrapar Participacoes S.A.	119,237
		279,079

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 3.9%
19,997	Duratex S.A.	$95,687
32,694	Suzano S.A. (a)	393,146
		488,833
	Personal Products – 2.0%
21,876	Natura & Co. Holding S.A. (a)	249,556
	Pharmaceuticals – 1.2%
22,354	Hypera S.A.	154,920
	Real Estate Management & Development – 1.8%
48,806	Multiplan Empreendimentos Imobiliarios S.A.	230,597
	Road & Rail – 1.7%
16,657	Localiza Rent a Car S.A.	214,333
	Specialty Retail – 2.2%
51,896	Petrobras Distribuidora S.A.	278,376
	Wireless Telecommunication Services – 1.9%
104,518	TIM S.A.	242,288
	Total Common Stocks	12,434,599
	(Cost $10,025,302)
RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
25,739	Ultrapar Participacoes S.A., expiring 9/28/21 (a) (d) (e) (f)	0
	(Cost $0)
	Total Investments – 98.6%	12,434,599
	(Cost $10,025,302) (g)
	Net Other Assets and Liabilities – 1.4%	174,906
	Net Assets – 100.0%	$12,609,505

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,464,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $55,564. The net unrealized appreciation was $2,409,297.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,434,599	$ 12,434,599	$ —	$ —
Rights*	—**	—	—	—**
Total Investments	$ 12,434,599	$ 12,434,599	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Country Allocation†	% of Net Assets
Brazil	95.6%
Cayman Islands	3.0
Total Investments	98.6
Net Other Assets and Liabilities	1.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.9%
463,333	AviChina Industry & Technology Co., Ltd., Class H	$306,728
	Automobiles – 15.2%
590,923	Brilliance China Automotive Holdings Ltd. (a) (b)	555,586
3,889	BYD Co., Ltd., Class H	116,305
524,156	Chongqing Changan Automobile Co., Ltd., Class B (c)	538,043
370,397	Dongfeng Motor Group Co., Ltd., Class H	332,982
93,889	Great Wall Motor Co., Ltd., Class H	303,519
260,000	Yadea Group Holdings Ltd. (d) (e)	559,226
		2,405,661
	Biotechnology – 1.5%
20,240	Innovent Biologics, Inc. (c) (d) (e)	236,046
	Communications Equipment – 1.7%
41,182	BYD Electronic International Co., Ltd.	270,505
	Construction & Engineering – 2.2%
22,222	China Conch Venture Holdings Ltd.	93,590
487,778	China Railway Group Ltd., Class H	254,434
		348,024
	Construction Materials – 4.8%
17,222	Anhui Conch Cement Co., Ltd., Class H	91,386
175,979	China National Building Material Co., Ltd., Class H	206,706
288,889	China Resources Cement Holdings Ltd.	274,590
99,230	Huaxin Cement Co., Ltd., Class B	185,560
		758,242
	Electrical Equipment – 2.6%
267,778	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (f)	418,689
	Electronic Equipment, Instruments & Components – 1.0%
4,889	Sunny Optical Technology Group Co., Ltd.	154,523
Shares	Description	Value

	Gas Utilities – 3.7%
164,705	Beijing Enterprises Holdings Ltd.	$584,421
	Independent Power & Renewable Electricity Producers – 4.3%
396,839	China Resources Power Holdings Co., Ltd.	541,774
428,889	Huadian Power International Corp., Ltd., Class H	139,753
		681,527
	Insurance – 2.4%
426,666	PICC Property & Casualty Co., Ltd., Class H	373,676
	Life Sciences Tools & Services – 2.8%
24,099	WuXi Biologics Cayman, Inc. (c) (d) (e)	441,674
	Machinery – 1.2%
179,555	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	188,012
	Marine – 7.1%
448,889	COSCO SHIPPING Holdings Co., Ltd., Class H (c) (f)	1,130,851
	Metals & Mining – 14.0%
304,444	Aluminum Corp. of China Ltd., Class H (c)	181,546
352,592	China Hongqiao Group Ltd.	477,734
823,333	China Molybdenum Co., Ltd., Class H	488,848
273,444	Jiangxi Copper Co., Ltd., Class H	559,968
380,000	Zijin Mining Group Co., Ltd., Class H	510,954
		2,219,050
	Oil, Gas & Consumable Fuels – 11.3%
358,477	China Coal Energy Co., Ltd., Class H	213,767
480,000	China Petroleum & Chemical Corp., Class H	242,958
114,432	China Shenhua Energy Co., Ltd., Class H	224,316
820,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	382,314
535,049	Yanzhou Coal Mining Co., Ltd., Class H	719,435
		1,782,790

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development – 9.3%
162,222	Agile Group Holdings Ltd.	$210,187
247,673	China Overseas Land & Investment Ltd.	562,697
334,882	Guangzhou R&F Properties Co., Ltd., Class H	382,141
236,871	KWG Group Holdings Ltd.	317,280
		1,472,305
	Semiconductors & Semiconductor Equipment – 4.4%
102,222	Flat Glass Group Co., Ltd., Class H (f)	421,301
124,444	Xinyi Solar Holdings Ltd.	268,624
		689,925
	Software – 1.5%
16,827	Kingsoft Corp., Ltd.	100,884
60,000	Weimob, Inc. (c) (d) (e)	132,298
		233,182
	Technology Hardware, Storage & Peripherals – 2.5%
342,222	Lenovo Group Ltd.	393,602
	Textiles, Apparel & Luxury Goods – 3.2%
13,333	ANTA Sports Products Ltd.	313,907
15,556	Li Ning Co., Ltd.	189,935
		503,842
	Total Common Stocks	15,593,275
	(Cost $14,445,213)
MONEY MARKET FUNDS – 8.5%
1,343,264	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (g) (h)	1,343,264
	(Cost $1,343,264)
	Total Investments – 107.1%	16,936,539
	(Cost $15,788,477) (i)
	Net Other Assets and Liabilities – (7.1)%	(1,129,623)
	Net Assets – 100.0%	$15,806,916

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $555,586 or 3.5% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,277,276 and the total value of the collateral held by the Fund is $1,343,264.
(g)	Rate shown reflects yield as of June 30, 2021.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,159,830 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,011,768. The net unrealized appreciation was $1,148,062.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Automobiles	$ 2,405,661	$ 1,850,075	$ 555,586	$ —
Other industry categories*	13,187,614	13,187,614	—	—
Money Market Funds	1,343,264	1,343,264	—	—
Total Investments	$ 16,936,539	$ 16,380,953	$ 555,586	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E –

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,277,276
Non-cash Collateral (2)	(1,277,276)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Country Allocation†	% of Net Assets
China	56.4%
Cayman Islands	23.8
Hong Kong	14.9
United States	8.5
Bermuda	3.5
Total Investments	107.1
Net Other Assets and Liabilities	(7.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	91.0%
United States Dollar	9.0
Total	100.0%

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 1.3%
18,600	SG Holdings Co., Ltd.	$487,707
	Auto Components – 1.7%
2,100	Denso Corp.	143,264
1,900	Koito Manufacturing Co., Ltd.	118,178
6,400	Nifco, Inc.	241,667
1,600	Toyota Industries Corp.	138,404
		641,513
	Automobiles – 3.3%
18,100	Honda Motor Co., Ltd.	578,379
13,300	Isuzu Motors Ltd.	175,625
25,300	Subaru Corp.	499,077
		1,253,081
	Banks – 4.5%
85,800	Mitsubishi UFJ Financial Group, Inc.	463,464
19,900	Mizuho Financial Group, Inc.	284,362
108,600	Resona Holdings, Inc.	417,606
12,300	Sumitomo Mitsui Financial Group, Inc.	424,043
4,100	Sumitomo Mitsui Trust Holdings, Inc.	130,202
		1,719,677
	Building Products – 1.7%
10,900	AGC, Inc.	457,212
4,200	TOTO Ltd.	217,382
		674,594
	Chemicals – 5.8%
14,200	Air Water, Inc.	218,314
12,400	Asahi Kasei Corp.	136,227
22,000	Mitsubishi Gas Chemical Co., Inc.	466,556
11,500	Nippon Paint Holdings Co., Ltd.	156,101
5,700	Nitto Denko Corp.	425,339
2,500	NOF Corp.	130,294
40,500	Tosoh Corp.	698,483
		2,231,314
	Commercial Services & Supplies – 1.1%
26,900	Toppan, Inc.	432,211
	Construction & Engineering – 6.4%
47,100	Kajima Corp.	596,514
73,300	Obayashi Corp.	582,599
87,100	Shimizu Corp.	667,980
18,300	Taisei Corp.	599,595
		2,446,688
Shares	Description	Value

	Diversified Financial Services – 4.0%
105,400	Mitsubishi HC Capital, Inc.	$564,499
32,900	ORIX Corp.	555,120
8,000	Tokyo Century Corp.	429,902
		1,549,521
	Diversified Telecommunication Services – 1.7%
24,600	Nippon Telegraph & Telephone Corp.	640,935
	Electric Utilities – 7.2%
52,500	Chubu Electric Power Co., Inc.	641,748
43,100	Chugoku Electric Power (The) Co., Inc.	393,388
53,600	Kansai Electric Power (The) Co., Inc.	511,177
44,100	Kyushu Electric Power Co., Inc.	339,399
76,500	Tohoku Electric Power Co., Inc.	599,082
95,900	Tokyo Electric Power Co., Holdings, Inc. (a)	284,864
		2,769,658
	Electrical Equipment – 1.5%
8,400	Mitsubishi Electric Corp.	121,923
4,000	Nidec Corp.	463,567
		585,490
	Electronic Equipment, Instruments & Components – 6.2%
9,200	Azbil Corp.	381,349
13,500	Ibiden Co., Ltd.	727,891
4,200	Murata Manufacturing Co., Ltd.	320,666
10,800	Taiyo Yuden Co., Ltd.	533,705
3,400	TDK Corp.	412,854
		2,376,465
	Entertainment – 3.7%
10,790	Koei Tecmo Holdings Co., Ltd.	526,413
6,700	Konami Holdings Corp.	402,259
12,300	Nexon Co., Ltd.	274,133
400	Nintendo Co., Ltd.	232,666
		1,435,471
	Food & Staples Retailing – 1.3%
19,300	Aeon Co., Ltd.	518,570
	Food Products – 1.5%
5,500	Kikkoman Corp.	362,888
5,700	NH Foods Ltd.	221,648
		584,536
	Gas Utilities – 1.6%
12,300	Osaka Gas Co., Ltd.	229,071
3,800	Toho Gas Co., Ltd.	186,075

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
10,900	Tokyo Gas Co., Ltd.	$205,746
		620,892
	Health Care Equipment & Supplies – 0.6%
2,100	Sysmex Corp.	249,516
	Health Care Technology – 1.3%
6,700	M3, Inc.	489,285
	Hotels, Restaurants & Leisure – 1.8%
16,500	Food & Life Cos., Ltd.	712,161
	Household Durables – 6.3%
25,000	Iida Group Holdings Co., Ltd.	643,593
13,800	Open House Co., Ltd.	648,418
11,000	Panasonic Corp.	127,283
1,100	Rinnai Corp.	104,658
6,200	Sekisui House Ltd.	127,159
16,700	Sharp Corp.	275,540
5,100	Sony Group Corp.	496,481
		2,423,132
	Insurance – 3.3%
48,700	Japan Post Holdings Co., Ltd.	399,042
18,500	Japan Post Insurance Co., Ltd.	342,041
3,100	Sompo Holdings, Inc.	114,574
32,100	T&D Holdings, Inc.	414,921
		1,270,578
	IT Services – 1.2%
1,900	GMO Payment Gateway, Inc.	247,473
7,100	Nomura Research Institute Ltd.	234,866
		482,339
	Machinery – 1.0%
3,100	Daifuku Co., Ltd.	281,552
5,800	Kubota Corp.	117,310
		398,862
	Media – 1.2%
22,000	CyberAgent, Inc.	472,298
	Metals & Mining – 2.7%
13,200	JFE Holdings, Inc.	154,581
19,600	Nippon Steel Corp.	330,534
14,200	Sumitomo Metal Mining Co., Ltd.	552,815
		1,037,930
	Paper & Forest Products – 0.7%
44,400	Oji Holdings Corp.	254,982
Shares	Description	Value

	Pharmaceuticals – 1.6%
3,000	Otsuka Holdings Co., Ltd.	$124,407
2,300	Shionogi & Co., Ltd.	119,891
17,100	Sumitomo Dainippon Pharma Co., Ltd.	358,331
		602,629
	Professional Services – 0.3%
3,800	Nihon M&A Center, Inc.	98,544
	Real Estate Management & Development – 3.7%
5,400	Daito Trust Construction Co., Ltd.	590,576
8,500	Daiwa House Industry Co., Ltd.	255,164
17,100	Nomura Real Estate Holdings, Inc.	433,753
4,100	Sumitomo Realty & Development Co., Ltd.	146,514
		1,426,007
	Semiconductors & Semiconductor Equipment – 7.3%
3,400	Advantest Corp.	306,350
1,100	Disco Corp.	336,154
3,200	Lasertec Corp.	621,882
60,300	Renesas Electronics Corp. (a)	651,877
5,800	SUMCO Corp.	142,266
1,700	Tokyo Electron Ltd.	735,731
		2,794,260
	Software – 3.5%
6,500	Freee KK (a)	597,371
27,300	Rakus Co., Ltd.	745,808
		1,343,179
	Technology Hardware, Storage & Peripherals – 1.6%
30,700	Brother Industries Ltd.	612,646
	Tobacco – 0.3%
6,200	Japan Tobacco, Inc.	117,113
	Trading Companies & Distributors – 5.2%
13,200	ITOCHU Corp.	380,215
20,500	Mitsubishi Corp.	558,747
20,700	Mitsui & Co., Ltd.	465,911
12,500	Toyota Tsusho Corp.	590,711
		1,995,584

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 1.7%
21,300	KDDI Corp.	$664,337
	Total Investments – 99.8%	38,413,705
	(Cost $38,146,148) (b)
	Net Other Assets and Liabilities – 0.2%	60,705
	Net Assets – 100.0%	$38,474,410

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,547,769 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,280,212. The net unrealized appreciation was $267,557.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,413,705	$ 38,413,705	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	99.8%
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.7%
	Australia – 3.5%
415,861	Aurizon Holdings Ltd.	$1,160,175
55,878	BlueScope Steel Ltd.	920,249
132,505	Evolution Mining Ltd.	447,175
108,178	Fortescue Metals Group Ltd.	1,893,530
377,396	Harvey Norman Holdings Ltd.	1,550,994
42,658	Mineral Resources Ltd.	1,718,896
66,415	Newcrest Mining Ltd.	1,259,144
94,679	OZ Minerals Ltd.	1,596,181
9,763	Rio Tinto Ltd.	927,228
85,595	Washington H Soul Pattinson & Co., Ltd. (b)	2,165,195
		13,638,767
	Austria – 1.2%
12,114	Erste Group Bank AG	444,428
16,197	OMV AG	921,292
37,410	Raiffeisen Bank International AG	847,255
208,540	Telekom Austria AG	1,780,389
19,833	voestalpine AG	807,573
		4,800,937
	Belgium – 1.7%
12,587	D’ieteren Group	1,522,354
6,888	Etablissements Franz Colruyt N.V.	385,177
56,629	Proximus S.A.D.P.	1,093,838
6,072	Sofina S.A.	2,619,314
15,492	Umicore S.A.	946,036
		6,566,719
	Bermuda – 2.2%
571,605	Hopson Development Holdings Ltd.	2,620,859
686,757	Kerry Logistics Network Ltd.	2,083,012
638,725	Kerry Properties Ltd.	2,105,967
1,406,351	Nine Dragons Paper Holdings Ltd.	1,804,059
		8,613,897
	Canada – 8.4%
51,986	Algonquin Power & Utilities Corp. (b)	774,590
12,772	Alimentation Couche-Tard, Inc., Class B	469,316
74,144	AltaGas Ltd.	1,556,330
478,303	B2Gold Corp.	2,006,434
62,634	Barrick Gold Corp.	1,295,527
38,941	Bausch Health Cos., Inc. (c)	1,142,847
23,746	BRP, Inc.	1,858,149
5,804	Canadian Tire Corp., Ltd., Class A	918,452
38,468	Canopy Growth Corp. (c)	930,357
54,822	Cenovus Energy, Inc.	524,515
4,386	Cogeco Communications, Inc.	428,870
64,826	First Quantum Minerals Ltd.	1,494,094
Shares	Description	Value

	Canada (Continued)
15,476	Great-West Lifeco, Inc.	$459,686
70,724	Hydro One Ltd. (d) (e)	1,709,335
37,870	iA Financial Corp., Inc.	2,061,832
17,001	Imperial Oil Ltd.	518,149
309,154	Kinross Gold Corp.	1,960,270
60,971	Kirkland Lake Gold Ltd.	2,349,617
80,050	Lundin Mining Corp.	721,974
57,439	Manulife Financial Corp.	1,130,616
33,107	Onex Corp.	2,403,970
9,619	Stantec, Inc.	429,192
10,988	TFI International, Inc.	1,003,156
108,178	Tourmaline Oil Corp.	3,091,922
22,897	West Fraser Timber Co., Ltd.	1,643,759
		32,882,959
	Cayman Islands – 2.1%
271,319	CK Asset Holdings Ltd.	1,873,021
258,488	CK Hutchison Holdings Ltd.	2,014,158
395,500	Shimao Group Holdings, Ltd.	969,865
485,535	SITC International Holdings Co., Ltd.	2,029,238
1,016,283	WH Group Ltd. (d) (e)	913,624
125,131	Xinyi Glass Holdings Ltd.	510,078
		8,309,984
	Denmark – 0.8%
707	AP Moller - Maersk A.S., Class B	2,032,079
4,187	DSV Panalpina A.S.	976,438
		3,008,517
	Finland – 1.4%
76,966	Fortum OYJ	2,122,764
26,867	Kesko OYJ, Class B	992,362
56,489	Valmet OYJ	2,463,592
		5,578,718
	France – 5.0%
15,800	Atos SE	961,098
6,753	BNP Paribas S.A.	423,350
255,231	Bollore S.A.	1,367,934
10,247	Bouygues S.A.	378,970
7,243	Capgemini SE	1,391,319
27,850	Cie de Saint-Gobain	1,834,105
45,464	CNP Assurances	773,593
30,625	Electricite de France S.A. (b)	418,333
10,807	Iliad S.A. (b)	1,581,297
14,368	Ipsen S.A.	1,494,473
167,871	Orange S.A.	1,913,895
26,929	Publicis Groupe S.A.	1,722,361
103,653	Rexel S.A.	2,168,071
20,792	Sanofi	2,178,437
31,400	Societe Generale S.A.	925,601
		19,532,837

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany – 6.2%
14,616	1&1 AG	$447,138
11,880	Bayerische Motoren Werke AG	1,258,084
23,046	Daimler AG	2,057,708
14,998	Deutsche Post AG	1,020,083
20,405	Deutsche Telekom AG	430,965
35,228	Deutsche Wohnen SE	2,154,579
5,586	Fresenius Medical Care AG & Co., KGaA	463,917
18,449	Fresenius SE & Co., KGaA	962,430
18,092	HeidelbergCement AG	1,551,880
19,380	Infineon Technologies AG	777,178
8,545	Jungheinrich AG (Preference Shares)	417,651
27,867	LANXESS AG	1,910,563
15,618	LEG Immobilien SE	2,249,138
19,373	Porsche Automobil Holding SE (Preference Shares)	2,075,708
100,472	ProSiebenSat.1 Media SE	1,998,484
280,278	Telefonica Deutschland Holding AG	739,456
123,091	thyssenkrupp AG (c)	1,282,946
5,873	Volkswagen AG (Preference Shares)	1,470,778
12,580	Vonovia SE	813,260
		24,081,946
	Hong Kong – 0.4%
69,500	Power Assets Holdings Ltd.	426,526
72,405	Techtronic Industries Co., Ltd.	1,264,521
		1,691,047
	Ireland – 0.8%
468,796	AIB Group PLC (c)	1,207,916
331,298	Bank of Ireland Group PLC (c)	1,774,443
		2,982,359
	Isle Of Man (U.K.) – 0.5%
78,641	Entain PLC (c)	1,898,826
	Israel – 0.2%
140,327	ICL Group Ltd.	951,683
	Italy – 2.6%
677,218	A2A S.p.A.	1,384,391
20,536	Assicurazioni Generali S.p.A.	411,646
575,519	Banco BPM S.p.A.	1,851,410
79,014	Buzzi Unicem S.p.A	2,095,864
10,173	De’ Longhi S.p.A.	443,181
107,206	Hera S.p.A.	442,885
101,491	Leonardo S.p.A. (c)	819,776
74,101	Mediobanca Banca di Credito Finanziario S.p.A. (c)	865,473
3,798,213	Telecom Italia S.p.A.	1,886,613
		10,201,239
Shares	Description	Value

	Japan – 24.5%
14,100	Advantest Corp.	$1,270,453
29,500	AGC, Inc.	1,237,409
10,800	Aisin Corp.	461,767
71,450	Asahi Kasei Corp.	784,956
92,900	Brother Industries Ltd.	1,853,903
159,600	Chubu Electric Power Co., Inc.	1,950,914
100,400	Chugoku Electric Power (The) Co., Inc.	916,383
3,500	Daito Trust Construction Co., Ltd.	382,780
28,100	Daiwa House Industry Co., Ltd.	843,544
18,600	Denso Corp.	1,268,909
37,200	Food & Life Cos., Ltd.	1,605,599
29,600	Fuji Electric Co., Ltd.	1,382,817
24,700	Hakuhodo DY Holdings, Inc.	383,301
117,500	Haseko Corp.	1,609,748
18,200	Hitachi Ltd.	1,042,083
54,860	Honda Motor Co., Ltd.	1,753,031
85,000	Iida Group Holdings Co., Ltd.	2,188,217
76,500	Isuzu Motors Ltd.	1,010,176
12,700	ITOCHU Corp.	365,813
46,100	Japan Post Holdings Co., Ltd.	377,738
40,000	Japan Post Insurance Co., Ltd.	739,547
21,400	Japan Tobacco, Inc.	404,230
166,900	JFE Holdings, Inc.	1,954,516
144,800	Kajima Corp.	1,833,868
151,900	Kansai Electric Power (The) Co., Inc.	1,448,653
53,600	KDDI Corp.	1,671,758
19,200	Kurita Water Industries Ltd.	921,158
83,300	Kyushu Electric Power Co., Inc.	641,086
9,400	Lasertec Corp.	1,826,779
29,600	Lixil Corp.	765,478
197,700	Marubeni Corp.	1,719,231
100,900	Mazda Motor Corp. (c)	948,194
64,300	MINEBEA MITSUMI, Inc.	1,701,046
43,600	Mitsubishi Corp.	1,188,360
33,500	Mitsubishi Gas Chemical Co., Inc.	710,437
204,300	Mitsubishi HC Capital, Inc.	1,094,185
19,800	Mitsui & Co., Ltd.	445,654
26,000	Mitsui Chemicals, Inc.	897,520
18,100	Mitsui Fudosan Co., Ltd.	419,202
47,000	Mitsui OSK Lines Ltd.	2,259,148
9,600	NH Foods Ltd.	373,302
11,000	Nippon Express Co., Ltd.	837,661
120,600	Nippon Steel Corp.	2,033,792
32,016	Nippon Telegraph & Telephone Corp.	834,154
60,300	Nippon Yusen KK	3,055,844
156,500	Nomura Holdings, Inc.	799,862
68,300	Nomura Real Estate Holdings, Inc.	1,732,476
26,600	NTT Data Corp.	414,940
179,300	Obayashi Corp.	1,425,104

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
63,500	Oji Holdings Corp.	$364,670
28,900	Open House Co., Ltd.	1,357,919
73,100	ORIX Corp.	1,233,412
84,400	Osaka Gas Co., Ltd.	1,571,840
9,700	Otsuka Holdings Co., Ltd.	402,249
63,900	Panasonic Corp.	739,398
63,100	Persol Holdings Co., Ltd.	1,246,721
69,000	Rakuten Group, Inc.	778,847
37,900	Renesas Electronics Corp. (c)	409,721
97,900	Resona Holdings, Inc.	376,461
40,500	Ricoh Co., Ltd.	454,597
15,200	SBI Holdings, Inc.	359,563
18,700	SCREEN Holdings Co., Ltd.	1,848,202
19,200	Sekisui House Ltd.	393,782
95,300	Sharp Corp.	1,572,392
203,100	Shimizu Corp.	1,557,597
72,200	Showa Denko KK	2,144,651
82,600	Subaru Corp.	1,629,397
10,400	Sugi Holdings Co., Ltd.	758,270
397,000	Sumitomo Chemical Co., Ltd.	2,104,802
47,200	Sumitomo Dainippon Pharma Co., Ltd.	989,078
9,500	Sumitomo Metal Mining Co., Ltd.	369,841
95,700	T&D Holdings, Inc.	1,237,006
42,600	Taisei Corp.	1,395,778
174,200	Tohoku Electric Power Co., Inc.	1,364,184
123,300	Tokyo Electric Power Co., Holdings, Inc. (c)	366,254
2,900	Tokyo Electron Ltd.	1,255,070
55,400	Tokyo Gas Co., Ltd.	1,045,716
138,900	Tokyu Fudosan Holdings Corp.	835,188
121,700	Toppan, Inc.	1,955,394
12,200	Toshiba Corp.	527,666
64,480	Tosoh Corp.	1,112,054
4,600	Toyota Industries Corp.	397,912
19,600	Toyota Tsusho Corp.	926,234
152,400	Yamada Holdings Co., Ltd.	703,733
67,100	Yamaha Motor Co., Ltd.	1,824,043
15,000	Yamato Holdings Co., Ltd.	426,662
		95,823,030
	Jersey – 0.6%
314,980	Glencore PLC	1,348,310
42,049	Polymetal International PLC	904,197
		2,252,507
	Luxembourg – 0.6%
56,898	ArcelorMittal S.A.	1,744,017
16,402	Grand City Properties S.A.	443,041
		2,187,058
	Netherlands – 3.5%
346,022	Aegon N.V.	1,435,624
4,238	ASM International N.V.	1,391,983
Shares	Description	Value

	Netherlands (Continued)
2,033	ASML Holding N.V.	$1,396,719
9,169	ASR Nederland N.V.	354,323
19,616	BE Semiconductor Industries N.V.	1,663,997
134,335	ING Groep N.V.	1,774,465
16,807	NN Group N.V.	792,772
95,048	OCI N.V. (c)	2,312,669
40,951	Signify N.V. (d) (e)	2,590,065
		13,712,617
	Norway – 1.5%
26,852	Aker ASA, Class A	1,980,339
320,942	Norsk Hydro ASA	2,047,880
204,026	Storebrand ASA	1,848,287
		5,876,506
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (c) (f) (g) (h)	0
	Singapore – 0.8%
73,700	Jardine Cycle & Carriage Ltd.	1,170,694
321,700	Olam International Ltd.	382,777
199,400	Singapore Airlines Ltd. (c)	719,186
310,000	Wilmar International Ltd.	1,037,406
		3,310,063
	South Korea – 14.6%
3,402	CJ CheilJedang Corp.	1,392,640
21,344	Coway Co., Ltd.	1,491,607
32,664	Hana Financial Group, Inc.	1,335,681
38,003	Hankook Tire & Technology Co., Ltd.	1,744,665
9,302	Hanwha Solutions Corp. (c)	367,983
80,347	HMM Co., Ltd. (b) (c)	3,132,117
42,317	Hyundai Engineering & Construction Co., Ltd.	2,190,721
9,942	Hyundai Glovis Co., Ltd.	1,845,116
4,275	Hyundai Motor Co.	909,171
48,492	Hyundai Steel Co.	2,312,321
152,624	Industrial Bank of Korea	1,423,036
14,036	Kakao Corp.	2,031,584
41,460	KB Financial Group, Inc.	2,054,316
28,107	Kia Corp.	2,236,280
80,520	Korea Electric Power Corp.	1,776,781
10,888	Korea Investment Holdings Co., Ltd.	995,839
13,963	Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	1,661,450
4,563	Korea Zinc Co., Ltd.	1,748,377
65,984	KT Corp.	1,863,243
28,625	KT&G Corp.	2,145,318
8,793	Kumho Petrochemical Co., Ltd.	1,709,956
24,830	LG Corp.	2,259,979
102,420	LG Display Co., Ltd. (c)	2,228,202
15,534	LG Electronics, Inc.	2,255,303

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
9,071	LG Innotek Co., Ltd.	$1,796,238
152,167	LG Uplus Corp.	2,074,114
5,825	POSCO	1,800,027
12,026	POSCO Chemical Co., Ltd.	1,537,756
5,725	Samsung Electronics Co., Ltd.	410,254
37,331	Shinhan Financial Group Co., Ltd.	1,345,858
10,551	SK Hynix, Inc.	1,194,559
2,128	SK Innovation Co., Ltd. (c)	558,384
6,778	SK Telecom Co., Ltd.	1,925,996
138,419	Woori Financial Group, Inc.	1,407,359
		57,162,231
	Spain – 0.8%
80,348	Bankinter S.A.	403,861
56,752	Enagas S.A. (b)	1,311,217
41,217	Grupo Catalana Occidente S.A.	1,590,818
		3,305,896
	Sweden – 5.3%
39,672	Avanza Bank Holding AB	1,237,244
45,096	Boliden AB	1,733,631
55,904	Castellum AB	1,422,733
37,451	EQT AB	1,359,213
11,164	Evolution AB (d) (e)	1,764,199
30,480	Fabege AB	488,999
57,060	Husqvarna AB, Class B	758,080
11,785	Industrivarden AB, Class C	431,295
103,074	Investor AB, Class B	2,375,685
70,911	Kinnevik AB, Class B	2,838,727
13,079	Lundin Energy AB	462,757
70,100	Sinch AB (c) (d) (e)	1,179,514
32,777	Skanska AB, Class B	869,396
254,964	SSAB AB, Class B (c)	1,115,119
51,400	Swedish Orphan Biovitrum AB (c)	937,237
91,402	Tele2 AB, Class B (b)	1,245,308
9,465	Thule Group AB (d) (e)	419,605
		20,638,742
	Switzerland – 1.8%
60,996	Clariant AG	1,212,998
39,137	Credit Suisse Group AG	409,960
5,747	Kuehne + Nagel International AG	1,966,496
11,727	Logitech International S.A.	1,420,802
8,893	Swiss Prime Site AG	882,332
2,927	VAT Group AG (d) (e)	973,083
		6,865,671
	United Kingdom – 6.7%
25,873	3i Group PLC	419,818
42,201	Anglo American PLC	1,676,869
35,319	Antofagasta PLC	701,339
13,794	Ashtead Group PLC	1,023,518
Shares	Description	Value

	United Kingdom (Continued)
5,393	ASOS PLC (c)	$370,023
73,112	Aviva PLC	410,510
802,614	Barclays PLC	1,899,870
43,034	British American Tobacco PLC	1,666,810
578,380	BT Group PLC (c)	1,552,142
154,902	Evraz PLC	1,268,513
66,247	IG Group Holdings PLC	776,186
272,303	Investec PLC	1,085,959
49,526	Johnson Matthey PLC	2,105,291
468,809	Kingfisher PLC	2,363,795
143,898	M&G PLC	455,635
10,755	Rio Tinto PLC	885,056
295,723	Royal Mail PLC (c)	2,361,991
49,384	Softcat PLC	1,213,237
514,736	Standard Life Aberdeen PLC	1,929,613
38,900	Tate & Lyle PLC	397,336
905,199	Vodafone Group PLC	1,519,373
		26,082,884
	Total Common Stocks	381,957,640
	(Cost $336,887,267)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.9%
	Canada – 0.5%
38,435	Canadian Apartment Properties REIT	1,802,067
	Singapore – 0.2%
521,900	Mapletree Commercial Trust	838,331
	United Kingdom – 1.2%
159,153	Segro PLC	2,409,611
831,320	Tritax Big Box REIT PLC	2,257,382
		4,666,993
	Total Real Estate Investment Trusts	7,307,391
	(Cost $6,338,101)
RIGHTS (a) – 0.0%
	Singapore – 0.0%
48,255	Olam International Ltd., expiring 7/19/21 (c) (g) (i)	12,560
	(Cost $0)
MONEY MARKET FUNDS – 2.5%
9,693,447	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	9,693,447
	(Cost $9,693,447)
	Total Investments – 102.1%	398,971,038
	(Cost $352,918,815) (l)
	Net Other Assets and Liabilities – (2.1)%	(8,285,315)
	Net Assets – 100.0%	$390,685,723

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,205,847 and the total value of the collateral held by the Fund is $9,693,447.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $12,560 or 0.0% of net assets.
(j)	Rate shown reflects yield as of June 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,703,216 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,650,993. The net unrealized appreciation was $46,052,223.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —	$ —	$ —	$ —**
Other Country Categories*	381,957,641	381,957,641	—	—
Real Estate Investment Trusts*	7,307,390	7,307,390	—	—
Rights*	12,560	—	12,560	—
Money Market Funds	9,693,447	9,693,447	—	—
Total Investments	$ 398,971,038	$ 398,958,478	$ 12,560	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$9,205,847
Non-cash Collateral (2)	(9,205,847)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	24.0%
Euro	23.3
South Korean Won	14.3
British Pound Sterling	8.8
Canadian Dollar	8.7
Swedish Krona	5.2
Hong Kong Dollar	4.7
Australian Dollar	3.4
United States Dollar	2.4
Swiss Franc	1.7
Norwegian Krone	1.5
Singapore Dollar	1.0
Danish Krone	0.8
Israeli Shekel	0.2
Total	100.0%
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.2%
	Bermuda – 1.3%
4,931,546	Brilliance China Automotive Holdings Ltd. (b) (c)	$4,636,643
3,060,279	Kunlun Energy Co., Ltd.	2,822,096
		7,458,739
	Brazil – 7.3%
812,095	Braskem S.A., Class A (Preference Shares) (d)	9,723,000
564,318	Centrais Eletricas Brasileiras S.A.	4,897,987
850,450	Cia Siderurgica Nacional S.A.	7,521,673
853,264	Gerdau S.A. (Preference Shares)	5,079,647
867,070	JBS S.A.	5,072,929
1,526,373	TIM S.A.	3,538,357
197,396	Vale S.A.	4,494,571
		40,328,164
	Cayman Islands – 9.8%
2,788,867	Agile Group Holdings Ltd.	3,613,462
1,215,086	China Conch Venture Holdings Ltd.	5,117,437
3,422,273	China Hongqiao Group Ltd.	4,636,904
1,154,740	China Medical System Holdings Ltd.	3,041,412
5,086,308	China Resources Cement Holdings Ltd.	4,834,557
236,764	China Resources Land Ltd.	959,034
1,177,844	CIFI Holdings Group Co., Ltd.	919,302
889,686	Country Garden Holdings Co., Ltd.	996,905
225,055	Country Garden Services Holdings Co., Ltd.	2,431,915
286,092	Haitian International Holdings Ltd.	959,867
649,202	Kingboard Holdings Ltd.	3,603,751
688,550	Kingsoft Corp., Ltd.	4,128,125
2,003,234	KWG Group Holdings Ltd.	2,683,260
2,033,880	Logan Group Co., Ltd.	3,043,891
4,650,358	Seazen Group Ltd.	4,408,206
1,065,654	Sunac China Holdings Ltd.	3,657,726
1,021,656	Weimob, Inc. (d) (e) (f)	2,252,714
1,544,013	Yadea Group Holdings Ltd. (e) (f)	3,320,971
		54,609,439
	Chile – 0.4%
18,237,333	Banco Santander Chile	901,698
250,920	Falabella S.A.	1,116,889
		2,018,587
	China – 24.6%
2,855,602	Agricultural Bank of China Ltd., Class H	993,023
5,551,506	Aluminum Corp. of China Ltd., Class H (d)	3,310,469
Shares	Description	Value

	China (Continued)
6,867,572	Angang Steel Co., Ltd., Class H	$4,351,771
702,645	Anhui Conch Cement Co., Ltd., Class H	3,728,472
6,001,032	Bank of China Ltd., Class H	2,156,393
3,588,118	Bank of Communications Co., Ltd., Class H	2,412,320
90,546	CanSino Biologics, Inc., Class H (d) (e) (f)	4,811,674
5,482,758	China Cinda Asset Management Co., Ltd., Class H	1,045,101
2,248,834	China CITIC Bank Corp., Ltd., Class H	1,065,867
12,403,691	China Coal Energy Co., Ltd., Class H	7,396,557
2,716,038	China Construction Bank Corp., Class H	2,137,345
2,619,820	China Everbright Bank Co., Ltd., Class H	1,069,617
2,523,076	China Longyuan Power Group Corp., Ltd., Class H	4,347,946
3,771,770	China Molybdenum Co., Ltd., Class H	2,239,463
3,957,433	China National Building Material Co., Ltd., Class H	4,648,428
8,581,866	China Petroleum & Chemical Corp., Class H	4,343,821
6,483,094	China Railway Group Ltd., Class H	3,381,700
32,100,583	China Reinsurance Group Corp., Class H	3,266,162
1,663,043	China Shenhua Energy Co., Ltd., Class H	3,259,987
2,990,776	China Suntien Green Energy Corp., Ltd., Class H	1,467,596
23,168,010	China Tower Corp., Ltd., Class H (e) (f)	3,192,789
2,651,254	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,048,304
2,664,191	COSCO SHIPPING Holdings Co., Ltd., Class H (d) (g)	6,711,690
2,477,286	Dongfang Electric Corp., Ltd., Class H	1,984,560
4,919,510	Dongfeng Motor Group Co., Ltd., Class H	4,422,572
2,720,392	Guangzhou Automobile Group Co., Ltd., Class H	2,442,092
3,462,560	Guangzhou R&F Properties Co., Ltd., Class H	3,951,197
11,101,353	Huadian Power International Corp., Ltd., Class H	3,617,380
2,116,412	Huaxin Cement Co., Ltd., Class B	3,957,690
2,988,674	Jiangxi Copper Co., Ltd., Class H	6,120,309

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
21,983,914	Metallurgical Corp. of China Ltd., Class H (g)	$5,124,851
6,320,654	PetroChina Co., Ltd., Class H	3,077,170
5,271,647	PICC Property & Casualty Co., Ltd., Class H	4,616,926
328,182	Shanghai Junshi Biosciences Co., Ltd., Class H (d) (e) (f)	2,726,291
1,415,850	Sinopharm Group Co., Ltd., Class H	4,212,374
462,162	Weichai Power Co., Ltd., Class H	1,027,384
608,216	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (g)	950,986
4,825,983	Yanzhou Coal Mining Co., Ltd., Class H	6,489,093
306,210	Zhuzhou CRRC Times Electric Co., Ltd., Class H (d)	1,810,213
3,716,637	Zijin Mining Group Co., Ltd., Class H	4,997,449
2,400,302	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,513,357
		136,428,389
	Hong Kong – 6.1%
1,617,855	Beijing Enterprises Holdings Ltd.	5,740,621
391,022	BYD Electronic International Co., Ltd. (g)	2,568,438
2,980,279	China Merchants Port Holdings Co., Ltd.	4,352,790
2,198,410	China Overseas Land & Investment Ltd.	4,994,649
4,303,467	China Resources Power Holdings Co., Ltd.	5,875,192
950,476	Far East Horizon Ltd.	994,019
816,338	Fosun International Ltd.	1,175,464
4,015,384	Lenovo Group Ltd.	4,618,237
8,185,806	MMG Ltd. (d)	3,605,664
		33,925,074
	India – 12.7%
161,999	Adani Enterprises Ltd. (d)	3,285,640
8,639	Bajaj Finserv Ltd. (d)	1,407,374
2,254,332	Bank of Baroda (d)	2,605,235
3,082,028	GAIL India Ltd.	6,205,105
172,739	Grasim Industries Ltd.	3,483,016
1,277,698	Hindalco Industries Ltd.	6,395,366
1,068,522	Hindustan Petroleum Corp., Ltd.	4,214,861
1,499,516	IDFC First Bank Ltd. (d)	1,093,418
972,325	Jindal Steel & Power Ltd. (d)	5,199,120
178,295	JSW Steel Ltd.	1,640,468
414,609	Motherson Sumi Systems Ltd. (d)	1,350,422
3,135,540	NTPC Ltd.	4,910,223
Shares	Description	Value

	India (Continued)
387,308	Power Grid Corp. of India Ltd.	$1,210,956
176,172	Shriram Transport Finance Co., Ltd.	3,182,259
917,080	State Bank of India	5,172,070
1,106,995	Tata Motors Ltd. (d)	5,057,655
1,617,881	Tata Power (The) Co., Ltd.	2,657,652
308,637	Tata Steel Ltd.	4,844,019
260,256	UPL Ltd.	2,776,052
1,095,382	Vedanta Ltd.	3,873,552
		70,564,463
	Indonesia – 2.2%
6,290,865	Astra International Tbk PT	2,143,232
2,293,317	Gudang Garam Tbk PT (d)	6,990,663
2,249,782	United Tractors Tbk PT	3,141,937
		12,275,832
	Malaysia – 0.6%
936,300	Tenaga Nasional Bhd	2,207,967
1,047,700	Top Glove Corp. Bhd	1,052,369
		3,260,336
	Mexico – 1.0%
6,483,625	Cemex S.A.B. de C.V., Series CPO (d)	5,457,772
	Philippines – 0.2%
45,415	PLDT, Inc.	1,202,942
	Poland – 2.9%
304,991	Cyfrowy Polsat S.A.	2,394,815
355,169	Polski Koncern Naftowy ORLEN S.A.	7,151,816
3,747,749	Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,557,824
		16,104,455
	Russia – 2.3%
84,084,201	Inter RAO UES PJSC	5,387,138
1,430,214	Magnitogorsk Iron & Steel Works PJSC	1,185,049
529,721,169	RusHydro PJSC	6,297,977
		12,870,164
	South Africa – 6.1%
31,351	Anglo American Platinum Ltd.	3,621,194
157,238	AngloGold Ashanti Ltd.	2,923,328
300,294	Exxaro Resources Ltd.	3,541,703
245,345	Gold Fields Ltd.	2,206,043
308,123	Impala Platinum Holdings Ltd.	5,081,224
776,904	MTN Group Ltd. (d)	5,616,233
131,079	Northam Platinum Ltd. (d)	1,991,244
318,726	Sasol Ltd. (d)	4,865,928
1,038,061	Sibanye Stillwater Ltd.	4,336,885
		34,183,782

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 16.8%
1,516,055	ASE Technology Holding Co., Ltd.	$6,094,147
2,045,727	Asia Cement Corp.	3,722,507
437,521	Asustek Computer, Inc.	5,833,613
7,742,336	AU Optronics Corp.	6,293,904
770,574	Catcher Technology Co., Ltd.	5,033,449
2,865,515	Evergreen Marine Corp. Taiwan Ltd. (d)	20,260,438
1,147,718	Fubon Financial Holding Co., Ltd.	3,044,104
94,752	Giant Manufacturing Co., Ltd.	1,083,123
788,592	Hon Hai Precision Industry Co., Ltd.	3,169,935
7,723,991	Innolux Corp.	5,752,277
67,277	MediaTek, Inc.	2,322,852
561,986	Micro-Star International Co., Ltd.	3,176,772
131,701	momo.com, Inc.	8,910,054
368,307	Nan Ya Printed Circuit Board Corp.	5,148,697
226,752	Novatek Microelectronics Corp.	4,060,987
879,766	Pegatron Corp.	2,172,379
332,605	Quanta Computer, Inc.	1,044,520
131,963	Realtek Semiconductor Corp.	2,391,792
1,392,961	Taiwan Cement Corp.	2,549,700
649,310	United Microelectronics Corp.	1,237,447
		93,302,697
	Thailand – 1.0%
1,210,400	Charoen Pokphand Foods PCL	1,000,799
1,604,700	Indorama Ventures PCL	2,040,297
626,400	PTT Exploration & Production PCL	2,286,702
		5,327,798
	Turkey – 2.9%
4,775,020	Enka Insaat ve Sanayi A.S.	5,116,827
244,559	Ford Otomotiv Sanayi A.S.	4,780,652
974,192	KOC Holding A.S.	2,050,931
1,413,778	Sasa Polyester Sanayi A.S. (h)	4,413,413
		16,361,823
	Total Common Stocks	545,680,456
	(Cost $463,407,872)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.8%
	Mexico – 0.8%
3,913,516	Fibra Uno Administracion S.A. de C.V.	4,220,959
	(Cost $4,801,840)
Shares	Description	Value
MONEY MARKET FUNDS – 1.3%
7,444,994	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (i) (j)	$7,444,994
	(Cost $7,444,994)
	Total Investments – 100.3%	557,346,409
	(Cost $475,654,706) (k)
	Net Other Assets and Liabilities – (0.3)%	(1,709,555)
	Net Assets – 100.0%	$555,636,854

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $4,636,643 or 0.8% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,071,096 and the total value of the collateral held by the Fund is $7,444,994.
(h)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the six months ended June 30, 2021, the Fund received 352,691 PIK shares of Sasa Polyester Sanayi A.S.
(i)	Rate shown reflects yield as of June 30, 2021.
(j)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $103,088,102 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,396,399. The net unrealized appreciation was $81,691,703.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 7,458,739	$ 2,822,096	$ 4,636,643	$ —
Thailand	5,327,798	—	5,327,798	—
Other Country Categories*	532,893,919	532,893,919	—	—
Real Estate Investment Trusts*	4,220,959	4,220,959	—	—
Money Market Funds	7,444,994	7,444,994	—	—
Total Investments	$ 557,346,409	$ 547,381,968	$ 9,964,441	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$7,071,096
Non-cash Collateral (2)	(7,071,096)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	41.0%
New Taiwan Dollar	16.7
Indian Rupee	12.7
Brazilian Real	7.2
South African Rand	6.1
Turkish Lira	2.9
Polish Zloty	2.9
Russian Ruble	2.3
Indonesian Rupiah	2.2
United States Dollar	2.1
Mexican Peso	1.7
Thai Baht	1.0
Malaysian Ringgit	0.6
Chilean Peso	0.4
Philippine Peso	0.2
Total	100.0%

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 1.0%
17,300	Deutsche Post AG	$1,176,653
	Auto Components – 3.0%
17,336	Continental AG	2,548,553
13,245	Hella GmbH & Co., KGaA (a) (b)	907,136
		3,455,689
	Automobiles – 17.3%
38,802	Bayerische Motoren Werke AG	4,109,106
48,498	Daimler AG	4,330,240
62,116	Porsche Automobil Holding SE (Preference Shares)	6,655,379
18,388	Volkswagen AG (Preference Shares)	4,604,914
		19,699,639
	Banks – 1.7%
266,110	Commerzbank AG (b)	1,887,560
	Capital Markets – 0.9%
78,296	Deutsche Bank AG (b)	1,019,935
	Chemicals – 9.8%
27,760	Covestro AG (c) (d)	1,792,628
26,262	Evonik Industries AG	880,644
55,821	LANXESS AG	3,827,091
30,007	Wacker Chemie AG	4,627,283
		11,127,646
	Construction Materials – 4.3%
57,225	HeidelbergCement AG	4,908,598
	Diversified Telecommunication Services – 4.5%
46,852	Deutsche Telekom AG	989,542
621,435	Telefonica Deutschland Holding AG	1,639,528
61,052	United Internet AG	2,496,090
		5,125,160
	Health Care Providers & Services – 4.9%
20,547	Fresenius Medical Care AG & Co., KGaA	1,706,427
74,066	Fresenius SE & Co., KGaA	3,863,806
		5,570,233
	Independent Power & Renewable Electricity Producers – 0.8%
24,811	Uniper SE	913,774
	Insurance – 0.8%
3,491	Allianz SE	870,527
Shares	Description	Value

	Internet & Direct Marketing Retail – 11.4%
22,068	Delivery Hero SE (b) (c) (d)	$2,915,018
55,433	HelloFresh SE (b)	5,388,519
38,473	Zalando SE (b) (c) (d)	4,650,894
		12,954,431
	IT Services – 0.6%
3,928	Bechtle AG	729,617
	Life Sciences Tools & Services – 2.8%
69,419	Evotec SE (a) (b)	3,146,848
	Machinery – 4.1%
95,720	Jungheinrich AG (Preference Shares)	4,678,470
	Media – 1.8%
35,263	RTL Group S.A.	2,101,108
	Multi-Utilities – 1.9%
60,804	RWE AG	2,203,325
	Pharmaceuticals – 3.4%
19,969	Merck KGaA	3,828,772
	Real Estate Management & Development – 12.1%
228,977	Aroundtown S.A.	1,786,532
32,075	Deutsche Wohnen SE	1,961,739
100,287	Grand City Properties S.A.	2,708,891
22,058	LEG Immobilien SE	3,176,558
81,159	TAG Immobilien AG	2,575,229
23,449	Vonovia SE	1,515,910
		13,724,859
	Semiconductors & Semiconductor Equipment – 3.2%
89,286	Infineon Technologies AG	3,580,553
	Textiles, Apparel & Luxury Goods – 2.4%
22,779	Puma SE	2,715,875
	Trading Companies & Distributors – 2.7%
33,186	Brenntag SE	3,085,850
	Wireless Telecommunication Services – 4.6%
171,396	1&1 AG	5,243,406
	Total Common Stocks	113,748,528
	(Cost $97,071,034)

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 3.4%
3,847,504	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	$3,847,504
	(Cost $3,847,504)
	Total Investments – 103.4%	117,596,032
	(Cost $100,918,538) (g)
	Net Other Assets and Liabilities – (3.4)%	(3,821,010)
	Net Assets – 100.0%	$113,775,022

(a)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,575,366 and the total value of the collateral held by the Fund is $3,847,504.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of June 30, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,897,939 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,220,445. The net unrealized appreciation was $16,677,494.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 113,748,528	$ 113,748,528	$ —	$ —
Money Market Funds	3,847,504	3,847,504	—	—
Total Investments	$ 117,596,032	$ 117,596,032	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$3,575,366
Non-cash Collateral (2)	(3,575,366)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Country Allocation†	% of Net Assets
Germany	94.2%
Luxembourg	5.8
United States	3.4
Total Investments	103.4
Net Other Assets and Liabilities	(3.4)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.0%
	Aerospace & Defense – 2.0%
32,593	BAE Systems PLC	$235,348
51,226	Meggitt PLC (a)	326,811
		562,159
	Air Freight & Logistics – 3.3%
117,941	Royal Mail PLC (a)	942,015
	Airlines – 0.8%
3,491	Wizz Air Holdings PLC (a) (b) (c)	225,471
	Banks – 6.3%
217,227	Barclays PLC	514,199
655,794	Lloyds Banking Group PLC	423,553
142,542	Natwest Group PLC	400,666
68,390	Standard Chartered PLC	436,124
		1,774,542
	Beverages – 0.4%
3,351	Coca-Cola HBC AG	121,170
	Biotechnology – 0.3%
5,139	Abcam PLC (a)	98,172
	Capital Markets – 5.7%
20,637	3i Group PLC	334,858
36,964	IG Group Holdings PLC	433,090
212,646	Investec PLC	848,044
		1,615,992
	Chemicals – 1.0%
6,570	Johnson Matthey PLC	279,283
	Containers & Packaging – 1.3%
63,794	DS Smith PLC	368,781
	Diversified Financial Services – 1.8%
160,964	M&G PLC	509,672
	Diversified Telecommunication Services – 2.9%
301,161	BT Group PLC (a)	808,196
	Electric Utilities – 0.4%
5,310	SSE PLC	110,217
	Electronic Equipment, Instruments & Components – 2.2%
14,134	Spectris PLC	633,079
	Food & Staples Retailing – 4.9%
105,974	J Sainsbury PLC	398,442
68,949	Tesco PLC	212,644
224,576	Wm Morrison Supermarkets PLC	766,388
		1,377,474
Shares	Description	Value

	Food Products – 3.3%
10,555	Associated British Foods PLC	$323,552
59,058	Tate & Lyle PLC	603,235
		926,787
	Hotels, Restaurants & Leisure – 2.7%
28,110	Entain PLC (a)	678,730
527	Flutter Entertainment PLC (a)	95,421
		774,151
	Household Durables – 3.6%
11,889	Barratt Developments PLC	114,333
2,696	Bellway PLC	120,832
1,680	Berkeley Group Holdings PLC	106,785
8,636	Persimmon PLC	353,368
144,132	Taylor Wimpey PLC	316,911
		1,012,229
	Industrial Conglomerates – 2.0%
3,077	DCC PLC	251,894
89,477	Melrose Industries PLC	191,973
5,295	Smiths Group PLC	116,461
		560,328
	Insurance – 6.1%
5,522	Admiral Group PLC	240,157
97,979	Aviva PLC	550,134
99,884	Direct Line Insurance Group PLC	393,783
59,848	Legal & General Group PLC	213,261
17,741	Prudential PLC	337,073
		1,734,408
	Internet & Direct Marketing Retail – 2.0%
8,327	ASOS PLC (a)	571,329
	Leisure Products – 1.2%
2,134	Games Workshop Group PLC	336,524
	Machinery – 2.4%
6,838	IMI PLC	162,695
20,019	Weir Group (The) PLC (a)	512,584
		675,279
	Media – 3.3%
223,756	ITV PLC (a)	388,604
46,830	Pearson PLC	537,674
		926,278
	Metals & Mining – 11.0%
13,198	Anglo American PLC	524,426
22,119	Antofagasta PLC	439,223
4,138	BHP Group PLC	121,923
84,454	Evraz PLC	691,605
14,105	Fresnillo PLC	150,550

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
170,938	Glencore PLC	$731,721
4,729	Polymetal International PLC	101,690
4,415	Rio Tinto PLC	363,322
		3,124,460
	Multiline Retail – 2.7%
80,068	B&M European Value Retail S.A.	634,865
1,124	Next PLC (a)	122,148
		757,013
	Multi-Utilities – 0.8%
18,418	National Grid PLC	234,598
	Paper & Forest Products – 2.1%
23,163	Mondi PLC	609,107
	Pharmaceuticals – 1.6%
11,871	GlaxoSmithKline PLC	233,082
6,327	Hikma Pharmaceuticals PLC	214,077
		447,159
	Real Estate Management & Development – 0.3%
23,210	IWG PLC (a)	96,512
	Software – 0.5%
13,687	Sage Group (The) PLC	129,541
	Specialty Retail – 3.8%
37,050	JD Sports Fashion PLC	470,999
117,836	Kingfisher PLC	594,144
		1,065,143
	Tobacco – 3.2%
14,708	British American Tobacco PLC	569,676
15,563	Imperial Brands PLC	335,196
		904,872
	Trading Companies & Distributors – 9.3%
9,268	Ashtead Group PLC	687,688
6,521	Bunzl PLC	215,500
27,452	Electrocomponents PLC	390,756
4,552	Ferguson PLC	632,826
11,686	Howden Joinery Group PLC	132,005
25,053	Travis Perkins PLC (a)	585,337
		2,644,112
	Water Utilities – 0.9%
16,770	Pennon Group PLC	263,413
Shares	Description	Value

	Wireless Telecommunication Services – 1.9%
329,325	Vodafone Group PLC	$552,771
	Total Common Stocks	27,772,237
	(Cost $22,930,844)
REAL ESTATE INVESTMENT TRUSTS – 0.9%
	Equity Real Estate Investment Trusts – 0.9%
16,812	Segro PLC	254,537
	(Cost $149,069)
	Total Investments – 98.9%	28,026,774
	(Cost $23,079,913) (d)
	Net Other Assets and Liabilities – 1.1%	309,978
	Net Assets – 100.0%	$28,336,752

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,142,316 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $195,455. The net unrealized appreciation was $4,946,861.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,772,237	$ 27,772,237	$ —	$ —
Real Estate Investment Trusts*	254,537	254,537	—	—
Total Investments	$ 28,026,774	$ 28,026,774	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	86.3%
Jersey	6.3
Isle Of Man (U.K.)	2.4
Luxembourg	2.3
Ireland	1.2
Switzerland	0.4
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 101.5%
	Automobiles – 11.5%
28,876	Bajaj Auto Ltd. (a)	$1,605,934
39,184	Eicher Motors Ltd. (a)	1,408,130
34,373	Hero MotoCorp Ltd.	1,342,272
127,717	Mahindra & Mahindra Ltd.	1,336,278
14,898	Maruti Suzuki India Ltd.	1,506,416
354,100	Tata Motors Ltd. (a)	1,617,817
		8,816,847
	Banks – 11.4%
145,571	Axis Bank Ltd. (a)	1,465,502
69,097	HDFC Bank Ltd.	1,392,445
176,911	ICICI Bank Ltd. (a)	1,501,590
105,568	IndusInd Bank Ltd. (a)	1,443,482
57,356	Kotak Mahindra Bank Ltd. (a)	1,316,302
284,666	State Bank of India	1,605,435
75,422	YES Bank Ltd. Lock-In (a) (b) (c)	13,749
		8,738,505
	Chemicals – 4.6%
42,092	Asian Paints Ltd.	1,694,723
169,753	UPL Ltd.	1,810,691
		3,505,414
	Construction & Engineering – 2.0%
73,746	Larsen & Toubro Ltd.	1,488,760
	Construction Materials – 5.5%
73,658	Grasim Industries Ltd.	1,485,200
3,666	Shree Cement Ltd.	1,356,543
15,167	UltraTech Cement Ltd.	1,382,640
		4,224,383
	Consumer Finance – 2.1%
19,740	Bajaj Finance Ltd.	1,597,644
	Diversified Financial Services – 2.4%
11,163	Bajaj Finserv Ltd.	1,818,557
	Electric Utilities – 1.9%
467,252	Power Grid Corp. of India Ltd.	1,460,909
	Food Products – 6.0%
29,361	Britannia Industries Ltd.	1,441,644
6,253	Nestle India Ltd.	1,483,373
164,452	Tata Consumer Products Ltd.	1,669,078
		4,594,095
	Household Products – 2.0%
45,199	Hindustan Unilever Ltd.	1,502,762
	Independent Power & Renewable Electricity Producers – 2.0%
981,683	NTPC Ltd.	1,537,305
	Insurance – 3.9%
151,594	HDFC Life Insurance Co., Ltd. (d) (e)	1,399,690
117,016	SBI Life Insurance Co., Ltd. (d) (e)	1,587,107
		2,986,797

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 10.3%
105,651	HCL Technologies Ltd.	$1,397,925
75,809	Infosys Ltd.	1,612,254
32,991	Tata Consultancy Services Ltd.	1,484,994
104,380	Tech Mahindra Ltd.	1,538,317
253,005	Wipro Ltd.	1,857,288
		7,890,778
	Life Sciences Tools & Services – 2.3%
29,307	Divi’s Laboratories Ltd. (a)	1,738,095
	Metals & Mining – 7.8%
322,017	Hindalco Industries Ltd.	1,611,818
230,852	JSW Steel Ltd.	2,124,037
139,824	Tata Steel Ltd.	2,194,520
		5,930,375
	Oil, Gas & Consumable Fuels – 10.1%
241,350	Bharat Petroleum Corp., Ltd.	1,519,924
789,332	Coal India Ltd.	1,557,319
1,112,358	Indian Oil Corp., Ltd.	1,614,737
991,308	Oil & Natural Gas Corp., Ltd.	1,569,715
50,774	Reliance Industries Ltd.	1,441,762
		7,703,457
	Pharmaceuticals – 6.5%
128,439	Cipla Ltd.	1,679,401
23,082	Dr. Reddy’s Laboratories Ltd.	1,684,042
175,620	Sun Pharmaceutical Industries Ltd.	1,595,890
		4,959,333
	Textiles, Apparel & Luxury Goods – 2.1%
69,693	Titan Co., Ltd.	1,624,420
	Thrifts & Mortgage Finance – 1.8%
40,924	Housing Development Finance Corp., Ltd.	1,362,803
	Tobacco – 1.7%
477,852	ITC Ltd.	1,303,116
	Transportation Infrastructure – 1.8%
146,914	Adani Ports & Special Economic Zone Ltd.	1,390,870
	Wireless Telecommunication Services – 1.8%
199,140	Bharti Airtel Ltd.	1,408,286
	Total Common Stocks	77,583,511
	(Cost $70,374,190)

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 0.0%
	Food Products – 0.0%
851,469	Britannia Industries Ltd. (INR)	5.50%	06/03/24	$11,606
	(Cost $297)

Total Investments – 101.5%	77,595,117
(Cost $70,374,487) (f)
Net Other Assets and Liabilities – (1.5)%	(1,173,746)
Net Assets – 100.0%	$76,421,371

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lock-in period does not apply to shareholders holding less than 100 shares (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,668,091 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $447,461. The net unrealized appreciation was $7,220,630.

INR	Indian Rupee

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 77,583,511	$ 77,583,511	$ —	$ —
Foreign Corporate Bonds and Notes*	11,606	—	11,606	—
Total Investments	$ 77,595,117	$ 77,583,511	$ 11,606	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Country Allocation†	% of Net Assets
India	101.5%
Total Investments	101.5
Net Other Assets and Liabilities	(1.5)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.4%
	Banks – 0.6%
7,347	Banque Cantonale Vaudoise	$659,860
	Capital Markets – 14.2%
248,249	Credit Suisse Group AG	2,600,410
55,492	Julius Baer Group Ltd.	3,621,299
2,041	Partners Group Holding AG	3,091,555
226,948	UBS Group AG	3,473,206
30,235	Vontobel Holding AG	2,356,059
		15,142,529
	Chemicals – 5.0%
75,187	Clariant AG	1,495,208
11,704	Sika AG	3,826,490
		5,321,698
	Construction Materials – 3.3%
58,207	Holcim Ltd.	3,491,476
	Containers & Packaging – 4.4%
172,227	SIG Combibloc Group AG	4,679,586
	Diversified Telecommunication Services – 4.0%
7,415	Swisscom AG	4,233,021
	Electric Utilities – 3.5%
35,660	BKW AG	3,711,492
	Electrical Equipment – 4.6%
143,162	ABB Ltd.	4,856,909
	Electronic Equipment, Instruments & Components – 1.8%
81,013	Softwareone Holding AG	1,913,141
	Food Products – 4.6%
335	Barry Callebaut AG	778,438
81	Chocoladefabriken Lindt & Spruengli AG	805,842
1,552	Emmi AG	1,591,838
13,572	Nestle S.A.	1,690,101
		4,866,219
	Health Care Equipment & Supplies – 1.0%
685	Straumann Holding AG	1,092,002
	Insurance – 8.8%
8,983	Baloise Holding AG	1,400,969
22,725	Helvetia Holding AG	2,443,813
5,147	Swiss Life Holding AG	2,501,044
16,979	Swiss Re AG	1,531,918
3,789	Zurich Insurance Group AG	1,520,105
		9,397,849
Shares	Description	Value

	Life Sciences Tools & Services – 5.3%
5,366	Bachem Holding AG, Class B	$3,178,134
1,244	Lonza Group AG	881,724
3,261	Tecan Group AG	1,615,609
		5,675,467
	Machinery – 12.9%
6,978	Bucher Industries AG	3,648,697
620	Georg Fischer AG	920,032
26,952	SFS Group AG	3,877,126
16,021	VAT Group AG (a) (b)	5,326,193
		13,772,048
	Marine – 4.5%
14,094	Kuehne + Nagel International AG	4,822,654
	Pharmaceuticals – 3.8%
8,458	Novartis AG	770,795
6,869	Roche Holding AG	2,587,614
5,090	Vifor Pharma AG	658,771
		4,017,180
	Real Estate Management & Development – 5.9%
17,943	PSP Swiss Property AG	2,278,630
40,709	Swiss Prime Site AG	4,039,002
		6,317,632
	Specialty Retail – 3.5%
63,648	Dufry AG (c)	3,769,695
	Technology Hardware, Storage & Peripherals – 4.7%
41,173	Logitech International S.A.	4,988,374
	Textiles, Apparel & Luxury Goods – 2.0%
17,670	Cie Financiere Richemont S.A., Class A	2,137,970
	Total Investments – 98.4%	104,866,802
	(Cost $87,220,189) (d)
	Net Other Assets and Liabilities – 1.6%	1,673,399
	Net Assets – 100.0%	$106,540,201

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,893,046 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,246,433. The net unrealized appreciation was $17,646,613.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 104,866,802	$ 104,866,802	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	98.4%
Total Investments	98.4
Net Other Assets and Liabilities	1.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Australia – 5.1%
22,733	Beach Energy Ltd.	$21,140
18,744	BrainChip Holdings Ltd. (b)	6,888
1,403	Brickworks Ltd.	26,378
5,336	Champion Iron Ltd. (b)	25,531
1,263	Codan Ltd.	17,078
2,789	Eagers Automotive Ltd.	34,637
5,407	Iluka Resources Ltd.	37,103
51,298	Mount Gibson Iron Ltd.	36,355
27,327	Perseus Mining Ltd. (b)	29,921
18,654	Pilbara Minerals Ltd. (b)	20,285
26,432	Ramelius Resources Ltd.	33,599
13,444	Regis Resources Ltd.	23,794
9,126	Sandfire Resources Ltd.	46,745
5,314	SeaLink Travel Group Ltd.	37,780
32,598	Silver Lake Resources Ltd. (b)	40,582
19,841	St. Barbara Ltd.	25,370
2,277	Telix Pharmaceuticals Ltd. (b)	10,400
4,238	Uniti Group Ltd. (b)	10,520
		484,106
	Austria – 0.7%
826	AT&S Austria Technologie & Systemtechnik AG	35,749
832	Semperit AG Holding	33,444
		69,193
	Belgium – 0.9%
531	Bekaert S.A.	23,662
4,046	Euronav N.V.	37,613
1,407	Ontex Group N.V. (b)	17,518
859	X-Fab Silicon Foundries SE (b) (c) (d)	8,148
		86,941
	Bermuda – 1.6%
5,407	BW LPG Ltd. (c) (d)	34,916
18,000	China Water Affairs Group Ltd.	13,863
67,000	First Pacific Co., Ltd.	22,868
55,000	Pacific Basin Shipping Ltd.	22,172
21,000	PAX Global Technology Ltd.	24,153
108,000	Skyworth Group Ltd. (b)	30,323
		148,295
	Canada – 7.5%
960	Aecon Group, Inc.	13,940
841	Ag Growth International, Inc.	26,134
1,525	AutoCanada, Inc. (b)	61,438
28,857	Bombardier, Inc., Class B (b)	27,237
2,434	Canaccord Genuity Group, Inc.	26,665
1,792	Canfor Corp. (b)	40,998
9,015	Capstone Mining Corp. (b)	39,126
2,373	Cascades, Inc.	29,213
4,195	Centerra Gold, Inc.	31,845
3,262	Corus Entertainment, Inc., Class B	16,736
Shares	Description	Value

	Canada (Continued)
2,063	DREAM Unlimited Corp., Class A	$44,069
6,082	Dundee Precious Metals, Inc.	36,847
2,061	Eldorado Gold Corp. (b)	20,467
148	Equitable Group, Inc.	15,883
224	goeasy Ltd.	28,665
1,149	HEXO Corp. (b) (e)	6,674
4,989	IAMGOLD Corp. (b)	14,690
1,755	Interfor Corp.	43,946
1,000	Intertape Polymer Group, Inc.	23,185
2,862	MEG Energy Corp. (b)	20,710
881	Sleep Country Canada Holdings, Inc. (c) (d)	21,087
1,507	SunOpta, Inc. (b)	18,442
2,940	Torex Gold Resources, Inc. (b)	33,868
844	Transcontinental, Inc., Class A	15,850
157	Trisura Group Ltd. (b)	20,998
1,844	Turquoise Hill Resources Ltd. (b)	31,105
		709,818
	Cayman Islands – 1.4%
16,000	Lee & Man Paper Manufacturing Ltd.	12,179
22,000	Razer, Inc. (b) (c) (d)	5,979
20,500	Texhong Textile Group Ltd.	33,162
10,000	United Laboratories International Holdings (The) Ltd.	8,204
33,000	Value Partners Group Ltd.	21,081
9,000	Vobile Group Ltd. (b)	40,686
64,000	VPower Group International Holdings Ltd. (c) (d)	14,425
		135,716
	Denmark – 0.6%
328	Bavarian Nordic A.S. (b)	13,536
1,278	D/S Norden A/S	40,655
		54,191
	Finland – 1.0%
274	Cargotec OYJ, Class B	14,165
5,114	Outokumpu OYJ (b)	30,635
283	QT Group OYJ (b)	33,121
632	Tokmanni Group Corp.	17,476
		95,397
	France – 2.2%
1,367	Chargeurs S.A.	37,930
2,717	Derichebourg S.A. (b)	27,449
417	Eramet S.A. (b)	27,220
2,434	Eutelsat Communications S.A.	28,440
1,004	Maisons du Monde S.A. (c) (d)	24,881
347	Metropole Television S.A.	7,299
418	Nexans S.A.	38,090

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
458	Vicat S.A.	$22,130
		213,439
	Germany – 5.0%
326	AIXTRON SE	8,833
702	AURELIUS Equity Opportunities SE & Co. KGaA	21,576
358	Aurubis AG	33,179
203	Bilfinger SE	6,075
460	Draegerwerk AG & Co., KGaA	43,526
160	flatexDEGIRO AG (b)	21,533
881	Hornbach Baumarkt AG	38,704
380	Hornbach Holding AG & Co. KGaA	43,301
468	JOST Werke AG (c) (d)	27,913
2,352	Kloeckner & Co., SE (b)	32,184
1,153	Nordex SE (b)	28,000
725	PVA TePla AG (b)	21,277
474	Salzgitter AG (b)	14,085
2,091	SGL Carbon SE (b)	20,058
516	VERBIO Vereinigte BioEnergie AG	26,138
802	Westwing Group AG (b)	43,878
130	zooplus AG (b)	42,113
		472,373
	Gibraltar – 0.3%
5,449	888 Holdings PLC	28,928
	Greece – 1.2%
34,849	Eurobank Ergasias Services and Holdings S.A. (b)	35,124
3,231	FF Group (b) (f) (g) (h)	9,195
10,188	National Bank of Greece S.A. (b)	28,993
3,470	Public Power Corp. S.A. (b)	36,907
		110,219
	Ireland – 0.5%
15,331	Total Produce PLC	47,992
	Israel – 2.0%
2,638	Airport City Ltd. (b)	44,229
1,386	Amot Investments Ltd.	9,089
1,820	Delek Automotive Systems Ltd.	23,894
442	Delek Group Ltd. (b)	29,624
65	Fox Wizel Ltd.	7,445
126	Israel (The) Corp., Ltd. (b)	38,169
9,044	Mivne Real Estate KD Ltd.	26,215
769	Plus500 Ltd.	14,201
		192,866
	Italy – 1.0%
1,438	Anima Holding S.p.A (c) (d)	7,146
294	Danieli & C Officine Meccaniche S.p.A.	7,757
Shares	Description	Value

	Italy (Continued)
180	El.En. S.p.A.	$9,284
1,761	Esprinet S.p.A.	30,946
425	Gruppo MutuiOnline S.p.A.	20,259
2,520	Maire Tecnimont S.p.A.	9,215
2,656	Unipol Gruppo S.p.A.	14,462
		99,069
	Japan – 28.5%
600	AEON Financial Service Co., Ltd.	7,070
400	Aichi Steel Corp.	10,982
1,700	Alpen Co., Ltd.	45,187
1,400	Arcland Sakamoto Co., Ltd.	19,117
1,000	Arcs Co., Ltd.	21,747
100	BayCurrent Consulting, Inc.	35,915
1,900	Belluna Co., Ltd.	16,709
2,300	BeNext-Yumeshin Group Co.	26,396
1,600	Bunka Shutter Co., Ltd.	15,958
900	Cawachi Ltd.	18,179
8,600	Chiyoda Corp. (b)	34,138
600	Cosmo Energy Holdings Co., Ltd.	13,756
600	Credit Saison Co., Ltd.	7,313
100	Daikokutenbussan Co., Ltd.	7,237
500	Daiwabo Holdings Co., Ltd.	8,583
2,800	DCM Holdings Co., Ltd.	26,665
400	DeNA Co., Ltd.	8,501
1,700	Dexerials Corp.	35,868
900	Doshisha Co., Ltd.	14,007
500	Dowa Holdings Co., Ltd.	19,690
500	Ebara Corp.	24,619
2,600	EDION Corp.	25,393
1,700	Electric Power Development Co., Ltd.	24,254
1,500	Exedy Corp.	21,995
600	Fuji Media Holdings, Inc.	6,665
1,500	Fujikura Ltd. (b)	6,967
1,500	Gree, Inc.	7,939
200	H.U. Group Holdings, Inc.	5,156
500	Hanwa Co., Ltd.	14,447
4,600	Hitachi Zosen Corp.	29,688
6,500	Hokkaido Electric Power Co., Inc.	29,430
7,900	Hokuetsu Corp.	41,031
2,200	Hokuriku Electric Power Co.	12,001
400	Hokuto Corp.	6,909
2,800	Hosiden Corp.	25,078
2,300	IDOM, Inc.	13,540
1,500	Inabata & Co., Ltd.	23,102
1,500	Itochu Enex Co., Ltd.	13,353
3,400	Itoham Yonekyu Holdings, Inc.	21,882
400	Jaccs Co., Ltd.	9,361
800	Japan Petroleum Exploration Co., Ltd.	14,380

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,000	Japan Securities Finance Co., Ltd.	$7,300
1,600	Japan Wool Textile (The) Co., Ltd.	13,927
200	JIG-SAW, Inc. (b)	16,886
500	Joshin Denki Co., Ltd.	12,107
400	Juroku Bank (The) Ltd.	7,043
200	Kadokawa Corp.	8,119
1,700	Kaga Electronics Co., Ltd.	45,570
400	Kamigumi Co., Ltd.	8,112
600	Kanamoto Co., Ltd.	13,815
3,400	Kandenko Co., Ltd.	26,534
200	Kaneka Corp.	8,056
600	Kanematsu Corp.	7,977
600	Kawasaki Heavy Industries, Ltd. (b)	12,827
1,000	Kawasaki Kisen Kaisha Ltd. (b)	35,960
900	Kinden Corp.	14,696
300	Kintetsu World Express, Inc.	6,314
4,400	Kobe Steel Ltd.	28,239
1,300	Kohnan Shoji Co., Ltd.	44,700
1,100	Komeri Co., Ltd.	25,922
1,600	K’s Holdings Corp.	18,391
1,100	Kumagai Gumi Co., Ltd.	27,724
2,500	Kyoei Steel Ltd.	32,585
1,500	Kyokuto Kaihatsu Kogyo Co., Ltd.	21,293
700	Megachips Corp.	20,068
1,100	Megmilk Snow Brand Co., Ltd.	20,932
600	Melco Holdings, Inc.	28,624
1,500	Micronics Japan Co., Ltd.	20,793
1,800	Mirait Holdings Corp.	31,935
1,000	Mitsubishi Logistics Corp.	29,614
700	Mitsui High-Tec, Inc.	40,263
900	Mixi, Inc.	23,736
4,400	Monex Group, Inc.	29,625
200	Monogatari (The) Corp.	13,448
1,400	Nagase & Co., Ltd.	20,894
2,200	Nextage Co., Ltd.	37,269
900	NGK Spark Plug Co., Ltd.	13,335
1,500	Nikkon Holdings Co., Ltd.	32,648
500	Nippo Corp.	14,245
1,700	Nippon Densetsu Kogyo Co., Ltd.	27,620
600	Nippon Electric Glass Co., Ltd.	14,096
800	Nippon Kayaku Co., Ltd.	7,561
1,200	Nippon Paper Industries Co., Ltd.	13,437
1,700	Nippon Signal Company Ltd.	14,017
200	Nippon Soda Co., Ltd.	5,788
1,000	Nishi-Nippon Financial Holdings, Inc.	5,689
500	Nishio Rent All Co., Ltd.	13,952
2,400	Nissha Co., Ltd.	36,099
500	Nisshin Oillio Group (The) Ltd.	13,817
Shares	Description	Value

	Japan (Continued)
3,000	Nisshinbo Holdings, Inc.	$25,897
1,600	Nitto Kogyo Corp.	26,255
1,500	Nojima Corp.	37,076
5,100	North Pacific Bank Ltd.	10,834
2,400	NTN Corp. (b)	6,265
2,500	Okamura Corp.	33,822
1,635	Okinawa Electric Power (The) Co., Inc.	20,383
900	Osaka Soda Co., Ltd.	19,678
2,300	Outsourcing, Inc.	41,799
1,900	Pacific Industrial Co., Ltd.	20,472
1,100	Pharma Foods International Co., Ltd. (e)	27,556
2,400	Pressance Corp.	32,275
2,600	Rengo Co., Ltd.	21,648
500	Ricoh Leasing Co., Ltd.	15,505
200	Rorze Corp.	17,607
1,500	Sakata INX Corp.	13,650
200	Sanken Electric Co., Ltd.	9,955
200	Shibuya Corp.	5,590
1,000	Shikoku Electric Power Co., Inc.	6,805
1,200	Shinko Electric Industries Co., Ltd.	43,908
800	Shinmaywa Industries Ltd.	6,906
800	Shizuoka Gas Co., Ltd.	7,165
800	Showa Sangyo Co., Ltd.	21,517
8,300	SKY Perfect JSAT Holdings, Inc.	30,258
2,600	Sojitz Corp.	7,840
700	S-Pool, Inc.	6,307
300	Sumitomo Densetsu Co., Ltd.	6,173
500	Sumitomo Heavy Industries Ltd.	13,772
3,300	Sumitomo Mitsui Construction Co., Ltd.	14,020
900	Sumitomo Osaka Cement Co., Ltd.	24,466
1,900	Sumitomo Rubber Industries Ltd.	26,218
600	Sumitomo Warehouse (The) Co., Ltd.	8,625
1,900	Suruga Bank Ltd.	5,678
1,100	Taiheiyo Cement Corp.	24,130
400	Takamatsu Construction Group Co., Ltd.	7,280
700	Takuma Co., Ltd.	10,579
1,900	TBS Holdings, Inc.	29,177
1,200	Tokuyama Corp.	24,433
1,600	Topre Corp.	22,914
1,200	Totetsu Kogyo Co., Ltd.	24,282
1,000	Towa Pharmaceutical Co., Ltd.	24,340
600	Toyo Seikan Group Holdings Ltd.	8,193
600	Toyobo Co., Ltd.	7,199
500	Tsubaki Nakashima Co., Ltd.	7,687
500	Tsubakimoto Chain Co.	14,267
600	UACJ Corp.	15,030
700	Ube Industries Ltd.	14,171

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,600	Usen-Next Holdings Co., Ltd.	$35,271
700	Valor Holdings Co., Ltd.	14,265
900	Yellow Hat Ltd.	15,943
1,600	Yokogawa Bridge Holdings Corp.	30,316
1,200	Yokohama Rubber (The) Co., Ltd.	25,697
		2,714,909
	Jersey – 0.3%
20,694	Centamin PLC	28,970
	Luxembourg – 0.2%
811	ADLER Group S.A. (c) (d)	21,329
	Malta – 0.4%
2,105	Kindred Group PLC	32,996
	Mauritius – 0.3%
190,000	Golden Agri-Resources Ltd.	32,498
	Netherlands – 1.5%
803	Accell Group N.V. (b)	43,133
184	AMG Advanced Metallurgical Group N.V.	6,284
363	Arcadis N.V.	14,858
722	Cementir Holding N.V.	7,363
8,773	Koninklijke BAM Groep N.V. (b)	24,363
7,638	PostNL N.V.	41,407
1,590	SRH N.V. (b) (f) (g) (h)	0
		137,408
	New Zealand – 0.2%
2,994	Fletcher Building Ltd.	15,738
	Norway – 1.1%
8,517	Elkem ASA (c) (d)	30,981
1,335	Entra ASA (c) (d)	30,514
3,883	SpareBank 1 Nord Norge	38,468
2,288	Wallenius Wilhelmsen ASA (b)	7,967
		107,930
	Singapore – 1.0%
66,000	Hutchison Port Holdings Trust	14,850
54,500	Japfa Ltd.	33,437
23,400	Yangzijiang Shipbuilding Holdings Ltd.	24,536
24,100	Yanlord Land Group Ltd.	21,865
		94,688
	South Korea – 22.6%
2,475	BNK Financial Group, Inc.	16,989
1,670	Daesang Corp.	41,151
5,084	Daewoo Engineering & Construction Co., Ltd. (b)	35,890
1,551	Daishin Securities Co., Ltd	27,201
Shares	Description	Value

	South Korea (Continued)
1,242	Daou Technology, Inc.	$31,432
178	DB Insurance Co., Ltd.	8,662
4,977	DGB Financial Group, Inc.	41,101
3,078	Dongkuk Steel Mill Co., Ltd.	60,677
131	Dongwon F&B Co., Ltd.	26,522
163	Dongwon Industries Co., Ltd.	38,067
399	Doosan Bobcat, Inc. (b)	17,007
2,221	Doosan Infracore Co., Ltd. (b) (f) (g)	28,498
620	Ecopro Co., Ltd.	24,912
147	E-MART, Inc.	20,885
391	GS Engineering & Construction Corp.	14,895
828	Handsome Co., Ltd.	31,579
1,362	Hankook & Co. Co., Ltd.	24,612
1,722	Hanmi Semiconductor Co., Ltd.	51,760
35	Hansol Chemical Co., Ltd.	7,630
1,027	Hanwha Aerospace Co., Ltd.	42,862
264	Hanwha Corp.	7,443
5,931	Hanwha Investment & Securities Co., Ltd. (b)	25,174
13,087	Hanwha Life Insurance Co., Ltd.	43,637
1,679	Hanwha Systems Co., Ltd.	25,420
1,815	Harim Holdings Co., Ltd.	16,923
859	HDC Hyundai Development Co-Engineering & Construction	24,027
66	Hyosung Advanced Materials Corp. (b)	25,816
214	Hyosung Heavy Industries Corp. (b)	13,872
73	Hyosung TNC Corp.	58,340
781	Hyundai Construction Equipment Co., Ltd. (b)	38,351
185	Hyundai Department Store Co., Ltd.	14,358
1,604	Hyundai Electric & Energy System Co., Ltd. (b)	29,341
1,593	Hyundai Greenfood Co., Ltd.	15,206
519	Hyundai Home Shopping Network Corp.	41,662
343	Hyundai Marine & Fire Insurance Co., Ltd.	7,767
377	Hyundai Mipo Dockyard Co., Ltd. (b)	29,259
436	Hyundai Wia Corp.	39,297
3,848	JB Financial Group Co., Ltd.	25,730
177	KCC Corp.	53,989
562	Kolon Industries, Inc.	40,323
466	Korea Electric Terminal Co., Ltd.	41,794
249	Korea Gas Corp. (b)	8,159
77	Korea Petrochemical Ind. Co., Ltd.	16,273
837	LIG Nex1 Co., Ltd.	31,551
716	LOTTE Fine Chemical Co., Ltd.	41,962
1,003	LOTTE Himart Co., Ltd.	31,885

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
67	Lotte Shopping Co., Ltd.	$6,872
123	LS Corp.	7,733
99	LX Hausys Ltd.	8,642
1,317	LX International Corp.	36,488
556	LX Semicon Co., Ltd.	60,036
255	Mando Corp. (b)	15,058
606	Mcnex Co., Ltd.	25,507
426	MegaStudyEdu Co., Ltd.	26,101
1,737	Meritz Fire & Marine Insurance Co., Ltd.	31,465
1,822	Meritz Securities Co., Ltd.	7,661
721	NH Investment & Securities Co., Ltd.	8,259
119	NongShim Co., Ltd.	33,127
494	Osstem Implant Co., Ltd.	49,876
2,723	Pan Ocean Co., Ltd.	20,650
251	Park Systems Corp.	29,109
752	Poongsan Corp.	25,475
834	Posco International Corp.	17,255
244	Samsung Card Co., Ltd.	7,432
359	Samyang Holdings Corp.	35,226
539	Sebang Global Battery Co., Ltd.	46,426
691	SK Discovery Co., Ltd.	32,459
394	SK Gas Ltd.	42,858
1,492	SK Networks Co., Ltd.	7,976
1,884	SL Corp.	59,725
991	Soulbrain Holdings Co., Ltd. (b)	32,560
3,503	Ssangyong Motor Co. (b) (f) (g)	8,616
9	Taekwang Industrial Co., Ltd.	9,318
179	Tokai Carbon Korea Co., Ltd.	32,044
280	Wemade Co., Ltd.	14,073
325	WONIK IPS Co., Ltd.	14,314
58	Young Poong Corp.	33,322
420	Youngone Corp.	16,559
2,377	Yuanta Securities Korea Co., Ltd.	10,174
		2,152,287
	Spain – 0.3%
568	Acerinox S.A.	6,860
533	Let’s GOWEX S.A. (b) (f) (g) (h) (i)	0
6,992	Prosegur Cia de Seguridad S.A.	22,882
		29,742
	Sweden – 3.5%
1,000	Bilia AB, Class A	21,184
2,558	Bonava AB	28,141
300	Bufab AB	8,308
1,078	Bure Equity AB	46,581
517	CELLINK AB, Class B (b)	25,626
2,902	Dustin Group AB (c) (d)	38,318
810	Instalco AB (c)	33,600
231	Intrum AB	7,560
899	Inwido AB	15,547
Shares	Description	Value

	Sweden (Continued)
2,005	Mekonomen AB (b)	$33,127
1,455	Nyfosa AB	19,671
1,364	Ratos AB, Class B	8,272
11,903	Samhallsbyggnadsbolaget i Norden AB	49,876
		335,811
	Switzerland – 0.6%
13,295	Aryzta AG (b)	18,134
172	Swissquote Group Holding S.A.	25,988
93	Zehnder Group AG	8,865
20	Zur Rose Group AG (b)	7,663
		60,650
	United Kingdom – 5.4%
3,342	CMC Markets PLC (c) (d)	21,266
15,061	Dixons Carphone PLC	27,126
1,281	Drax Group PLC	7,517
5,745	Ferrexpo PLC	33,997
29,226	Firstgroup PLC (b)	33,111
1,114	Gamesys Group PLC	28,416
1,980	Go-Ahead Group (The) PLC (b)	30,621
7,080	Halfords Group PLC	42,231
21,661	IP Group PLC	34,878
21,288	Just Group PLC (b)	27,430
11,304	Premier Foods PLC	17,138
2,497	Reach PLC	9,499
2,593	Smart Metering Systems PLC	31,170
4,064	TORM PLC	35,966
45,588	Tullow Oil PLC (b)	37,497
23,272	Vectura Group PLC	43,910
1,931	Victoria PLC (b)	28,581
5,692	Virgin Money UK PLC (b)	15,633
1,362	Volution Group PLC	7,885
		513,872
	Total Common Stocks	9,227,371
	(Cost $8,397,984)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.7%
	Australia – 0.7%
2,065	Charter Hall Long Wale REIT	7,356
3,134	Charter Hall Social Infrastructure REIT	8,179
8,427	Growthpoint Properties Australia Ltd.	25,722
15,533	Waypoint REIT	30,520
		71,777
	Canada – 1.0%
459	Allied Properties Real Estate Investment Trust	16,681
2,205	Dream Office Real Estate Investment Trust	40,842

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
2,149	Minto Apartment Real Estate Investment Trust (c) (d)	$41,503
		99,026
	France – 0.2%
1,345	Mercialys S.A.	16,283
	Japan – 0.5%
78	Star Asia Investment Corp.	43,671
	United Kingdom – 0.3%
12,811	Warehouse Reit PLC (c)	26,582
	Total Real Estate Investment Trusts	257,339
	(Cost $230,094)
MONEY MARKET FUNDS – 0.3%
32,345	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	32,345
	(Cost $32,345)
	Total Investments – 99.9%	9,517,055
	(Cost $8,660,423) (l)
	Net Other Assets and Liabilities – 0.1%	5,084
	Net Assets – 100.0%	$9,522,139

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $30,684 and the total value of the collateral held by the Fund is $32,345.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $46,309 or 0.5% of net assets.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of June 30, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,308,108 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $451,476. The net unrealized appreciation was $856,632.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 110,219	$ 101,024	$ —	$ 9,195
Netherlands	137,408	137,408	—	—**
South Korea	2,152,287	2,115,173	37,114	—
Spain	29,742	29,742	—	—**
Other Country Categories*	6,797,715	6,797,715	—	—
Real Estate Investment Trusts*	257,339	257,339	—	—
Money Market Funds	32,345	32,345	—	—
Total Investments	$ 9,517,055	$ 9,470,746	$ 37,114	$ 9,195

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$30,684
Non-cash Collateral (2)	(30,684)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	29.0%
South Korean Won	22.6
Euro	14.7
Canadian Dollar	8.5
British Pound Sterling	6.1
Australian Dollar	5.8
Swedish Krona	3.9
Hong Kong Dollar	2.6
Israeli Shekel	1.9
Norwegian Krone	1.5
Singapore Dollar	1.2
Danish Krone	0.9
Swiss Franc	0.6
United States Dollar	0.5
New Zealand Dollar	0.2
Total	100.0%

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.3%
	Bermuda – 2.9%
4,233,266	China Oriental Group Co., Ltd.	$1,368,507
352,605	COSCO SHIPPING Ports Ltd.	275,207
8,467,085	Gemdale Properties & Investment Corp., Ltd.	1,079,610
460,442	Shenzhen International Holdings Ltd.	636,908
1,999,176	Sinofert Holdings Ltd.	288,381
3,363,668	Sinopec Kantons Holdings Ltd.	1,260,677
		4,909,290
	Brazil – 14.3%
395,972	Banco Pan S.A.	1,915,454
115,039	BRF S.A. (b)	632,116
141,794	Camil Alimentos S.A.	271,968
218,592	Cia Brasileira de Distribuicao	1,699,056
480,325	Cia de Saneamento de Minas Gerais-Copasa	1,495,885
263,740	Cia de Saneamento do Parana	1,101,347
286,331	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,444,378
1,017,230	Cia Paranaense de Energia, Class B (Preference Shares)	1,212,790
235,388	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,104,579
73,304	EDP - Energias do Brasil S.A.	260,568
517,695	Embraer S.A. (b)	1,964,073
275,426	Enauta Participacoes S.A.	997,310
625,245	JHSF Participacoes S.A.	913,895
329,494	Marfrig Global Foods S.A.	1,267,947
540,857	Metalurgica Gerdau S.A. (Preference Shares)	1,503,891
261,365	Neoenergia S.A.	912,765
235,786	Petro Rio S.A. (b)	923,935
38,830	SIMPAR S.A.	434,220
129,975	SLC Agricola S.A.	1,341,091
37,275	Transmissora Alianca de Energia Eletrica S.A.	276,539
106,616	Unipar Carbocloro S.A. (Preference Shares)	2,107,112
254,487	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	977,261
		24,758,180
	Cayman Islands – 14.1%
32,604	Alchip Technologies, Ltd.	714,977
1,148,935	Asia Cement China Holdings Corp.	899,698
566,711	C&D International Investment Group Ltd. (b) (c)	1,018,931
11,102,352	China Dongxiang Group Co., Ltd.	1,958,995
Shares	Description	Value

	Cayman Islands (Continued)
11,550	China Metal Recycling Holdings Ltd. (b) (d) (e) (f)	$0
1,664,858	China SCE Group Holdings Ltd.	684,015
1,498,794	China State Construction International Holdings Ltd.	1,023,094
1,055,970	China Tian Lun Gas Holdings Ltd. (c)	1,089,386
281,575	China Yongda Automobiles Services Holdings Ltd.	504,088
3,139,151	China Zhongwang Holdings Ltd. (b) (c)	731,793
2,039,116	CMGE Technology Group Ltd. (c)	1,000,610
2,504,779	COFCO Joycome Foods, Ltd. (c) (g)	1,003,292
187,940	EEKA Fashion Holdings Ltd. (c)	288,532
2,855,457	Fufeng Group Ltd.	915,741
8,199,520	GCL-Poly Energy Holdings Ltd. (b) (d) (e)	2,090,987
1,040,350	Kaisa Group Holdings Ltd.	393,935
3,028,373	Lonking Holdings Ltd.	978,996
802,839	Meitu, Inc. (b) (g) (h)	181,986
202,030	NetDragon Websoft Holdings Ltd.	538,622
1,032,467	Powerlong Real Estate Holdings Ltd.	886,951
631,940	Q Technology Group Co., Ltd. (g)	1,295,736
371,870	Ronshine China Holdings Ltd. (g)	214,569
866,479	Sany Heavy Equipment International Holdings Co., Ltd.	878,275
1,662,734	TCL Electronics Holdings Ltd.	991,520
543,963	Tianneng Power International Ltd. (c)	951,408
373,756	Times China Holdings Ltd.	427,463
281,910	VSTECS Holdings Ltd.	227,654
1,317,884	Xtep International Holdings Ltd.	2,484,940
		24,376,194
	Chile – 1.3%
79,131	CAP S.A.	1,357,658
40,817	Empresa Nacional de Telecomunicaciones S.A.	224,541
900,847	Engie Energia Chile S.A.	674,700
		2,256,899
	China – 5.5%
2,407,940	BAIC Motor Corp., Ltd., Class H (g) (h)	896,275
3,190,221	China BlueChemical Ltd., Class H	932,705
2,290,472	China Communications Services Corp., Ltd., Class H	1,144,602

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
2,700,412	China Datang Corp Renewable Power Co., Ltd.	$775,591
2,344,513	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,093,097
461,618	Hisense Home Appliances Group Co., Ltd., Class H	637,346
1,407,064	Inner Mongolia Yitai Coal Co., Ltd., Class B	938,512
324,394	Legend Holdings Corp., Class H (g) (h)	533,115
1,389,558	Shandong Chenming Paper Holdings Ltd., Class H (c)	866,203
1,397,730	Sinopec Engineering Group Co., Ltd., Class H	905,501
725,880	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (g) (h)	801,204
		9,524,151
	Colombia – 0.1%
43,531	Grupo de Inversiones Suramericana S.A.	214,581
	Hong Kong – 3.6%
1,519,940	China Everbright Environment Group Ltd.	861,344
1,573,228	China Overseas Grand Oceans Group Ltd.	915,857
3,312,604	China Power International Development Ltd.	725,298
9,296,125	China South City Holdings Ltd.	1,017,697
2,179,969	CITIC Telecom International Holdings Ltd.	721,574
872,734	Poly Property Group Co., Ltd.	227,055
516,771	Shanghai Industrial Holdings Ltd.	762,747
740,730	Shenzhen Investment Ltd.	228,011
2,310,665	Sino-Ocean Group Holding Ltd.	505,922
227,040	Yuexiu Property Co., Ltd.	239,196
		6,204,701
	India – 1.6%
171,399	Apollo Tyres Ltd.	518,832
758,753	Federal Bank Ltd. (b)	889,108
89,543	LIC Housing Finance Ltd.	566,194
13,963	Tata Elxsi Ltd.	808,569
		2,782,703
	Indonesia – 2.5%
2,974,967	Indosat Tbk PT (b)	1,405,416
7,778,305	Japfa Comfeed Indonesia Tbk PT	928,032
24,684,874	Krakatau Steel Persero Tbk PT (b)	847,798
Shares	Description	Value

	Indonesia (Continued)
15,638,062	Media Nusantara Citra Tbk PT (b)	$1,002,993
2,916,864	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	206,192
		4,390,431
	Jersey – 0.7%
7,513,079	West China Cement Ltd.	1,151,496
	Luxembourg – 0.8%
94,798	Kernel Holding S.A.	1,359,940
	Malaysia – 1.9%
1,110,300	DRB-Hicom Bhd	435,936
82,100	Malaysian Pacific Industries Bhd	767,308
2,220,500	Sime Darby Bhd	1,166,010
559,900	Supermax Corp. Bhd	445,061
364,402	UWC BHD	447,658
		3,261,973
	Mexico – 1.6%
278,545	Coca-Cola Femsa S.A.B. de C.V.	1,474,190
359,059	Megacable Holdings S.A.B. de C.V.	1,275,457
		2,749,647
	Philippines – 0.1%
1,172,100	Alliance Global Group, Inc.	243,952
	Poland – 1.2%
88,205	Alior Bank S.A. (b) (c)	771,013
67,284	Grupa Azoty S.A. (b)	582,316
5,539	KRUK S.A.	364,909
149,209	PGE Polska Grupa Energetyczna S.A. (b)	368,229
		2,086,467
	Russia – 1.3%
447,296,494	Federal Grid Co. Unified Energy System PJSC	1,342,654
51,373,255	ROSSETI PJSC	951,731
		2,294,385
	South Africa – 5.1%
13,644	African Rainbow Minerals Ltd.	243,977
181,904	Harmony Gold Mining Co., Ltd.	672,077
2,757,225	KAP Industrial Holdings Ltd. (b)	797,433
207,044	Massmart Holdings Ltd. (b)	913,429
220,453	Motus Holdings Ltd.	1,440,972
268,598	PSG Group Ltd.	1,497,039
172,540	Royal Bafokeng Platinum Ltd.	1,233,274
165,145	Sappi Ltd. (b)	478,550
358,434	Telkom S.A. SOC Ltd.	1,163,907
76,757	Woolworths Holdings Ltd. (b)	289,774
		8,730,432

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 26.2%
932,859	Acer, Inc.	$980,988
981,881	Alpha Networks, Inc.	1,006,109
38,064	Andes Technology Corp.	688,533
25,294	AP Memory Technology Corp.	575,555
63,225	Arcadyan Technology Corp.	241,667
480,954	China Airlines Ltd. (b)	328,835
196,636	China General Plastics Corp.	267,121
221,256	China Motor Corp.	609,868
331,510	ChipMOS Technologies, Inc.	566,348
1,151,024	Chung Hung Steel Corp. (b)	2,528,225
549,405	Compal Electronics, Inc.	440,707
75,035	Elan Microelectronics Corp.	523,797
352,624	Elite Semiconductor Microelectronics Technology, Inc.	2,062,906
708,654	Elitegroup Computer Systems Co., Ltd. (b)	559,547
102,220	Fitipower Integrated Technology, Inc.	1,128,135
202,614	FocalTech Systems Co., Ltd.	1,643,455
293,977	Gigabyte Technology Co., Ltd.	1,134,232
70,691	Global Mixed Mode Technology, Inc.	596,227
18,409	Global Unichip Corp.	272,873
130,513	Gold Circuit Electronics Ltd. (b)	313,372
1,333,566	Grand Pacific Petrochemical (b)	1,433,479
445,870	Hannstar Board Corp.	761,720
1,905,102	HannStar Display Corp. (b)	1,511,090
370,901	Kindom Development Co., Ltd.	520,493
261,952	Kinsus Interconnect Technology Corp.	1,269,216
272,067	Nantex Industry Co., Ltd.	1,401,224
328,542	Pan-International Industrial Corp.	469,304
57,597	Pegavision Corp.	1,248,581
1,070,752	Qisda Corp.	1,183,640
57,848	RichWave Technology Corp.	1,005,917
444,522	Ruentex Development Co., Ltd.	903,004
460,138	Ruentex Industries Ltd.	1,451,633
838,247	Shinkong Synthetic Fibers Corp.	684,437
27,778	Sinbon Electronics Co., Ltd.	273,169
30,692	Sitronix Technology Corp.	344,786
500,661	Standard Foods Corp.	972,122
977,955	Sunplus Technology Co., Ltd.	1,114,404
410,329	Taiwan Mask Corp.	1,231,171
214,672	TXC Corp.	970,791
287,633	USI Corp.	382,994
275,218	Via Technologies, Inc.	559,079
89,449	Wah Lee Industrial Corp.	264,214
772,062	Walsin Lihwa Corp.	811,895
266,233	Wan Hai Lines Ltd.	3,067,233
248,633	Winbond Electronics Corp.	310,986
595,355	Yang Ming Marine Transport Corp. (b)	3,899,589
Shares	Description	Value

	Taiwan (Continued)
465,689	YFY Inc.	$763,822
		45,278,493
	Thailand – 5.7%
3,919,100	AP Thailand PCL	1,021,045
311,800	Bangchak Corp. PCL	240,295
263,000	Bangkok Life Assurance PCL	240,023
33,600	Bangkok Life Assurance PCL	30,665
502,200	Com7 PCL	1,092,931
803,791	Dohome PCL	633,252
2,147,600	Gunkul Engineering PCL	316,277
376,100	Jay Mart PCL	398,983
1,397,300	Polyplex Thailand PCL	1,133,535
276,500	RS PCL	197,562
10	Siam Global House PCL	6
508,700	Sino-Thai Engineering & Construction PCL	215,860
859,000	Sri Trang Agro-Industry PCL	1,085,476
1,349,600	Synnex Thailand PCL	1,105,367
422,600	Thanachart Capital PCL	454,905
1,245,100	Thoresen Thai Agencies PCL	656,542
7,335,700	TPI Polene Power PCL	1,011,663
		9,834,387
	Turkey – 8.8%
907,238	Akbank T.A.S.	550,173
393,976	Aksa Akrilik Kimya Sanayii A.S.	677,837
190,751	Arcelik A.S.	652,870
142,305	Aselsan Elektronik Sanayi Ve Ticaret A.S.	240,587
348,191	Bera Holding A.S. (b)	480,291
3,293,300	Dogan Sirketler Grubu Holding A.S.	1,074,221
494,761	Haci Omer Sabanci Holding A.S.	505,174
1,001,123	Hektas Ticaret TAS	870,417
1,502,448	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (b)	1,150,984
457,524	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)	743,031
108,726	Nuh Cimento Sanayi A.S.	502,749
17,591	Otokar Otomotiv Ve Savunma Sanayi A.S.	561,667
739,992	Petkim Petrokimya Holding A.S. (b)	444,501
313,782	Turk Telekomunikasyon A.S.	239,299
51,458	Turk Traktor ve Ziraat Makineleri A.S.	999,994
568,464	Turkcell Iletisim Hizmetleri A.S.	1,051,170
636,018	Turkiye Garanti Bankasi A.S.	606,305
984,941	Turkiye Halk Bankasi A.S. (b)	571,275
882,765	Turkiye Is Bankasi A.S., Class C	517,082
292,234	Turkiye Sise ve Cam Fabrikalari A.S.	256,430

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
1,844,625	Turkiye Vakiflar Bankasi TAO, Class D (b)	$741,515
101,018	Ulker Biskuvi Sanayi A.S.	240,631
283,660	Vestel Elektronik Sanayi ve Ticaret A.S. (b)	987,153
1,934,066	Yapi ve Kredi Bankasi A.S.	479,810
		15,145,166
	Total Common Stocks	171,553,468
	(Cost $148,026,708)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (b)	1
	Thailand – 0.0%
47,160	RS PCL, expiring 5/24/24 (b) (e)	6,356
	Total Warrants	6,357
	(Cost $0)
RIGHTS (a) – 0.0%
	Cayman Islands – 0.0%
44,996	China SCE Group Holdings Ltd., expiring 7/1/21 (b) (d) (e)	0
	(Cost $0)
MONEY MARKET FUNDS – 2.2%
3,725,751	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (i) (j)	3,725,751
	(Cost $3,725,751)
	Total Investments – 101.5%	175,285,576
	(Cost $151,752,459) (k)
	Net Other Assets and Liabilities – (1.5)%	(2,578,269)
	Net Assets – 100.0%	$172,707,307

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,507,143 and the total value of the collateral held by the Fund is $3,725,751.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2021, securities noted as such are valued at $2,090,987 or 1.2% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of June 30, 2021.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,409,760 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,876,643. The net unrealized appreciation was $23,533,117.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 24,376,194	$ 22,285,207	$ 2,090,987	$ —**
Thailand	9,834,387	—	9,834,387	—
Other Country Categories*	137,342,887	137,342,887	—	—
Warrants*	6,357	6,357	—	—
Rights*	—**	—	—**	—
Money Market Funds	3,725,751	3,725,751	—	—
Total Investments	$ 175,285,576	$ 163,360,202	$ 11,925,374	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$3,507,143
Non-cash Collateral (2)	(3,507,143)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	26.2%
Hong Kong Dollar	25.4
Brazilian Real	14.1
Turkish Lira	8.6
Thai Baht	5.6
South African Rand	5.0
United States Dollar	2.7
Indonesian Rupiah	2.5
Polish Zloty	2.0
Malaysian Ringgit	1.9
Indian Rupee	1.6
Mexican Peso	1.6
Russian Ruble	1.3
Chilean Peso	1.3
Philippine Peso	0.1
Colombian Peso	0.1
Total	100.0%
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Austria – 5.0%
1,318	ANDRITZ AG	$74,046
1,148	BAWAG Group AG (b) (c)	61,093
5,242	Erste Group Bank AG	192,314
4,673	OMV AG	265,802
10,793	Raiffeisen Bank International AG	244,438
37,602	Telekom Austria AG	321,023
5,722	voestalpine AG	232,992
		1,391,708
	Belgium – 6.7%
745	Ackermans & van Haaren N.V.	125,794
1,960	Ageas S.A./N.V.	108,766
2,421	D’ieteren Group	292,811
538	Elia Group S.A./N.V.	56,776
2,981	Etablissements Franz Colruyt N.V.	166,697
573	Groupe Bruxelles Lambert S.A.	64,098
13,615	Proximus S.A.D.P.	262,986
876	Sofina S.A.	377,885
1,246	UCB S.A.	130,252
4,469	Umicore S.A.	272,905
		1,858,970
	Finland – 4.8%
11,102	Fortum OYJ	306,199
5,813	Kesko OYJ, Class B	214,710
9,089	Kojamo OYJ	207,678
5,317	Metso Outotec OYJ	61,760
9,532	Stora Enso OYJ, Class R	173,890
8,149	Valmet OYJ	355,393
		1,319,630
	France – 20.2%
741	Amundi S.A. (b) (c)	65,327
978	Arkema S.A.	122,692
3,799	Atos SE	231,089
4,417	AXA S.A.	112,003
2,922	BNP Paribas S.A.	183,182
49,089	Bollore S.A.	263,097
5,912	Bouygues S.A.	218,647
1,393	Capgemini SE	267,584
9,816	Carrefour S.A.	193,038
4,017	Cie de Saint-Gobain	264,546
1,188	Cie Generale des Etablissements Michelin SCA	189,466
3,235	Cie Plastic Omnium S.A.	101,038
13,116	CNP Assurances	223,176
8,187	Credit Agricole S.A.	114,687
1,184	Eiffage S.A.	120,457
17,670	Electricite de France S.A. (d)	241,369
4,175	Engie S.A.	57,198
1,559	Iliad S.A. (d)	228,115
2,763	Ipsen S.A.	287,391
24,316	Orange S.A.	277,226
4,856	Publicis Groupe S.A.	310,587
Shares	Description	Value

	France (Continued)
2,737	Renault S.A. (e)	$110,619
14,952	Rexel S.A.	312,746
3,753	Rubis SCA	166,835
2,999	Sanofi	314,214
144	Sartorius Stedim Biotech	68,111
5,210	SCOR SE (d) (e)	165,687
9,059	Societe Generale S.A.	267,039
580	SOITEC (e)	127,850
		5,605,016
	Germany – 24.8%
6,325	1&1 AG	193,497
466	Allianz SE	116,203
1,427	BASF SE	112,421
2,856	Bayerische Motoren Werke AG	302,448
2,083	Brenntag SE	193,691
1,763	Covestro AG (b) (c)	113,847
3,324	Daimler AG	296,790
9,921	Deutsche Bank AG (e)	129,237
3,245	Deutsche Post AG	220,707
8,830	Deutsche Telekom AG	186,495
6,352	Deutsche Wohnen SE	388,495
1,676	Evonik Industries AG	56,201
3,223	Fresenius Medical Care AG & Co., KGaA	267,670
5,322	Fresenius SE & Co., KGaA	277,633
1,446	GEA Group AG	58,571
324	Hannover Rueck SE	54,208
2,610	HeidelbergCement AG	223,878
795	HelloFresh SE (e)	77,280
5,591	Infineon Technologies AG	224,211
3,698	Jungheinrich AG (Preference Shares)	180,746
4,020	LANXESS AG	275,611
2,253	LEG Immobilien SE	324,453
192	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,579
2,795	Porsche Automobil Holding SE (Preference Shares)	299,468
14,493	ProSiebenSat.1 Media SE	288,280
4,537	RWE AG	164,405
238	Sartorius AG (Preference Shares)	123,890
6,667	Schaeffler AG (Preference Shares)	61,504
2,795	Talanx AG	114,273
101,074	Telefonica Deutschland Holding AG	266,663
22,195	thyssenkrupp AG (e)	231,333
4,910	Uniper SE	180,832
4,433	United Internet AG	181,242
1,059	Volkswagen AG (Preference Shares)	265,206
3,629	Vonovia SE	234,604

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
833	Wacker Chemie AG	$128,454
		6,867,026
	Greece – 0.7%
11,083	Hellenic Telecommunications Organization S.A.	185,955
	Ireland – 3.2%
90,164	AIB Group PLC (e)	232,320
47,789	Bank of Ireland Group PLC (e)	255,960
2,556	CRH PLC	128,808
7,952	Glanbia PLC	129,084
2,517	Smurfit Kappa Group PLC	136,542
		882,714
	Italy – 11.8%
130,250	A2A S.p.A.	266,261
8,134	ACEA S.p.A.	187,979
11,849	Assicurazioni Generali S.p.A.	237,514
6,278	Banca Mediolanum S.p.A.	61,072
103,772	Banco BPM S.p.A.	333,828
11,398	Buzzi Unicem S.p.A	302,335
4,402	De’ Longhi S.p.A.	191,771
61,857	Hera S.p.A.	255,541
43,746	Intesa Sanpaolo S.p.A.	120,835
27,391	Italgas S.p.A.	179,024
29,280	Leonardo S.p.A. (e)	236,504
16,033	Mediobanca Banca di Credito Finanziario S.p.A. (e)	187,260
13,986	Poste Italiane S.p.A. (b) (c)	184,911
468	Reply S.p.A.	76,913
21,378	Snam S.p.A.	123,576
547,886	Telecom Italia S.p.A.	272,141
7,850	Terna S.p.A	58,492
		3,275,957
	Luxembourg – 3.2%
10,259	ArcelorMittal S.A.	314,455
16,651	Aroundtown S.A.	129,915
1,240	Eurofins Scientific SE (e)	141,740
9,464	Grand City Properties S.A.	255,636
5,258	Tenaris S.A.	57,309
		899,055
	Netherlands – 11.6%
2,340	Aalberts N.V.	125,747
4,878	ABN AMRO Bank N.V. (b) (c) (e)	58,951
49,913	Aegon N.V.	207,086
815	ASM International N.V.	267,689
391	ASML Holding N.V.	268,626
3,968	ASR Nederland N.V.	153,338
3,537	BE Semiconductor Industries N.V.	300,039
702	EXOR N.V.	56,237
Shares	Description	Value

	Netherlands (Continued)
24,222	ING Groep N.V.	$319,955
6,384	Koninklijke Ahold Delhaize N.V.	189,776
17,463	Koninklijke KPN N.V.	54,542
3,572	Koninklijke Vopak N.V.	162,220
4,849	NN Group N.V.	228,723
13,711	OCI N.V. (e)	333,610
1,685	Randstad N.V.	128,870
5,907	Signify N.V. (b) (c)	373,605
		3,229,014
	Portugal – 0.2%
10,377	EDP - Energias de Portugal S.A.	55,001
	Spain – 6.3%
354	Acciona S.A.	53,435
5,365	ACS Actividades de Construccion y Servicios S.A.	143,707
11,418	Banco Bilbao Vizcaya Argentaria S.A.	70,781
17,445	Banco Santander S.A.	66,597
34,770	Bankinter S.A.	174,768
38,300	CaixaBank S.A.	117,804
13,644	Enagas S.A.	315,235
4,480	Endesa S.A. (d)	108,687
5,946	Grupo Catalana Occidente S.A.	229,493
4,601	Iberdrola S.A.	56,084
56,911	Mapfre S.A.	120,287
10,040	Red Electrica Corp. S.A. (d)	186,372
4,786	Repsol S.A.	59,894
1,531	Siemens Gamesa Renewable Energy S.A.	51,121
		1,754,265
	Total Common Stocks	27,324,311
	(Cost $24,277,793)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Belgium – 0.5%
3,587	Warehouses De Pauw CVA	136,956
	France – 0.2%
692	Covivio	59,177
	Multinational – 0.2%
739	Unibail-Rodamco-Westfield (e)	63,959
	Total Real Estate Investment Trusts	260,092
	(Cost $215,545)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 3.3%
899,311	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	$899,311
	(Cost $899,311)
	Total Investments – 102.7%	28,483,714
	(Cost $25,392,649) (h)
	Net Other Assets and Liabilities – (2.7)%	(740,922)
	Net Assets – 100.0%	$27,742,792

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $840,505 and the total value of the collateral held by the Fund is $899,311.
(e)	Non-income producing security.
(f)	Rate shown reflects yield as of June 30, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,653,432 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $562,367. The net unrealized appreciation was $3,091,065.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,324,311	$ 27,324,311	$ —	$ —
Real Estate Investment Trusts*	260,092	260,092	—	—
Money Market Funds	899,311	899,311	—	—
Total Investments	$ 28,483,714	$ 28,483,714	$—	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$840,505
Non-cash Collateral (2)	(840,505)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2021 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 22,492,486	$ 480,986,240	$ 11,072,687	$ 12,434,599
Cash	12,807	509,023	12,697	815,387
Foreign currency	1,821	—	7,135	7,760
Receivables:
Dividends	46,114	1,134,578	50,259	87,726
Fund shares sold	—	—	—	—
Dividend reclaims	—	2,080,018	—	—
Securities lending income	2,539	26,180	—	—
Interest	—	—	—	—
Investment securities sold	—	31,977	—	—
Miscellaneous	—	—	—	—
Total Assets	22,555,767	484,768,016	11,142,778	13,345,472
LIABILITIES:
Due to custodian	—	—	—	—
Due to custodian foreign currency	—	24,561	—	—
Payables:
Collateral for securities on loan	660,964	15,534,480	—	—
Investment advisory fees	14,516	322,154	7,471	5,668
Investment securities purchased	—	—	—	730,299
Deferred foreign capital gains tax	—	—	—	—
Other liabilities	—	—	—	—
Total Liabilities	675,480	15,881,195	7,471	735,967
NET ASSETS	$21,880,287	$468,886,821	$11,135,307	$12,609,505
NET ASSETS consist of:
Paid-in capital	$ 30,405,569	$ 542,615,835	$ 49,857,755	$ 37,533,865
Par value	6,000	110,500	5,500	8,500
Accumulated distributable earnings (loss)	(8,531,282)	(73,839,514)	(38,727,948)	(24,932,860)
NET ASSETS	$21,880,287	$468,886,821	$11,135,307	$12,609,505
NET ASSET VALUE, per share	$36.47	$42.43	$20.25	$14.83
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	600,002	11,050,002	550,002	850,002
Investments, at cost	$18,026,502	$433,920,237	$8,663,960	$10,025,302
Foreign currency, at cost (proceeds)	$1,821	$(24,650)	$7,055	$7,692
Securities on loan, at value	$629,668	$14,630,566	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$ 16,936,539	$ 38,413,705	$ 398,971,038	$ 557,346,409	$ 117,596,032
—	4,540	60,611	—	43,968
12,054	66,573	195,025	1,876,759	—

260,067	13,432	630,900	5,465,188	73,157
—	—	—	8,384,244	—
—	1,966	764,417	115,164	85,616
1,680	—	21,903	9,025	681
—	—	—	—	—
—	—	35	—	—
—	—	—	198,767	—
17,210,340	38,500,216	400,643,929	573,395,556	117,799,454

49,798	—	—	948,961	—
—	—	—	—	99,364

1,343,264	—	9,693,447	7,444,994	3,847,504
10,362	25,806	264,759	362,322	77,564
—	—	—	8,266,831	—
—	—	—	735,594	—
—	—	—	—	—
1,403,424	25,806	9,958,206	17,758,702	4,024,432
$ 15,806,916	$ 38,474,410	$ 390,685,723	$ 555,636,854	$ 113,775,022

$ 20,230,776	$ 88,383,331	$ 617,126,840	$ 652,731,067	$ 126,309,362
5,000	7,500	62,364	198,000	20,000
(4,428,860)	(49,916,421)	(226,503,481)	(97,292,213)	(12,554,340)
$ 15,806,916	$ 38,474,410	$ 390,685,723	$ 555,636,854	$ 113,775,022
$31.61	$51.30	$62.65	$28.06	$56.89
500,002	750,002	6,236,412	19,800,002	2,000,002
$15,788,477	$38,146,148	$352,918,815	$475,654,706	$100,918,538
$12,052	$66,661	$195,207	$1,876,089	$(99,377)
$1,277,276	$—	$9,205,847	$7,071,096	$3,575,366
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2021 (Unaudited)
	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
ASSETS:
Investments, at value	$ 28,026,774	$ 77,595,117	$ 104,866,802	$ 9,517,055
Cash	186,053	10,292	55,428	6,119
Foreign currency	17,907	3,921	—	11,051
Receivables:
Dividends	117,978	127,589	56,883	16,171
Fund shares sold	—	—	—	—
Dividend reclaims	7,304	—	1,637,196	10,371
Securities lending income	—	—	—	40
Interest	—	46	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	—	—
Total Assets	28,356,016	77,736,965	106,616,309	9,560,807
LIABILITIES:
Due to custodian	—	—	—	—
Due to custodian foreign currency	—	—	—	—
Payables:
Collateral for securities on loan	—	—	—	32,345
Investment advisory fees	19,264	50,978	76,108	6,323
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	1,264,616	—	—
Other liabilities	—	—	—	—
Total Liabilities	19,264	1,315,594	76,108	38,668
NET ASSETS	$28,336,752	$76,421,371	$106,540,201	$9,522,139
NET ASSETS consist of:
Paid-in capital	$ 62,318,440	$ 71,849,206	$ 119,203,723	$ 11,139,999
Par value	6,500	17,000	16,000	2,000
Accumulated distributable earnings (loss)	(33,988,188)	4,555,165	(12,679,522)	(1,619,860)
NET ASSETS	$28,336,752	$76,421,371	$106,540,201	$9,522,139
NET ASSET VALUE, per share	$43.59	$44.95	$66.59	$47.61
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	1,700,002	1,600,002	200,002
Investments, at cost	$23,079,913	$70,374,487	$87,220,189	$8,660,423
Foreign currency, at cost (proceeds)	$17,982	$3,928	$—	$11,062
Securities on loan, at value	$—	$—	$—	$30,684

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 175,285,576	$ 28,483,714
108,732	11,884
93,426	—

1,163,841	76,293
—	—
6,095	111,353
18,145	1,373
—	—
—	—
—	—
176,675,815	28,684,617

—	—
—	23,434

3,725,751	899,311
103,804	19,080
—	—
126,572	—
12,381	—
3,968,508	941,825
$ 172,707,307	$ 27,742,792

$ 177,765,660	$ 40,189,189
37,000	6,000
(5,095,353)	(12,452,397)
$ 172,707,307	$ 27,742,792
$46.68	$46.24
3,700,002	600,002
$151,752,459	$25,392,649
$93,358	$(23,538)
$3,507,143	$840,505
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 264,007	$ 10,171,466	$ 215,011	$ 214,443
Interest	—	—	—	—
Securities lending income (net of fees)	4,199	196,002	—	—
Foreign withholding tax	(6,247)	(509,262)	(12,892)	(5,873)
Other	67	—	2	10
Total investment income	262,026	9,858,206	202,121	208,580
EXPENSES:
Investment advisory fees	81,834	1,910,055	46,693	34,726
Excise tax expense	—	—	—	—
Total expenses	81,834	1,910,055	46,693	34,726
NET INVESTMENT INCOME (LOSS)	180,192	7,948,151	155,428	173,854
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,933,340	3,770,988	1,140,950	11,433
In-kind redemptions	—	60,693,575	328,269	16,677
Foreign currency transactions	(10,123)	(74,650)	(1,581)	9,304
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	1,923,217	64,389,913	1,467,638	37,414
Net change in unrealized appreciation (depreciation) on:
Investments	589,420	(13,255,894)	(1,202,400)	746,360
Foreign currency translation	(997)	(95,932)	2,343	408
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	588,423	(13,351,826)	(1,200,057)	746,768
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,511,640	51,038,087	267,581	784,182
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,691,832	$ 58,986,238	$ 423,009	$ 958,036

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$389,768	$507,119	$5,865,585	$11,811,839	$1,616,994
—	—	—	—	—
14,944	836	93,528	125,932	41,333
(26,944)	(49,379)	(476,025)	(936,180)	(194,511)
—	—	103	3	—
377,768	458,576	5,483,191	11,001,594	1,463,816

57,512	157,611	1,520,798	2,049,588	421,344
—	—	—	—	—
57,512	157,611	1,520,798	2,049,588	421,344
320,256	300,965	3,962,393	8,952,006	1,042,472

768,843	40,483	41,647,312	26,623,895	6,045,923
296,698	265,480	905,566	3,525,874	1,274,838
(1,106)	(4,824)	(48,134)	85,430	1,872
—	—	—	1,380	—
1,064,435	301,139	42,504,744	30,236,579	7,322,633

43,182	(223,282)	(5,002,556)	17,480,010	3,027,750
(32)	(511)	(40,323)	(8,554)	(4,277)
—	—	—	(726,359)	—
43,150	(223,793)	(5,042,879)	16,745,097	3,023,473
1,107,585	77,346	37,461,865	46,981,676	10,346,106
$1,427,841	$378,311	$41,424,258	$55,933,682	$11,388,578
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)
	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
INVESTMENT INCOME:
Dividends	$ 532,072	$ 256,381	$ 2,387,191	$ 114,269
Interest	—	344	—	—
Securities lending income (net of fees)	—	—	—	582
Foreign withholding tax	(2,923)	(58,121)	(272,386)	(11,796)
Other	—	—	—	366
Total investment income	529,149	198,604	2,114,805	103,421
EXPENSES:
Investment advisory fees	92,593	129,555	423,087	36,560
Excise tax expense	—	27	—	—
Total expenses	92,593	129,582	423,087	36,560
NET INVESTMENT INCOME (LOSS)	436,556	69,022	1,691,718	66,861
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,132,150	(112,304)	2,567,787	151,074
In-kind redemptions	—	—	1,913,867	1,324,395
Foreign currency transactions	2,447	294,016	50,420	1,228
Foreign capital gains tax	—	3,424	—	—
Net realized gain (loss)	1,134,597	185,136	4,532,074	1,476,697
Net change in unrealized appreciation (depreciation) on:
Investments	1,596,982	6,554,631	4,551,714	(406,665)
Foreign currency translation	(2,765)	20,795	(146,586)	(634)
Deferred foreign capital gains tax	—	(1,198,296)	—	—
Net change in unrealized appreciation (depreciation)	1,594,217	5,377,130	4,405,128	(407,299)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,728,814	5,562,266	8,937,202	1,069,398
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,165,370	$ 5,631,288	$ 10,628,920	$ 1,136,259

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$2,830,654	$656,844
—	—
98,458	13,763
(178,024)	(84,721)
—	—
2,751,088	585,886

593,800	108,594
—	—
593,800	108,594
2,157,288	477,292

22,132,427	2,070,111
4,392,627	456,280
1,931	(572)
(5,965)	—
26,521,020	2,525,819

(6,423,536)	(58,020)
9,495	(4,125)
(126,573)	—
(6,540,614)	(62,145)
19,980,406	2,463,674
$22,137,694	$2,940,966
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020
OPERATIONS:
Net investment income (loss)	$ 180,192	$ 362,054	$ 7,948,151	$ 5,061,628
Net realized gain (loss)	1,923,217	(1,338,014)	64,389,913	(29,129,145)
Net change in unrealized appreciation (depreciation)	588,423	2,664,600	(13,351,826)	20,204,709
Net increase (decrease) in net assets resulting from operations	2,691,832	1,688,640	58,986,238	(3,862,808)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(266,281)	(287,331)	(8,666,387)	(10,100,757)
Return of capital	—	—	—	—
Total distributions to shareholders	(266,281)	(287,331)	(8,666,387)	(10,100,757)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,719,139	—	206,156,822	57,240,311
Proceeds from shares issued through reorganization	—	—	—	—
Cost of shares redeemed	—	(3,663,141)	(230,355,045)	(112,401,189)
Net increase (decrease) in net assets resulting from shareholder transactions	1,719,139	(3,663,141)	(24,198,223)	(55,160,878)
Total increase (decrease) in net assets	4,144,690	(2,261,832)	26,121,628	(69,124,443)
NET ASSETS:
Beginning of period	17,735,597	19,997,429	442,765,193	511,889,636
End of period	$ 21,880,287	$ 17,735,597	$ 468,886,821	$ 442,765,193
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	700,002	11,500,002	13,600,002
Shares sold	50,000	—	5,000,000	1,650,000
Shares issued through reorganization	—	—	—	—
Shares redeemed	—	(150,000)	(5,450,000)	(3,750,000)
Shares outstanding, end of period	600,002	550,002	11,050,002	11,500,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020

$ 155,428	$ 299,989	$ 173,854	$ 228,364	$ 320,256	$ 2,201,444
1,467,638	(39,489,811)	37,414	(26,312,654)	1,064,435	12,280,775
(1,200,057)	(12,199,579)	746,768	(27,080,619)	43,150	835,270
423,009	(51,389,401)	958,036	(53,164,909)	1,427,841	15,317,489

(132,876)	(370,400)	(163,791)	(909,571)	(155,751)	(2,184,797)
—	(211,686)	—	(202,915)	—	—
(132,876)	(582,086)	(163,791)	(1,112,486)	(155,751)	(2,184,797)

910,435	1,008,224	10,797,994	7,293,654	4,467,537	68,288,075
—	—	—	—	—	—
(3,664,631)	(66,900,136)	(8,355,795)	(60,017,388)	(3,053,270)	(77,703,185)
(2,754,196)	(65,891,912)	2,442,199	(52,723,734)	1,414,267	(9,415,110)
(2,464,063)	(117,863,399)	3,236,444	(107,001,129)	2,686,357	3,717,582

13,599,370	131,462,769	9,373,061	116,374,190	13,120,559	9,402,977
$11,135,307	$ 13,599,370	$ 12,609,505	$ 9,373,061	$ 15,806,916	$ 13,120,559

700,002	5,800,002	700,002	6,750,002	450,002	350,002
50,000	50,000	750,000	450,000	150,000	2,950,000
—	—	—	—	—	—
(200,000)	(5,150,000)	(600,000)	(6,500,000)	(100,000)	(2,850,000)
550,002	700,002	850,002	700,002	500,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020
OPERATIONS:
Net investment income (loss)	$ 300,965	$ 567,298	$ 3,962,393	$ 6,061,037
Net realized gain (loss)	301,139	(3,792,828)	42,504,744	(59,022,279)
Net change in unrealized appreciation (depreciation)	(223,793)	1,248,303	(5,042,879)	10,476,029
Net increase (decrease) in net assets resulting from operations	378,311	(1,977,227)	41,424,258	(42,485,213)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(394,501)	(529,021)	(5,264,779)	(9,436,349)
Return of capital	—	—	—	—
Total distributions to shareholders	(394,501)	(529,021)	(5,264,779)	(9,436,349)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	13,268,365	—	23,495,190
Proceeds from shares issued through reorganization	—	—	—	11,344,484
Cost of shares redeemed	(2,644,966)	(46,273,600)	(5,891,813)	(314,385,914)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,644,966)	(33,005,235)	(5,891,813)	(279,546,240)
Total increase (decrease) in net assets	(2,661,156)	(35,511,483)	30,267,666	(331,467,802)
NET ASSETS:
Beginning of period	41,135,566	76,647,049	360,418,057	691,885,859
End of period	$ 38,474,410	$ 41,135,566	$ 390,685,723	$ 360,418,057
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,002	1,500,002	6,336,412	12,402,000
Shares sold	—	300,000	—	500,000
Shares issued through reorganization	—	—	—	234,600
Shares redeemed	(50,000)	(1,000,000)	(100,000)	(6,800,188)
Shares outstanding, end of period	750,002	800,002	6,236,412	6,336,412

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)
Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020

$ 8,952,006	$ 11,786,154	$ 1,042,472	$ 1,290,948	$ 436,556	$ 271,861
30,236,579	(65,093,980)	7,322,633	(5,187,212)	1,134,597	(2,059,059)
16,745,097	(5,767,241)	3,023,473	3,871,611	1,594,217	1,699,474
55,933,682	(59,075,067)	11,388,578	(24,653)	3,165,370	(87,724)

(5,931,151)	(12,940,776)	(1,077,001)	(1,287,032)	(427,041)	(269,856)
—	—	—	—	—	—
(5,931,151)	(12,940,776)	(1,077,001)	(1,287,032)	(427,041)	(269,856)

79,465,028	28,748,589	13,472,610	12,394,139	6,568,373	2,469,261
—	—	—	—	—	—
(15,541,312)	(159,637,004)	(5,389,685)	(59,963,132)	—	(1,525,272)
63,923,716	(130,888,415)	8,082,925	(47,568,993)	6,568,373	943,989
113,926,247	(202,904,258)	18,394,502	(48,880,678)	9,306,702	586,409

441,710,607	644,614,865	95,380,520	144,261,198	19,030,050	18,443,641
$555,636,854	$ 441,710,607	$ 113,775,022	$ 95,380,520	$ 28,336,752	$ 19,030,050

17,450,002	24,450,002	1,850,002	3,250,002	500,002	450,002
2,950,000	1,100,000	250,000	250,000	150,000	100,000
—	—	—	—	—	—
(600,000)	(8,100,000)	(100,000)	(1,650,000)	—	(50,000)
19,800,002	17,450,002	2,000,002	1,850,002	650,002	500,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020
OPERATIONS:
Net investment income (loss)	$ 69,022	$ 29,988	$ 1,691,718	$ 1,471,306
Net realized gain (loss)	185,136	(458,906)	4,532,074	(594,435)
Net change in unrealized appreciation (depreciation)	5,377,130	809,049	4,405,128	(1,982,992)
Net increase (decrease) in net assets resulting from operations	5,631,288	380,131	10,628,920	(1,106,121)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(44,750)	(23,250)	(999,941)	(1,542,537)
Return of capital	—	—	—	—
Total distributions to shareholders	(44,750)	(23,250)	(999,941)	(1,542,537)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	66,952,062	—	6,345,850	38,930,895
Proceeds from shares issued through reorganization	—	—	—	—
Cost of shares redeemed	—	—	(6,788,249)	(87,739,709)
Net increase (decrease) in net assets resulting from shareholder transactions	66,952,062	—	(442,399)	(48,808,814)
Total increase (decrease) in net assets	72,538,600	356,881	9,186,580	(51,457,472)
NET ASSETS:
Beginning of period	3,882,771	3,525,890	97,353,621	148,811,093
End of period	$ 76,421,371	$ 3,882,771	$ 106,540,201	$ 97,353,621
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,002	100,002	1,600,002	2,750,002
Shares sold	1,600,000	—	100,000	700,000
Shares issued through reorganization	—	—	—	—
Shares redeemed	—	—	(100,000)	(1,850,000)
Shares outstanding, end of period	1,700,002	100,002	1,600,002	1,600,002

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)		First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (Unaudited)	Year Ended 12/31/2020

$ 66,861	$ 97,852	$ 2,157,288	$ 3,383,287	$ 477,292	$ 428,200
1,476,697	(128,785)	26,521,020	(16,102,640)	2,525,819	(4,815,016)
(407,299)	640,380	(6,540,614)	13,853,642	(62,145)	1,694,089
1,136,259	609,447	22,137,694	1,134,289	2,940,966	(2,692,727)

(123,561)	(171,922)	(3,213,487)	(5,008,472)	(402,361)	(459,891)
—	—	—	—	—	—
(123,561)	(171,922)	(3,213,487)	(5,008,472)	(402,361)	(459,891)

4,633,883	—	25,706,562	35,128,829	—	—
—	—	—	—	—	—
(4,668,214)	(1,651,366)	(24,504,552)	(41,677,798)	(2,158,553)	(22,629,210)
(34,331)	(1,651,366)	1,202,010	(6,548,969)	(2,158,553)	(22,629,210)
978,367	(1,213,841)	20,126,217	(10,423,152)	380,052	(25,781,828)

8,543,772	9,757,613	152,581,090	163,004,242	27,362,740	53,144,568
$9,522,139	$ 8,543,772	$ 172,707,307	$ 152,581,090	$ 27,742,792	$ 27,362,740

200,002	250,002	3,700,002	4,150,002	650,002	1,300,002
100,000	—	550,000	1,000,000	—	—
—	—	—	—	—	—
(100,000)	(50,000)	(550,000)	(1,450,000)	(50,000)	(650,000)
200,002	200,002	3,700,002	3,700,002	600,002	650,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 32.25	$ 28.57	$ 27.65	$ 35.73	$ 27.16	$ 27.72
Income from investment operations:
Net investment income (loss)	0.30	0.58	0.63	0.40	0.93	0.48
Net realized and unrealized gain (loss)	4.36	3.61	1.40	(7.72)	8.76	(0.38)
Total from investment operations	4.66	4.19	2.03	(7.32)	9.69	0.10
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.51)	(1.09)	(0.69)	(1.12)	(0.66)
Return of capital	—	—	(0.02)	(0.07)	—	—
Total distributions	(0.44)	(0.51)	(1.11)	(0.76)	(1.12)	(0.66)
Net asset value, end of period	$36.47	$32.25	$28.57	$27.65	$35.73	$27.16
Total return (a)	14.52%	14.89%	7.35%	(20.71)%	35.93%	0.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 21,880	$ 17,736	$ 19,997	$ 30,419	$ 58,959	$ 32,593
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.76% (b)	2.33%	2.64%	1.68%	2.95%	1.68%
Portfolio turnover rate (c)	44%	103%	101%	88%	94%	96%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 38.50	$ 37.64	$ 31.11	$ 39.07	$ 29.32	$ 29.61
Income from investment operations:
Net investment income (loss)	0.70	0.42	0.87	0.84	0.49	0.53
Net realized and unrealized gain (loss)	4.00	1.32	6.65	(7.99)	9.90	(0.20)
Total from investment operations	4.70	1.74	7.52	(7.15)	10.39	0.33
Distributions paid to shareholders from:
Net investment income	(0.77)	(0.88)	(0.99)	(0.81)	(0.64)	(0.62)
Net asset value, end of period	$42.43	$38.50	$37.64	$31.11	$39.07	$29.32
Total return (a)	12.23%	4.95%	24.38%	(18.67)%	35.67%	1.24%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 468,887	$ 442,765	$ 511,890	$ 592,586	$ 707,087	$ 249,188
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.33% (b)	1.32%	2.49%	2.30%	1.39%	2.03%
Portfolio turnover rate (c)	58%	109%	102%	99%	100%	103%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 19.43	$ 22.67	$ 18.33	$ 20.43	$ 18.74	$ 13.28
Income from investment operations:
Net investment income (loss)	0.28	0.52	0.48	0.52	1.56	0.31
Net realized and unrealized gain (loss)	0.78	(3.44)	4.29	(2.06)	2.23	5.35
Total from investment operations	1.06	(2.92)	4.77	(1.54)	3.79	5.66
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.20)	(0.43)	(0.51)	(2.10)	(0.20)
Return of capital	—	(0.12)	—	(0.05)	—	—
Total distributions	(0.24)	(0.32)	(0.43)	(0.56)	(2.10)	(0.20)
Net asset value, end of period	$20.25	$19.43	$22.67	$18.33	$20.43	$18.74
Total return (a)	5.47%	(12.32)%	26.26%	(7.50)%	20.50%	42.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 11,135	$ 13,599	$ 131,463	$ 17,418	$ 17,363	$ 106,805
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.82% (c)	0.80%
Ratio of net investment income (loss) to average net assets	2.66% (b)	0.81%	2.02%	2.46%	3.02%	1.62%
Portfolio turnover rate (d)	53%	34%	165%	158%	187%	186%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 13.39	$ 17.24	$ 13.38	$ 15.51	$ 13.93	$ 8.87
Income from investment operations:
Net investment income (loss)	0.31	0.09	0.35	0.55	2.46	0.34
Net realized and unrealized gain (loss)	1.43	(3.60)	5.08	(0.97)	1.06	4.95
Total from investment operations	1.74	(3.51)	5.43	(0.42)	3.52	5.29
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.28)	(1.57)	(0.54)	(1.77)	(0.23)
Net realized gain	—	—	—	(1.17)	(0.17)	—
Return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.30)	(0.34)	(1.57)	(1.71)	(1.94)	(0.23)
Net asset value, end of period	$14.83	$13.39	$17.24	$13.38	$15.51	$13.93
Total return (a)	13.09%	(19.48)%	41.06%	(1.17)%	25.91%	59.89% (b)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,610	$ 9,373	$ 116,374	$ 129,081	$ 9,308	$ 100,299
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.84% (d)	0.80%
Ratio of net investment income (loss) to average net assets	4.01% (c)	0.72%	2.15%	6.84%	3.19%	2.34%
Portfolio turnover rate (e)	128%	154%	90%	128%	159%	111%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $69,112, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 29.16	$ 26.87	$ 23.81	$ 29.77	$ 19.28	$ 20.78
Income from investment operations:
Net investment income (loss)	0.63	1.22	1.03	0.84	0.47	0.42
Net realized and unrealized gain (loss)	2.13	2.26	3.03	(6.07)	10.70	(1.44)
Total from investment operations	2.76	3.48	4.06	(5.23)	11.17	(1.02)
Distributions paid to shareholders from:
Net investment income	(0.31)	(1.19)	(1.00)	(0.73)	(0.68)	(0.48)
Net asset value, end of period	$31.61	$29.16	$26.87	$23.81	$29.77	$19.28
Total return (a)	9.48%	13.58%	17.34%	(17.87)%	58.35%	(4.96)% (b)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,807	$ 13,121	$ 9,403	$ 7,142	$ 7,443	$ 3,856
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.45% (c)	5.16%	4.21%	2.90%	1.69%	2.07%
Portfolio turnover rate (d)	74%	83%	111%	97%	69%	197%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $9,330, which represents less than $0.03 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 51.42	$ 51.10	$ 48.55	$ 59.80	$ 47.85	$ 47.18
Income from investment operations:
Net investment income (loss)	0.41	0.49	1.12	0.79	0.64	0.48
Net realized and unrealized gain (loss)	0.00 (a)	0.34	2.84	(11.30)	12.08	0.88
Total from investment operations	0.41	0.83	3.96	(10.51)	12.72	1.36
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.51)	(1.41)	(0.74)	(0.77)	(0.69)
Net asset value, end of period	$51.30	$51.42	$51.10	$48.55	$59.80	$47.85
Total return (b)	0.79%	1.71%	8.27%	(17.66)%	26.70%	2.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 38,474	$ 41,136	$ 76,647	$ 152,934	$ 83,718	$ 47,852
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.53% (c)	1.13%	1.90%	1.34%	1.22%	0.86%
Portfolio turnover rate (d)	64%	136%	127%	90%	101%	122%

(a)	Amount is less than $0.01.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 56.88	$ 55.79	$ 49.24	$ 62.31	$ 47.43	$ 46.63
Income from investment operations:
Net investment income (loss)	0.63	0.68	1.19	1.04	0.88	0.73
Net realized and unrealized gain (loss)	5.98	1.78	6.91	(13.06)	14.98	0.90
Total from investment operations	6.61	2.46	8.10	(12.02)	15.86	1.63
Distributions paid to shareholders from:
Net investment income	(0.84)	(1.37)	(1.55)	(1.01)	(0.98)	(0.83)
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.84)	(1.37)	(1.55)	(1.05)	(0.98)	(0.83)
Net asset value, end of period	$62.65	$56.88	$55.79	$49.24	$62.31	$47.43
Total return (a)	11.63%	4.61%	16.56%	(19.52)%	33.57%	3.55%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 390,686	$ 360,418	$ 691,886	$ 940,633	$ 810,194	$ 158,997
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.08% (b)	1.39%	2.13%	1.76%	1.85%	1.46%
Portfolio turnover rate (c)	56%	117%	107%	109%	104%	124%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 25.31	$ 26.36	$ 22.80	$ 27.84	$ 20.50	$ 18.10
Income from investment operations:
Net investment income (loss)	0.46	0.63	0.88	0.88	0.59	0.49
Net realized and unrealized gain (loss)	2.60	(1.00)	3.56	(5.12)	7.43	2.37
Total from investment operations	3.06	(0.37)	4.44	(4.24)	8.02	2.86
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.68)	(0.88)	(0.80)	(0.68)	(0.46)
Net asset value, end of period	$28.06	$25.31	$26.36	$22.80	$27.84	$20.50
Total return (a)	12.04%	(0.92)%	19.81%	(15.48)%	39.43%	15.86%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 555,637	$ 441,711	$ 644,615	$ 452,607	$ 449,663	$ 148,603
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.81% (c)
Ratio of net investment income (loss) to average net assets	3.49% (b)	2.53%	3.61%	3.37%	2.69%	2.49%
Portfolio turnover rate (d)	61%	111%	122%	103%	101%	119%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 51.56	$ 44.39	$ 37.57	$ 51.26	$ 36.47	$ 36.37
Income from investment operations:
Net investment income (loss)	0.52	0.68	1.02	0.72	1.00	0.47
Net realized and unrealized gain (loss)	5.35	7.17	6.82	(13.59)	14.87	0.11
Total from investment operations	5.87	7.85	7.84	(12.87)	15.87	0.58
Distributions paid to shareholders from:
Net investment income	(0.54)	(0.68)	(1.02)	(0.82)	(1.08)	(0.46)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.54)	(0.68)	(1.02)	(0.82)	(1.08)	(0.48)
Net asset value, end of period	$56.89	$51.56	$44.39	$37.57	$51.26	$36.47
Total return (a)	11.38%	17.90%	21.06%	(25.40)%	43.96%	1.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 113,775	$ 95,381	$ 144,261	$ 139,022	$ 258,845	$ 98,478
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.98% (b)	1.40%	2.48%	1.66%	2.38%	1.32%
Portfolio turnover rate (c)	44%	106%	99%	81%	82%	114%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 38.06	$ 40.99	$ 32.11	$ 39.97	$ 32.85	$ 40.12
Income from investment operations:
Net investment income (loss)	0.73	0.58	1.34	1.13	1.15	1.01
Net realized and unrealized gain (loss)	5.51	(2.95)	8.91	(7.35)	7.14	(7.43)
Total from investment operations	6.24	(2.37)	10.25	(6.22)	8.29	(6.42)
Distributions paid to shareholders from:
Net investment income	(0.71)	(0.56)	(1.37)	(1.64)	(1.17)	(0.85)
Net asset value, end of period	$43.59	$38.06	$40.99	$32.11	$39.97	$32.85
Total return (a)	16.43%	(5.25)%	32.36%	(16.16)%	25.53%	(16.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 28,337	$ 19,030	$ 18,444	$ 9,632	$ 17,986	$ 27,926
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.77% (b)	1.72%	3.58%	2.81%	2.87%	2.47%
Portfolio turnover rate (c)	38%	109%	73%	107%	98%	109%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 38.83	$ 35.26	$ 35.35	$ 36.33	$ 30.87	$ 28.85
Income from investment operations:
Net investment income (loss)	0.15	0.30	0.26	0.23	0.87	0.93
Net realized and unrealized gain (loss)	6.12	3.50	(0.01)	(1.21)	6.06	2.10
Total from investment operations	6.27	3.80	0.25	(0.98)	6.93	3.03
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.23)	(0.27)	(0.01)	(1.47)	(0.76)
Return of capital	—	—	(0.07)	—	—	(0.25)
Total distributions	(0.15)	(0.23)	(0.34)	—	(1.47)	(1.01)
Net asset value, end of period	$44.95	$38.83	$35.26	$35.35	$36.33	$30.87
Total return (a)	16.19%	10.66%	0.71%	(2.67)% (b)	22.54%	10.31%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 76,421	$ 3,883	$ 3,526	$ 3,535	$ 3,633	$ 3,087
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.43% (c)	0.98%	0.74%	0.77%	2.45%	2.17%
Portfolio turnover rate (d)	2%	38%	24%	156% (e)	64%	76%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $14,188, which represents less than $0.14 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 60.85	$ 54.11	$ 43.89	$ 52.73	$ 40.82	$ 39.97
Income from investment operations:
Net investment income (loss)	1.02	0.88	1.07	0.82	0.66	0.75
Net realized and unrealized gain (loss)	5.31	6.78	10.24	(8.66)	12.03	0.89
Total from investment operations	6.33	7.66	11.31	(7.84)	12.69	1.64
Distributions paid to shareholders from:
Net investment income	(0.59)	(0.92)	(1.09)	(0.84)	(0.78)	(0.74)
Return of capital	—	—	—	(0.16)	—	(0.05)
Total distributions	(0.59)	(0.92)	(1.09)	(1.00)	(0.78)	(0.79)
Net asset value, end of period	$66.59	$60.85	$54.11	$43.89	$52.73	$40.82
Total return (a)	10.40%	14.50%	25.91%	(15.11)%	31.26%	4.21%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 106,540	$ 97,354	$ 148,811	$ 151,409	$ 237,288	$ 104,080
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.20% (b)	1.59%	2.24%	1.79%	1.43%	1.91%
Portfolio turnover rate (c)	37%	86%	77%	65%	50%	92%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 42.72	$ 39.03	$ 33.54	$ 44.89	$ 33.70	$ 33.32
Income from investment operations:
Net investment income (loss)	0.34	0.46	0.61	0.58	0.71	0.50
Net realized and unrealized gain (loss)	5.17	4.09	5.77	(11.28)	11.41	0.47
Total from investment operations	5.51	4.55	6.38	(10.70)	12.12	0.97
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.86)	(0.89)	(0.62)	(0.93)	(0.59)
Return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.62)	(0.86)	(0.89)	(0.65)	(0.93)	(0.59)
Net asset value, end of period	$47.61	$42.72	$39.03	$33.54	$44.89	$33.70
Total return (a)	12.94%	12.18%	19.13%	(24.03)%	36.23%	2.96%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,522	$ 8,544	$ 9,758	$ 10,063	$ 8,977	$ 6,741
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.46% (b)	1.35%	1.66%	1.30%	1.80%	1.53%
Portfolio turnover rate (c)	62%	127%	119%	142%	111%	127%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 41.24	$ 39.28	$ 32.44	$ 43.02	$ 30.42	$ 27.43
Income from investment operations:
Net investment income (loss)	0.65	0.74	1.11	1.19	1.11	0.64
Net realized and unrealized gain (loss)	5.73	2.41	7.46	(10.26)	12.96	3.08
Total from investment operations	6.38	3.15	8.57	(9.07)	14.07	3.72
Distributions paid to shareholders from:
Net investment income	(0.94)	(1.19)	(1.73)	(1.44)	(1.26)	(0.73)
Net realized gain	—	—	—	(0.07)	(0.21)	—
Total distributions	(0.94)	(1.19)	(1.73)	(1.51)	(1.47)	(0.73)
Net asset value, end of period	$46.68	$41.24	$39.28	$32.44	$43.02	$30.42
Total return (a)	15.71%	8.73%	26.90%	(21.42)%	46.57%	13.53% (b)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 172,707	$ 152,581	$ 163,004	$ 157,326	$ 271,055	$ 94,306
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.93% (d)
Ratio of net investment income (loss) to average net assets	2.91% (c)	2.38%	2.88%	3.02%	3.26%	2.39%
Portfolio turnover rate (e)	64%	123%	127%	126%	113%	121%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $2,732, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Ratio reflects foreign capital gain tax expense of 0.14% which is not covered under the annual unitary management fee.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Six Months Ended 6/30/2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 42.10	$ 40.88	$ 34.43	$ 43.81	$ 32.64	$ 31.66
Income from investment operations:
Net investment income (loss)	0.79	0.50	0.73	0.80	0.47	0.50
Net realized and unrealized gain (loss)	4.02	1.34	6.51	(9.34)	11.26	1.17
Total from investment operations	4.81	1.84	7.24	(8.54)	11.73	1.67
Distributions paid to shareholders from:
Net investment income	(0.67)	(0.62)	(0.79)	(0.84)	(0.56)	(0.69)
Net asset value, end of period	$46.24	$42.10	$40.88	$34.43	$43.81	$32.64
Total return (a)	11.43%	4.69%	21.15%	(19.82)%	36.19%	5.49%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 27,743	$ 27,363	$ 53,145	$ 49,925	$ 39,425	$ 6,529
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.52% (b)	1.26%	1.96%	2.10%	0.96%	1.70%
Portfolio turnover rate (c)	50%	93%	87%	90%	77%	98%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following fifteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (Nasdaq ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	NASDAQ AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	NASDAQ AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	NASDAQ AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	NASDAQ AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Japan Index
First Trust Developed Markets ex-US AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	NASDAQ AlphaDEX® Germany Index
First Trust United Kingdom AlphaDEX® Fund	NASDAQ AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Switzerland AlphaDEX® Fund	NASDAQ AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	NASDAQ AlphaDEX® Eurozone Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
NFTY invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of June 30, 2021, NFTY held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. NFTY does not have the right to demand that such

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.18	$36,638	$13,749	0.02%
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, FPA, FEP, FCA, FDT, FEM, FGM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the six months ended June 30, 2021, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2021, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2021.
H. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 287,331	$ —	$ —
First Trust Europe AlphaDEX® Fund	10,100,757	—	—
First Trust Latin America AlphaDEX® Fund	370,400	—	211,686
First Trust Brazil AlphaDEX® Fund	909,571	—	202,915
First Trust China AlphaDEX® Fund	2,184,797	—	—
First Trust Japan AlphaDEX® Fund	529,021	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	9,436,349	—	—
First Trust Emerging Markets AlphaDEX® Fund	12,940,776	—	—
First Trust Germany AlphaDEX® Fund	1,287,032	—	—
First Trust United Kingdom AlphaDEX® Fund	269,856	—	—
First Trust India NIFTY 50 Equal Weight ETF	23,250	—	—
First Trust Switzerland AlphaDEX® Fund	1,542,537	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	171,922	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	5,008,472	—	—
First Trust Eurozone AlphaDEX® ETF	459,891	—	—
As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 74,373	$ (14,747,706)	$ 3,716,500
First Trust Europe AlphaDEX® Fund	1,634,207	(181,889,987)	56,096,415
First Trust Latin America AlphaDEX® Fund	—	(42,210,206)	3,192,125
First Trust Brazil AlphaDEX® Fund	—	(27,011,409)	1,284,304
First Trust China AlphaDEX® Fund	31,592	(6,729,612)	997,070
First Trust Japan AlphaDEX® Fund	62,771	(50,344,358)	381,356
First Trust Developed Markets ex-US AlphaDEX® Fund	1,343,721	(311,424,735)	47,418,054
First Trust Emerging Markets AlphaDEX® Fund	417,369	(210,536,626)	62,824,513
First Trust Germany AlphaDEX® Fund	—	(35,076,205)	12,210,288
First Trust United Kingdom AlphaDEX® Fund	19,162	(40,032,927)	3,287,248
First Trust India NIFTY 50 Equal Weight ETF	1,386	(1,595,121)	562,362
First Trust Switzerland AlphaDEX® Fund	—	(35,500,614)	13,192,113
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	59,999	(3,878,267)	1,185,710
First Trust Emerging Markets Small Cap AlphaDEX® Fund	1,693,967	(52,330,000)	26,616,473
First Trust Eurozone AlphaDEX® ETF	1,757	(18,107,198)	3,114,439
I. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of June 30, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 14,747,706
First Trust Europe AlphaDEX® Fund	181,889,987
First Trust Latin America AlphaDEX® Fund	42,196,601
First Trust Brazil AlphaDEX® Fund	27,007,894
First Trust China AlphaDEX® Fund	6,729,612
First Trust Japan AlphaDEX® Fund	50,344,358
First Trust Developed Markets ex-US AlphaDEX® Fund	311,424,735
First Trust Emerging Markets AlphaDEX® Fund	210,536,626
First Trust Germany AlphaDEX® Fund	35,075,796
First Trust United Kingdom AlphaDEX® Fund	40,032,927
First Trust India NIFTY 50 Equal Weight ETF	1,595,121
First Trust Switzerland AlphaDEX® Fund	35,500,614
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,878,267
First Trust Emerging Markets Small Cap AlphaDEX® Fund	52,330,000
First Trust Eurozone AlphaDEX® ETF	18,107,198
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2020, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —
First Trust Europe AlphaDEX® Fund	—
First Trust Latin America AlphaDEX® Fund	13,605
First Trust Brazil AlphaDEX® Fund	3,515
First Trust China AlphaDEX® Fund	—
First Trust Japan AlphaDEX® Fund	—
First Trust Developed Markets ex-US AlphaDEX® Fund	—
First Trust Emerging Markets AlphaDEX® Fund	—
First Trust Germany AlphaDEX® Fund	409
First Trust United Kingdom AlphaDEX® Fund	—
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—
First Trust Eurozone AlphaDEX® ETF	—
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.80% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On February 6, 2020, the Board of Trustees of FDT approved a reorganization of FDT with First Trust Australia AlphaDEX® Fund (“FAUS”), First Trust Canada AlphaDEX® Fund (“FCAN”), First Trust Hong Kong AlphaDEX® Fund (“FHK”) and First Trust South Korea AlphaDEX® Fund (“FKO”). The merger was completed on November 2, 2020. FDT was the surviving fund.
Under the terms of the reorganization, which was tax-free, the assets of FAUS, FCAN, FHK and FKO were transferred to, and the liabilities of FAUS, FCAN, FHK and FKO were assumed by, FDT in exchange for shares of FDT. The cost of the investments received from FAUS, FCAN, FHK and FKO were carried forward to FDT for U.S. GAAP and tax purposes. The FDT shares were then distributed to FAUS, FCAN, FHK and FKO shareholders and the separate existence of FAUS, FCAN, FHK and FKO ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on September 14, 2020, by the shareholders of FAUS, FCAN, FHK and FKO. When the reorganization occurred, the transactions were based on the relative NAVs of FAUS, FCAN, FHK, FKO and FDT.
The following table summarizes the asset transfers and conversion ratios for the reorganization.
Acquired Fund	Shares Redeemed	Net Assets on October 30, 2020	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains/Loss	Share Conversion Ratio	Acquiring (Surviving) Fund	Shares Issued*	Net Assets on October 30, 2020**
FAUS	100,002	$2,715,358	$—	$(660,638)	0.561515	FDT	56,153	$328,922,686
FCAN	150,002	3,109,344	—	(16,691,672)	0.428662	FDT	64,300	328,922,686
FHK	100,002	3,469,351	—	(49,458,851)	0.717435	FDT	71,745	328,922,686
FKO	100,002	2,050,424	—	(2,327,830)	0.424012	FDT	42,402	328,922,686
	450,008	$11,344,477	$—	$(69,138,991)			234,600
* Amount includes 188 shares that were distributed cash in lieu.
** Amount reflects net assets of FDT prior to the reorganization.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
The following table summarizes the operations of the Acquired Fund for the period January 1, 2020 to October 30, 2020, and the operations of FDT, the Acquiring (Surviving) Fund, for the fiscal year ended December 31, 2020, as presented in the Statements of Operations and the combined Acquired and Acquiring (Surviving) Funds’ pro-forma results of operations for the fiscal year ended December 31, 2020, assuming the acquisition had been completed on January 1, 2020.
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of FAUS, FCAN, FHK and FKO that have been included in FDT’s Statement of Operations since October 30, 2020.
	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) from Operations
Acquired Fund for the Period January 1, 2020 to October 30, 2020
FAUS	$71,239	$(165,950)	$(94,711)
FCAN	36,355	(739,608)	(703,253)
FHK	112,264	(21,591)	90,673
FKO	(11,721)	(89,926)	(101,647)
Acquiring Fund for the Fiscal Year Ended December 31, 2020
FDT	6,061,037	(48,546,250)	(42,485,213)
Combined Total	$6,269,174	$(49,563,325)	$(43,294,151)
5. Purchases and Sales of Securities
For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 10,038,164	$ 8,837,514
First Trust Europe AlphaDEX® Fund	271,721,401	271,253,823
First Trust Latin America AlphaDEX® Fund	6,044,042	7,877,195
First Trust Brazil AlphaDEX® Fund	14,292,810	11,953,519
First Trust China AlphaDEX® Fund	14,905,867	10,557,015
First Trust Japan AlphaDEX® Fund	24,960,874	24,975,983
First Trust Developed Markets ex-US AlphaDEX® Fund	222,274,569	224,309,233
First Trust Emerging Markets AlphaDEX® Fund	358,123,869	308,497,511
First Trust Germany AlphaDEX® Fund	46,764,177	46,730,806
First Trust United Kingdom AlphaDEX® Fund	8,675,332	8,841,577
First Trust India NIFTY 50 Equal Weight ETF	68,039,116	803,047
First Trust Switzerland AlphaDEX® Fund	39,873,041	38,271,688
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	6,832,418	5,523,881
First Trust Emerging Markets Small Cap AlphaDEX® Fund	103,524,376	97,685,855
First Trust Eurozone AlphaDEX® ETF	13,359,426	13,365,587

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
For the six months ended June 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 515,746	$ —
First Trust Europe AlphaDEX® Fund	203,387,384	230,236,112
First Trust Latin America AlphaDEX® Fund	279,078	1,087,676
First Trust Brazil AlphaDEX® Fund	315,952	248,218
First Trust China AlphaDEX® Fund	—	2,926,972
First Trust Japan AlphaDEX® Fund	—	2,573,611
First Trust Developed Markets ex-US AlphaDEX® Fund	—	4,961,287
First Trust Emerging Markets AlphaDEX® Fund	23,659,735	12,083,966
First Trust Germany AlphaDEX® Fund	13,448,376	5,367,070
First Trust United Kingdom AlphaDEX® Fund	6,521,471	—
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	6,192,441	6,742,596
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,286,553	4,676,691
First Trust Emerging Markets Small Cap AlphaDEX® Fund	7,200,506	13,861,260
First Trust Eurozone AlphaDEX® ETF	—	2,152,276
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2023.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following fifteen series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6–7, 2021. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6–7, 2021, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6–7, 2021 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for NFTY was below the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes. With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2021 (Unaudited)
under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September X, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September X, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September X, 2021

* Print the name and title of each signing officer under his or her signature.